UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3091

Name of Fund:  FAM Series Fund, Inc.
               Mercury Balanced Capital Strategy Portfolio
               Mercury Core Bond Strategy Portfolio
               Mercury Fundamental Growth Strategy Portfolio Mercury Global Allocation Strategy Portfolio Mercury High Yield Portfolio
               Mercury Intermediate Government Bond Portfolio Mercury Large Cap Core Strategy Portfolio Mercury Money Reserve Portfolio

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
            Officer, FAM Series Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 03/31/05

Item 1 - Schedule of Investments

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio Schedule of Investments as of March 31, 2005

                                                                                                              (in U.S. dollars)
-------------------------------------------------------------------------------------------------------------------------------
                                                           Shares
Industry*                                                   Held     Common Stocks                                     Value
-------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 3.5%                                 300,000   Honeywell International, Inc.                 $11,163,000
                                                            50,000   Northrop Grumman Corp.                          2,699,000
                                                           225,000   Raytheon Co.                                    8,707,500
                                                            80,000   United Technologies Corp.                       8,132,800
                                                                                                                   -----------
                                                                                                                    30,702,300
-------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.1%                                           200,000   Anheuser-Busch Cos., Inc.                       9,478,000
-------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.2%                                   300,000   Masco Corp.                                    10,401,000
-------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.7%                                     175,000   Janus Capital Group, Inc.                       2,441,250
                                                           350,000   Mellon Financial Corp.                          9,989,000
                                                           200,000   Morgan Stanley                                 11,450,000
                                                                                                                   -----------
                                                                                                                    23,880,250
-------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.2%                                           200,000   E.I. du Pont de Nemours & Co.                  10,248,000
-------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.2%                                    125,000   PNC Financial Services Group, Inc.              6,435,000
                                                           225,000   Wells Fargo & Co.                              13,455,000
                                                                                                                   -----------
                                                                                                                    19,890,000
-------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.3%                            235,000   Cisco Systems, Inc. (j)                         4,204,150
                                                           500,000   CommScope, Inc. (j)                             7,480,000
                                                                                                                   -----------
                                                                                                                    11,684,150
-------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 2.3%                             300,000   Hewlett-Packard Co.                             6,582,000
                                                           150,000   International Business Machines Corp.          13,707,000
                                                                                                                   -----------
                                                                                                                    20,289,000
-------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 2.2%                      270,000   Citigroup, Inc.                                12,133,800
                                                           205,000   JPMorgan Chase & Co.                            7,093,000
                                                                                                                   -----------
                                                                                                                    19,226,800
-------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                              275,000   Verizon Communications, Inc.                    9,762,500
Services - 1.1%
-------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                                      75,000   Agilent Technologies, Inc. (j)                  1,665,000
Instruments - 0.2%
-------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.9%                         150,000   GlobalSantaFe Corp.                             5,556,000
                                                            75,000   Schlumberger Ltd.                               5,286,000
                                                           100,000   Weatherford International Ltd. (i)(j)           5,794,000
                                                                                                                   -----------
                                                                                                                    16,636,000
-------------------------------------------------------------------------------------------------------------------------------
Food Products - 3.9%                                       150,000   Cadbury Schweppes Plc                           6,105,000
                                                           125,000   General Mills, Inc.                             6,143,750
                                                            45,000   Nestle SA Registered Shares                    12,355,273
                                                           200,000   Sara Lee Corp.                                  4,432,000
                                                            75,000   Unilever NV (a)                                 5,131,500
                                                                                                                   -----------
                                                                                                                    34,167,523
-------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                                    300,000   Baxter International, Inc.                     10,194,000
Supplies - 1.6%                                            150,000   Boston Scientific Corp. (j)                     4,393,500
                                                                                                                   -----------
                                                                                                                    14,587,500
-------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services -                         125,000   AmerisourceBergen Corp.                         7,161,250
1.7%                                                       150,000   HCA, Inc.                                       8,035,500
                                                                                                                   -----------
                                                                                                                    15,196,750
-------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.1%                       325,000   McDonald's Corp.                               10,120,500
-------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.5%                                  200,000   Kimberly-Clark Corp.                           13,146,000
-------------------------------------------------------------------------------------------------------------------------------


FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio Schedule of Investments as of March 31, 2005

                                                                                                              (in U.S. dollars)
-------------------------------------------------------------------------------------------------------------------------------
                                                           Shares
Industry*                                                   Held     Common Stocks                                     Value
-------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.1%                                         300,000   Accenture Ltd. Class A (j)                    $ 7,245,000
                                                            50,000   Computer Sciences Corp. (j)                     2,292,500
                                                                                                                   ------------
                                                                                                                     9,537,500
-------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 2.9%                            350,000   General Electric Co.                           12,621,000
                                                           375,000   Tyco International Ltd.                        12,675,000
                                                                                                                   ------------
                                                                                                                    25,296,000
-------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.9%                                           280,000   ACE Ltd.                                       11,555,600
                                                           175,000   American International Group, Inc.              9,696,750
                                                           240,000   Prudential Financial, Inc.                     13,776,000
                                                                                                                   ------------
                                                                                                                    35,028,350
-------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.3%                                           300,000   Dover Corp.                                    11,337,000
-------------------------------------------------------------------------------------------------------------------------------
Media - 3.2%                                                50,000   Clear Channel Communications, Inc.              1,723,500
                                                           150,000   Comcast Corp. Special Class A (j)               5,010,000
                                                           300,000   Interpublic Group of Cos., Inc. (i)(j)          3,684,000
                                                           300,000   News Corp. Class A                              5,076,000
                                                           235,000   Viacom, Inc. Class B                            8,185,050
                                                           175,000   Walt Disney Co.                                 5,027,750
                                                                                                                   ------------
                                                                                                                    28,706,300
-------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.6%                                     205,000   Alcoa, Inc.                                     6,229,950
                                                           150,000   United States Steel Corp.                       7,627,500
                                                                                                                   ------------
                                                                                                                    13,857,450
-------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 5.9%                                           250,000   Devon Energy Corp.                             11,937,500
                                                           150,000   EnCana Corp.                                   10,563,000
                                                           150,000   Exxon Mobil Corp.                               8,940,000
                                                           140,000   Murphy Oil Corp.                               13,822,200
                                                            60,000   Total SA (a)                                    7,033,800
                                                                                                                   ------------
                                                                                                                    52,296,500
-------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 2.4%                             300,000   International Paper Co.                        11,037,000
                                                           150,000   Weyerhaeuser Co. (i)                           10,275,000
                                                                                                                   ------------
                                                                                                                    21,312,000
-------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.5%                                   100,000   Avon Products, Inc.                             4,294,000
-------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.7%                                     175,000   GlaxoSmithKline Plc (a)                         8,036,000
                                                           305,000   Schering-Plough Corp.                           5,535,750
                                                           255,000   Wyeth                                          10,755,900
                                                                                                                   ------------
                                                                                                                    24,327,650
-------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.9%                                          75,000   Burlington Northern Santa Fe Corp.              4,044,750
                                                           100,000   CSX Corp.                                       4,165,000
                                                                                                                   ------------
                                                                                                                     8,209,750
-------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                             375,000   Applied Materials, Inc.                         6,093,750
Equipment - 2.1%                                           300,000   Intel Corp.                                     6,969,000
                                                           265,000   Intersil Corp. Class A                          4,589,800
                                                           100,000   Micron Technology, Inc. (j)                     1,034,000
                                                                                                                   ------------
                                                                                                                    18,686,550
-------------------------------------------------------------------------------------------------------------------------------
Software - 2.3%                                            185,000   Citrix Systems, Inc. (j)                        4,406,700
                                                           515,000   Microsoft Corp.                                12,447,550
                                                           375,000   Siebel Systems, Inc. (j)                        3,423,750
                                                                                                                   ------------
                                                                                                                    20,278,000
-------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.0%                                    350,000   Limited Brands                                  8,505,000
                                                           300,000   Office Depot, Inc. (j)                          6,654,000
                                                           100,000   TJX Cos., Inc.                                  2,463,000
                                                                                                                   ------------
                                                                                                                    17,622,000
-------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.9%                          150,000   Fannie Mae                                      8,167,500
-------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Investments in Common Stocks
                                                                     (Cost - $516,838,161) - 64.4%                 570,037,823
-------------------------------------------------------------------------------------------------------------------------------


FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio Schedule of Investments as of March 31, 2005

                                                                                                              (in U.S. dollars)
-------------------------------------------------------------------------------------------------------------------------------
                                                        Preferred Securities
-------------------------------------------------------------------------------------------------------------------------------
Industry*                                                    Face
                                                            Amount   Capital Trusts                                      Value
-------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.0%                          USD       335,000   BAC Capital Trust VI,  5.625% due 3/08/2035    $  320,750
-------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 0.0%                                           340,000   Pemex Project Funding Master Trust, 7.375%
                                                                     due 12/15/2014                                    363,800
-------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Investments in Capital Trusts
                                                                     (Cost - $690,283) - 0.0%                          684,550
-------------------------------------------------------------------------------------------------------------------------------
                                                            Shares
                                                             Held    Preferred Stocks
-------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%                                         56     DG Funding Trust, 5.34% (e)                     604,100
-------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.0%                                    5,300    Duquesne Light Co., 6.50%                        285,829
-------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.1%                           20,800   Fannie Mae, 7%                                  1,150,500
-------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Investments in Preferred Stocks
                                                                     (Cost - $2,038,202) - 0.2%                      2,040,429
-------------------------------------------------------------------------------------------------------------------------------
                                                             Face
                                                            Amount   Trust Preferred
-------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.2%                       USD     1,680,000   RC Trust I,  7% due 5/15/2006                   1,715,535
-------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Investments in Trust Preferred
                                                                     (Cost - $1,740,358) - 0.2%                      1,715,535
-------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Investments in Preferred Securities
                                                                     (Cost - $4,468,843) - 0.4%                      4,440,514
-------------------------------------------------------------------------------------------------------------------------------
                                                                     Corporate Bonds
-------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.1%                                 895,000   Goodrich Corp.,  6.60% due 5/15/2009              956,809
                                                            10,000   Raytheon Co.,  8.30% due 3/01/2010                 11,482
                                                                                                                    -----------
                                                                                                                       968,291
-------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                                            281,660   American Airlines, Inc. Series 2003-1,  3.857%
                                                                     due 1/09/2012                                     273,124
-------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                                                   DaimlerChrysler NA Holding Corp.:
                                                           600,000      3.20% due 3/07/2007 (c)                        600,073
                                                           350,000      4.75% due 1/15/2008                            348,343
                                                           330,000      7.75% due 1/18/2011                            365,882
                                                           310,000   Hyundai Motor Manufacturing Alabama LLC,
                                                                     5.30% due 12/19/2008 (e)                          310,769
                                                                                                                    -----------
                                                                                                                     1,625,067
-------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.2%                                     1,430,000   Abgenix, Inc.,  3.50% due 3/15/2007 (g)         1,385,313
-------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.9%                                     535,000   The Bear Stearns Cos., Inc.,  3.03%               536,903
                                                                     due 1/30/2009(c)
                                                           725,000   Credit Suisse First Boston USA, Inc.,
                                                                     4.70% due 6/01/2009                               724,299
                                                                     Goldman Sachs Group, Inc.:
                                                         1,315,000      5.70% due 9/01/2012                          1,353,792
                                                           685,000      5.25% due 10/15/2013                           680,480
                                                                     Lehman Brothers Holdings, Inc.:
                                                            30,000      4% due 1/22/2008                                29,611
                                                           800,000      3.50% due 8/07/2008                            779,340
                                                           255,000   Mellon Funding Corp.,  4.875% due 6/15/2007       258,574
                                                                     Sigma Finance Corp. (c):
                                                         2,300,000      4.939% due 8/15/2011                         2,300,000
                                                         1,100,000      5.49% due 3/31/2014 (e)                      1,109,496
                                                                                                                    -----------
                                                                                                                     7,772,495
-------------------------------------------------------------------------------------------------------------------------------


FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio Schedule of Investments as of March 31, 2005

                                                                                                              (in U.S. dollars)
-------------------------------------------------------------------------------------------------------------------------------
                                                 Face
Industry*                                       Amount   Corporate Bonds                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.0%                     USD       215,000   Yara International ASA,  5.25% due 12/15/2014 (e)          $  212,158
-------------------------------------------------------------------------------------------------------------------------------
Commercial Banks-                              300,000   Bank One Corp.,  8% due 4/29/2027                             379,312
0.5%                                           590,000   Bank of America Corp.,  4.875% due 9/15/2012                  588,818
                                               620,000   Barclays Bank Plc,  8.55% (e)(l)                              732,573
                                               435,000   Corporacion Andina de Fomento,  6.875% due 3/15/2012          478,435
                                               105,000   FirstBank Puerto Rico,  7.625% due 12/20/2005                 106,296
                                               540,000   HSBC Bank USA NA,  5.875% due 11/01/2034                      543,555
                                               145,000   Hudson United Bancorp,  8.20% due 9/15/2006                   151,978
                                               350,000   PNC Bank NA,  5.25% due 1/15/2017                             344,813
                                               370,000   PNC Funding Corp.,  6.125% due 2/15/2009                      387,366
                                               235,000   Popular North America, Inc.,  3.875% due 10/01/2008           231,031
                                               485,000   Wells Fargo & Co.,  5% due 11/15/2014                         480,324
                                               520,000   Westpac Banking Corp.,  4.625% due 6/01/2018                  476,386
                                                                                                                    -----------
                                                                                                                     4,900,887
-------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                                    Cendant Corp.:
Supplies - 0.2%                                270,000       6.25% due 1/15/2008                                       281,029
                                               730,000       7.375% due 1/15/2013                                      824,696
                                               285,000   International Lease Finance Corp.,  2.95% due 5/23/2006       280,476
                                                                                                                    -----------
                                                                                                                     1,386,201
-------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.1%                420,000   Alltel Corp.,  4.656% due 5/17/2007                           422,554
                                               615,000   Harris Corp.,  6.35% due 2/01/2028                            644,332
                                                                                                                    -----------
                                                                                                                     1,066,886
-------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.1%                        400,000   Capital One Bank,  5.75% due 9/15/2010                        413,217
                                               310,000   Capital One Financial Corp.,  4.80% due 2/21/2012             301,116
                                               305,000   MBNA Corp.,  4.625% due 9/15/2008                             303,625
                                                                                                                    -----------
                                                                                                                     1,017,958
-------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%                            Sealed Air Corp. (e):
                                               430,000       5.375% due 4/15/2008                                      437,237
                                               295,000       6.95% due 5/15/2009 (c)                                   314,091
                                                                                                                    -----------
                                                                                                                       751,328
-------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 1.9%                    Citigroup, Inc.:
                                               990,000        5.625% due 8/27/2012                                   1,025,665
                                               320,000        5.85% due 12/11/2034                                     325,877
                                             1,005,000   Deutsche Telekom International Finance BV,  5.25%
                                                         due 7/22/2013                                               1,007,867
                                                         Ford Motor Credit Co.:
                                             3,372,000       3.92% due 9/28/2007 (c)                                 3,288,280
                                               615,000       7.375% due 10/28/2009                                     617,688
                                               895,000       7.375% due 2/01/2011                                      889,214
                                               510,000   Fund American Cos., Inc.,  5.875% due 5/15/2013               517,807
                                                         General Electric Capital Corp.:
                                             2,325,000       6% due 6/15/2012                                        2,477,153
                                               660,000       6.75% due 3/15/2032                                       761,853
                                             3,083,000   General Motors Acceptance Corp.,  4.203%
                                                         due 9/23/2008 (c)                                           2,814,418
                                             1,575,000   HSBC Finance Corp.,  6.50% due 11/15/2008                   1,669,379
                                                         JPMorgan Chase & Co.:
                                               660,000       5.75% due 1/02/2013                                       685,856
                                               530,000       4.75% due 3/01/2015                                       507,331
                                               235,000   Principal Life Global Funding I,  3.625%
                                                         due 4/30/2008 (e)                                             229,501
                                                                                                                    -----------
                                                                                                                    16,817,889
-------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                  620,000   BellSouth Corp.,  6% due 11/15/2034                           616,890
Services - 0.3%                                250,000   GTE Corp.,  6.84% due 4/15/2018                               274,837
                                               340,000   Royal KPN NV,  8% due 10/01/2010                              388,329
                                               515,000   TELUS Corp.,  7.50% due 6/01/2007                             548,179
                                               400,000   Tele-Communications-TCI Group,  9.80% due 2/01/2012           501,376
                                               305,000   Verizon Global Funding Corp.,  7.75%
                                                         due 12/01/2030                                                368,622
                                                                                                                    -----------
                                                                                                                     2,698,233
-------------------------------------------------------------------------------------------------------------------------------


FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio Schedule of Investments as of March 31, 2005

                                                                                                              (in U.S. dollars)
-------------------------------------------------------------------------------------------------------------------------------
                                                 Face
Industry*                                       Amount   Corporate Bonds                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.0%            USD     1,090,000   AEP Texax Central Co. Series D, 5.50% due 2/15/2013        $1,111,790
                                                80,000   Ameren Corp.,  4.263% due 5/15/2007                            79,822
                                               370,000   Entergy Arkansas, Inc.,  5.66% due 2/01/2025                  366,909
                                               530,000   Entergy Louisiana, Inc.,  5.09% due 11/01/2014                518,001
                                               135,000   Exelon Corp.,  6.75% due 5/01/2011                            146,896
                                               610,000   Exelon Generation Co. LLC,  5.35% due 1/15/2014               612,236
                                               670,000   FirstEnergy Corp. Series B,  6.45% due 11/15/2011             706,880
                                             1,700,000   PPL Capital Funding,  3.87% due 5/18/2006 (c)               1,702,416
                                               850,000   Pacific Gas & Electric Co.,  6.05% due 3/01/2034              872,793
                                               600,000   Pepco Holdings, Inc.,  4% due 5/15/2010                       577,236
                                               405,000   Public Service Co. of New Mexico,  4.40% due 9/15/2008        400,917
                                               485,000   SPI Electricity & Gas Australia Holdings Pty Ltd.,
                                                         6.15% due 11/15/2013 (e)                                      515,725
                                                         Southern California Edison Co.:
                                                95,000       3.44% due 1/13/2006 (c)                                    95,161
                                               304,000       8% due 2/15/2007                                          323,702
                                               485,000   TXU Corp.,  5.55% due 11/15/2014 (e)                          460,173
                                               320,000   Westar Energy, Inc.,  6% due 7/01/2014                        338,177
                                                                                                                    -----------
                                                                                                                     8,828,834
-------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                       1,410,000   Celestica, Inc., 3.69% due 8/01/2020 (h)(g)                   791,363
Instruments - 0.1%                             375,000   Jabil Circuit, Inc.,  5.875% due 7/15/2010                    387,212
                                                                                                                    -----------
                                                                                                                     1,178,575
-------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.1%                           605,000   Cadbury Schweppes US Finance LLC,  3.875%
                                                         due 10/01/2008 (e)                                            591,932
-------------------------------------------------------------------------------------------------------------------------------
Foreign Government                   EUR     1,362,000   Bundesobligation Series 143,  3.50% due 10/10/2008          1,809,937
Obligations - 0.4%                   USD       220,000   Chile Government International Bond,  5.50%
                                                         due 1/15/2013                                                 224,862
                                                         Mexico Government International Bond:
                                               650,000       9.875% due 2/01/2010                                      773,500
                                               265,000       6.375% due 1/16/2013                                      274,938
                                               265,000       5.875% due 1/15/2014                                      263,013
                                                                                                                    -----------
                                                                                                                     3,346,250
-------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                           680,000   Gazprom International SA,  7.201% due 2/01/2020 (e)           693,600
                                               450,000   Panhandle Eastern Pipe Line Series B,  2.75% due 3/15/2007    435,706
                                                                                                                    -----------
                                                                                                                     1,129,306
-------------------------------------------------------------------------------------------------------------------------------
Health Care Providers                          630,000   Coventry Health Care, Inc.,  5.875% due 1/15/2012 (e)         630,000
& Services - 0.1%                              382,000   Manor Care, Inc.,  7.50% due 6/15/2006                        395,395
                                                                                                                    -----------
                                                                                                                     1,025,395
-------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.2%                                DR Horton, Inc.:
                                               625,000       5% due 1/15/2009                                          608,693
                                               340,000       6.875% due 5/01/2013                                      352,750
                                               480,000       5.625% due 9/15/2014                                      455,674
                                               675,000   KB Home,  5.75% due 2/01/2014                                 646,533
                                                                                                                    -----------
                                                                                                                     2,063,650
-------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates -                      30,000   General Electric Co.,  5% due 2/01/2013                        29,956
0.2%                                           330,000   Hutchison Whampoa International 01/11 Ltd,  7%
                                                         due 2/16/2011 (e)                                             359,212
                                             1,175,000   Tyco International Group SA,  6.75% due 2/15/2011           1,273,209
                                                                                                                    -----------
                                                                                                                     1,662,377
-------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.3%                               505,000   AON Corp.,  6.70% due 1/15/2007                               522,671
                                               315,000   Montpelier Re Holdings Ltd.,  6.125% due 8/15/2013            321,680
                                               590,000   NLV Financial Corp.,  7.50% due 8/15/2033 (e)                 663,612
                                               225,000   North Front Pass-Through Trust,  5.81% due
                                                         12/15/2024 (c)(e)                                             222,741
                                               160,000   Prudential Financial, Inc.,  4.104% due 11/15/2006            160,526
                                               575,000   Prudential Holdings LLC,  8.695% due 12/18/2023 (e)           727,651
                                                                                                                    -----------
                                                                                                                     2,618,881
-------------------------------------------------------------------------------------------------------------------------------


FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio Schedule of Investments as of March 31, 2005

                                                                                                              (in U.S. dollars)
-------------------------------------------------------------------------------------------------------------------------------
                                                 Face
Industry*                                       Amount   Corporate Bonds                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
Media - 0.7%                         USD        35,000   COX Communications, Inc.,  7.125% due 10/01/2012           $   38,171
                                                         Clear Channel Communications, Inc.:
                                               650,000       5.75% due 1/15/2013                                       639,712
                                               360,000       5.50% due 9/15/2014                                       343,756
                                               600,000   Comcast Cable Communications,  6.375% due 1/30/2006           610,588
                                               953,000   Comcast Cable Communications Holdings, Inc.,  8.375%
                                                         due 3/15/2013                                               1,132,386
                                               505,000   Comcast Corp.,  5.85% due 1/15/2010                           522,219
                                               910,000   Historic TW, Inc.,  9.125% due 1/15/2013                    1,124,409
                                               280,000   Media General, Inc.,  6.95% due 9/01/2006                     287,687
                                               830,000   News America, Inc.,  6.75% due 1/09/2038                      912,310
                                               550,000   Time Warner, Inc.,  7.625% due 4/15/2031                      646,121
                                                                                                                    -----------
                                                                                                                     6,257,359
-------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%                         945,000   Textron Financial Corp.,  2.75% due 6/01/2006                 925,058
-------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities &                                        Dominion Resources, Inc. Series B:
Unregulated Power - 0.3%                       280,000       7.625% due 7/15/2005                                      283,394
                                               350,000       3.094% due 5/15/2006 (c)                                  350,840
                                               330,000   PSEG Power LLC,  6.95% due 6/01/2012                          365,231
                                                         Sempra Energy:
                                               330,000       4.621% due 5/17/2007                                      331,308
                                               250,000       7.95% due 3/01/2010                                       281,415
                                               250,000       6% due 2/01/2013                                          261,946
                                               375,000   Southern Power Co. Series B,  6.25% due 7/15/2012             402,890
                                                                                                                    -----------
                                                                                                                     2,277,024
-------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 1.0%                               315,000   Amerada Hess Corp.,  7.125% due 3/15/2033                     350,286
                                               202,000   Anadarko Finance Co. Series B,  6.75% due 5/01/2011           222,341
                                               295,000   Colonial Pipeline Co.,  7.63% due 4/15/2032 (e)               383,078
                                               320,000   Consolidated Natural Gas Co.,  5% due 12/01/2014              312,889
                                               685,000   Enterprise Products Operating LP,  5.60%
                                                         due 10/15/2014 (e)                                            676,047
                                               458,500   Kern River Funding Corp.,  4.893% due 4/30/2018 (e)           457,092
                                               540,000   Kinder Morgan Energy Partners LP,  5.125%
                                                         due 11/15/2014                                                525,397
                                               385,000   Kinder Morgan, Inc.,  5.15% due 3/01/2015                     375,097
                                               215,000   Motiva Enterprises LLC,  5.20% due 9/15/2012 (e)              217,744
                                               425,000   Nexen, Inc.,  5.875% due 3/10/2035                            406,504
                                               710,000   Occidental Petroleum Corp.,  6.75% due 1/15/2012              785,461
                                             1,750,000   Pemex Project Funding Master Trust, 4.31% due
                                                         6/15/2010 (c)(e)                                            1,785,000
                                               460,000   Pioneer Natural Resources Co.,  7.20% due 1/15/2028 (e)       525,505
                                               525,000   Tengizchevroil Finance Co. SARL,  6.124%
                                                         due 11/15/2014                                                519,750
                                               800,000   Texas Gas Transmission Corp.,  4.60% due 6/01/2015            760,022
                                               765,000   Ultramar Diamond Shamrock Corp.,  6.75%
                                                         due 10/15/2037                                                882,876
                                                                                                                    -----------
                                                                                                                     9,185,089
-------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.2%                 560,000   Celulosa Arauco y Constitucion SA,  8.625%
                                                         due 8/15/2010                                                 642,310
                                               510,000   Champion International Corp.,  6.65% due 12/15/2037           570,395
                                               290,000   Inversiones CMPC SA,  4.875% due 6/18/2013 (e)                278,213
                                               300,000   Sappi Papier Holding AG,  6.75% due 6/15/2012 (e)             325,412
                                                                                                                    -----------
                                                                                                                     1,816,330
-------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%                          10,000   Eli Lilly & Co.,  7.125% due 6/01/2025                         12,079
                                               920,000   Wyeth,  5.50% due 3/15/2013                                   935,197
                                                                                                                    -----------
                                                                                                                       947,276
-------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.2%                             170,000   Developers Diversified Realty Corp.,  6.625% due
                                                         1/15/2008                                                     177,912
                                               415,000   Highwoods Properties, Inc.,  7% due 12/01/2006                429,181
                                               990,000   Westfield Capital Corp. Ltd.,  5.125% due 11/15/2014 (e)      975,124
                                                                                                                    -----------
                                                                                                                     1,582,217
-------------------------------------------------------------------------------------------------------------------------------


FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio Schedule of Investments as of March 31, 2005

                                                                                                              (in U.S. dollars)
-------------------------------------------------------------------------------------------------------------------------------
                                                 Face
Industry*                                       Amount   Corporate Bonds                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.1%                   USD       140,000   Norfolk Southern Corp.,  7.25% due 2/15/2031              $   167,888
                                                         Union Pacific Corp.:
                                               230,000       7.25% due 11/01/2008                                      250,212
                                               230,000       5.375% due 5/01/2014                                      232,541
                                                                                                                    -----------
                                                                                                                       650,641
-------------------------------------------------------------------------------------------------------------------------------
Software - 0.1%                                760,000   Computer Associates International, Inc.,  5.625%
                                                         due 12/01/2014 (e)                                            747,440
-------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.2%              455,000   Countrywide Home Loans, Inc.,  5.625% due 7/15/2009           465,197
                                               790,000   Sovereign Bank,  5.125% due 3/15/2013                         780,299
                                               475,000   Washington Mutual, Inc.,  4.20% due 1/15/2010                 462,244
                                                                                                                    -----------
                                                                                                                     1,707,740
-------------------------------------------------------------------------------------------------------------------------------
Wireless                                       110,000   AT&T Wireless Services, Inc.,  8.75% due 3/01/2031            145,124
Telecommunication                              605,000   America Movil SA de C.V.,  6.375% due 3/01/2035               547,394
Services - 0.2%                                560,000   Sprint Capital Corp.,  8.75% due 3/15/2032                    726,522
                                                                                                                    -----------
                                                                                                                     1,419,040
-------------------------------------------------------------------------------------------------------------------------------
                                                         Total Investments in Corporate Bonds
                                                         (Cost - $90,837,286) - 10.3%                               90,836,244
-------------------------------------------------------------------------------------------------------------------------------
                                                         Collateralized Mortgage Obligations++
-------------------------------------------------------------------------------------------------------------------------------
                                             2,050,000   Argent Securities, Inc. Series 2004-W11 Class A3,
                                                         3.38% due 11/25/2034 (c)                                    2,058,266
                                             1,860,000   Bear Stearns Adjustable Rate Mortgage Trust Series
                                                         2004-4 Class A4,  3.515% due 6/25/2034 (c)                  1,804,617
                                               647,363   CIT Group Home Equity Loan Trust Series 2003-1
                                                         Class A2, 2.35% due 4/20/2027                                 645,505
                                                         Countrywide Asset-Backed Certificates Series (c):
                                             1,587,899       2004-5 Class A,  3.47% due 10/25/2034                   1,595,157
                                               750,000       2004-13 Class AF4,  4.583% due 1/25/2033                  732,837
                                               750,000       2004-13 Class MF1,  5.071% due 12/25/2034                 733,899
                                             1,000,000   Credit-Based Asset Servicing and Securitization
                                                         Series 2005-CB2 Series AV2, 3.10% due 4/25/2035             1,000,000
                                                         Fannie Mae Guaranteed Pass-Through Certificates:
                                             3,900,000       4.50% due 4/15/2020                                     3,812,250
                                             1,300,022       5% due 12/01/2019 - 2/01/2020                           1,299,981
                                             2,092,592       5% due 4/15/2035                                        2,045,509
                                             6,041,000       5.50% due 4/15/2035                                     6,048,551
                                             1,143,241       6% due 11/01/2034                                       1,168,852
                                             2,075,981       6.50% due 8/01/2032 - 7/01/2034                         2,158,062
                                               143,666   Fannie Mae Trust Series 2003-W19 Class 1A1,
                                                         2.01% due 11/25/2033                                          143,382
                                                         First Franklin Mtg. Loan Asset-Backed Certificates:
                                               978,034       Series 2003-FF5 Class A2,  2.82% due 3/25/2034 (c)        974,851
                                             6,400,000       Series 2004-FF10 Class A2,  3.42% due 12/25/2032 (c)    6,425,041
                                                         Freddie Mac Mortgage Participation Certificates:
                                             1,470,074       5% due 4/15/2020                                        1,470,074
                                             4,439,781       5% due 4/15/2035                                        4,342,661
                                               957,616       5.50% due 1/01/2018                                       978,163
                                               880,091       5.50% due 9/01/2034                                       882,963
                                               596,320       6% due 8/01/2016 - 12/01/2017                             616,225
                                             2,611,519       6% due 1/01/2034                                        2,673,669
                                               275,606       6.50% due 8/01/2016 - 5/01/2017                           288,318
                                               833,692       7% due 7/01/2031 - 06/01/2032                             878,560
-------------------------------------------------------------------------------------------------------------------------------


FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio Schedule of Investments as of March 31, 2005

                                                                                                              (in U.S. dollars)
-------------------------------------------------------------------------------------------------------------------------------
                                                 Face
                                                Amount   Collateralized Mortgage Obligations++                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                     USD     5,500,000   GMAC Commercial Mortgage Securities, Inc.
                                                         Series 2004-C3 Class AAB,  4.702% due 12/10/2041 (c)      $ 5,393,979
                                                         Ginnie Mae MBS Certificates:
                                                    88       7.50% due 9/15/2005                                            88
                                                    69       7.50% due 1/15/2006                                            70
                                                44,022       7.50% due 3/15/2032                                        47,224
                                                         Ginnie Mae Trust Series 2004-6 Class C,  4.66%
                                             1,500,000   due 7/16/2033                                               1,471,425
                                             1,350,000   Greenwich Capital Commercial Funding Corp.
                                                         Series 2004-GG1 Class A4,  4.755% due 6/10/2036             1,349,545
                                             2,741,135   Home Equity Asset Trust Series 2005-1 Class A2,
                                                          3.30% due 5/25/2035 (c)                                    2,741,129
                                             3,000,000   MBNA Credit Card Master Note Trust Series 2001-C3
                                                         Class C3, 6.55% due 12/15/2008                              3,092,869
                                             1,556,520   Morgan Stanley ABS Capital Series 2004-WMC1
                                                         Class A3,  3.27% due 6/25/2034 (c)                          1,557,271
                                             2,927,839   Morgan Stanley ABS Capital I Series 2005-HE1
                                                         Class A2MZ,  3.32% due 12/25/2034 (c)                       2,932,471
                                               758,025     Nationslink Funding Corp Series 1999-2 Class A3,
                                                         7.181% due 6/20/2031                                          781,393
                                             3,861,736   New Century Home Equity Loan Trust Series 2004-3
                                                         Class A3,  3.41% due 11/25/2034 (c)                         3,875,765
                                               350,000   Option One Mortgage Loan Trust Series 2005-1 Class M5,
                                                         4.27% due 2/25/2035 (c)                                       351,439
                                                         Park Place Securities, Inc. (c):
                                             1,332,311       Series 2005-WCH1 Class A1B,  3.32% due 1/25/2035        1,334,379
                                             1,123,423       Series 2005-WCH1 Class A3D,  3.36% due 1/25/2035        1,125,177
                                               400,000   Popular ABS Mortgage Pass-Through Trust Series 2005-1
                                                         Class M2, 5.507% due 5/25/2035                                391,875
                                                         Residential Asset Mortgage Products, Inc. (c):
                                             1,900,000       Series 2004-RS11 Class A2,  3.29% due 12/25/2033        1,907,623
                                             1,350,000       Series 2005-RS3 Class AI2,  3.02% due 3/25/2035         1,350,000
                                               550,000   Structured Asset Investment Loan Trust 2004-8
                                                         Class M4,  4.02% due 9/25/2034 (c)                            553,374
                                               956,965   Structured Asset Securities Corp. Series 2004-23XS
                                                         Class 2A1,  3.32% due 1/25/2035 (c)                           958,748
                                               549,962   Washington Mutual Series 2005-AR2 Class B4,  3.775%
                                                         due 1/25/2045 (c)                                             549,962
                                             6,400,000   Wells Fargo Home Equity Trust Series 2004-2 Class A32,
                                                         3.36% due 2/25/2032 (c)                                     6,423,416
                                               350,000   Whole Auto Loan Trust 2004-1 Class D,  5.60%
                                                         due 3/15/2011                                                 352,984
-------------------------------------------------------------------------------------------------------------------------------
                                                         Total Collateralized Mortgage Obligations
                                                         (Cost - $83,715,646) - 9.4%                                83,319,599
-------------------------------------------------------------------------------------------------------------------------------


FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio Schedule of Investments as of March 31, 2005

                                                                                                              (in U.S. dollars)
-------------------------------------------------------------------------------------------------------------------------------
                                           Face Amount   Government and Agency Obligations                             Value
-------------------------------------------------------------------------------------------------------------------------------
                                               635,000   City of Dallas, Texas,  5.25% due 2/15/2024              $    627,253
                                             2,220,000   Fannie Mae,  7.125% due 1/15/2030                           2,815,031
                                                         U.S. Treasury Bonds:
                                             1,270,000       7.50% due 11/15/2016 (f)                                1,592,263
                                               780,000       8.125% due 8/15/2019                                    1,049,375
                                             2,710,000       7.25% due 8/15/2022                                     3,464,247
                                               560,000       6.25% due 8/15/2023                                       652,028
                                               560,000       6.625% due 2/15/2027                                      690,025
                                             6,275,000       5.375% due 2/15/2031                                    6,839,016
                                                         U.S. Treasury Notes:
                                             7,060,000       7% due 7/15/2006                                        7,358,398
                                               780,000       6.50% due 2/15/2010                                       858,884
                                             2,435,000       4% due 2/15/2015                                        2,339,502
                                                         United States Treasury Inflation Indexed Bonds:
                                             1,523,176       3.875% due 1/15/2009                                    1,679,760
                                             1,323,509       3.50% due 1/15/2011                                     1,478,488
-------------------------------------------------------------------------------------------------------------------------------
                                                         Total Government and Agency Obligations
                                                         (Cost - $31,003,567) - 3.6%                                31,444,270
-------------------------------------------------------------------------------------------------------------------------------
                                   Beneficial Interest   Short-Term Securities
-------------------------------------------------------------------------------------------------------------------------------
                                           122,983,076   Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                         Series I (b)                                              122,983,076
                                            12,931,500   Merrill Lynch Liquidity Series, LLC
                                                         Money Market Series (b)(d)                                 12,931,500
-------------------------------------------------------------------------------------------------------------------------------
                                                         Total Investments in Short-Term Securities
                                                         (Cost - $135,914,576) - 15.4%                             135,914,576
-------------------------------------------------------------------------------------------------------------------------------
                                            Number of
                                            Contracts    Options Purchased
-------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased - 0.0%                    24+++   London InterBank Offered Rate (LIBOR) Linked Floor,
                                                         expiring April 2005 at 1.5%, JPMorgan Chase Bank                  240
-------------------------------------------------------------------------------------------------------------------------------
                                                         Total Investments in Options Purchased
                                                         (Premiums Paid - $14,400) - 0.0%                                  240
-------------------------------------------------------------------------------------------------------------------------------
                                                         Total Investments  (Cost - $862,792,479) - 103.5%         915,993,266
-------------------------------------------------------------------------------------------------------------------------------
                                                         Options Written
-------------------------------------------------------------------------------------------------------------------------------
Call Options Written - 0.0%                       2+++   Swaption, expiring June 2005 at  1.05%,
                                                         Broker Lehman Brothers Special Finance (k)                       (297)
                                                  7+++   Swaption, expiring January 2008 at 5.14%,
                                                         Broker Deutsche Bank AG London (k)                           (225,631)
                                                49,000   U.S. Treasury Bonds, expiring May 2005 at USD 111.61,
                                                         Broker Greenwich Capital Market                               (39,430)
                                                                                                                  -------------
                                                                                                                      (265,358)
-------------------------------------------------------------------------------------------------------------------------------
Put  Options Written - 0.0%                       2+++   Swaption, expiring June 2005 at  1.05%, Broker
                                                         Lehman Brothers Special Finance (k)                           (11,161)
                                                  7+++   Swaption, expiring January 2008 at 5.14%,
                                                         Broker Deutsche Bank AG London (k)                           (225,631)
                                                   210   U.S. Treasury Bond Futures, expiring May 2005 at USD 108,
                                                         Broker Greenwich Capital Market                               (85,313)
                                                                                                                  -------------
                                                                                                                      (322,105)
-------------------------------------------------------------------------------------------------------------------------------
                                                         Total Investments in Options Written
                                                         (Premiums Received - $684,645) - 0.0%                        (587,463)
-------------------------------------------------------------------------------------------------------------------------------
                                                         Total Investments, Net of Options Written
                                                         (Cost - $862,107,834**)  - 103.5%                         915,405,803
                                                         Liabilities in Excess of Other Assets - (3.5%)            (30,582,651)
                                                                                                                  -------------
                                                         Net Assets - 100.0%                                      $884,823,152
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of March 31, 2005

                                                               (in U.S. dollars)
--------------------------------------------------------------------------------

   * For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

  ** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

       Aggregate cost, net of options written              $ 869,217,413
                                                         ================
       Gross unrealized appreciation                       $  97,305,978
       Gross unrealized depreciation                         (51,117,588)
                                                         ----------------
       Net unrealized appreciation                          $ 46,188,390
                                                         ================

  ++ Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

 +++   One contract represents a notional amount of $1,000,000.

 (a)   Depositary Receipts.

 (b) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

       -----------------------------------------------------------------------------------------------------------
       Affiliate                                                      Net Activity             Interest Income
       -----------------------------------------------------------------------------------------------------------
       Merrill Lynch Liquidity Series, LLC Cash Sweep Series I        $ 21,866,949                  $ 641,125
       Merrill Lynch Liquidity Series, Money Market Series            $ 12,931,500                    $ 1,388
       -----------------------------------------------------------------------------------------------------------

 (c)   Floating rate note.

 (d) Security was purchased with the cash proceeds from securities loans.

 (e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

 (f) All or a portion of security held as collateral in connection with open financial futures contracts.

 (g)   Convertible Security.

 (h) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Portfolio.

 (i)   Security, or a portion of security, is on loan.

 (j)   Non-income producing security.

 (k) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

 (l) This security is a perpetual bond and has no definite maturity date. Forward foreign exchange contracts as of March 31, 2005 were as follows:

       Foreign Currency Sold      Settlement Date       Unrealized Depreciation
       ------------------------------------------------------------------------
       EUR         1,409,955         April 2005              $ (12,792)
       ------------------------------------------------------------------------
       Total Unrealized Depreciation on Forward
       Foreign Exchange Contracts
       (USD Commitment - $1,819,955)                         $ (12,792)
                                                        ------------------------

       Financial futures contracts purchased as of March 31, 2005 were as follows:

       ----------------------------------------------------------------------------------------
       Number of                                   Expiration                       Unrealized
       Contracts              Issue                Date              Face Value    Depreciation
       ----------------------------------------------------------------------------------------
          8          5-Year U.S. Treasury Note     June 2005         $ 859,974     $ (3,224)
       ----------------------------------------------------------------------------------------

       Financial futures contracts sold as of March 31, 2005 were as follows:

       ----------------------------------------------------------------------------------------
                                                                                    Unrealized
       Number of                                   Expiration                      Appreciation
       Contracts              Issue                Date           Face Value      (Depreciation)
       ----------------------------------------------------------------------------------------
          72         2-Year U.S. Treasury Note     June 2005      $ 14,931,924     $ 35,799
         107        10-Year U.S. Treasury Note     June 2005      $ 11,633,717      (57,705)
       ----------------------------------------------------------------------------------------
       Total Unrealized Depreciation - Net                                         $ (21,906)
                                                                                   ============


       Currency Abbreviations
       ---------------------------
       EUR                    Euro
       USD               US Dollar

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio Schedule of Investments as of March 31, 2005

                                                                                                                   (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
Swaps contracts outstanding as of March 31, 2005 were as follows:
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Unrealized
                                                                                        Notional                     Appreciation
                                                                                         Amount                     (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Receive (pay) a variable return based on the change in the Lehman Brothers
MBS Fixed Rate Index Total Return and pay floating rate based on 1-month USD
LIBOR, minus .12%

Broker, UBS Warburg
Expires April 2005                                                                    $ 2,600,000                           -

Receive (pay) a variable return based on the change in the Lehman Brothers
MBS Fixed Rate Index Total Return and pay floating rate based on 1-month USD
LIBOR, minus .10%

Broker, UBS Warburg
Expires June 2005                                                                     $10,700,000                           -

Receive (pay) a variable return based on the change in the Lehman Brothers
MBS Fixed Rate Index Total Return and pay floating rate based on 1-month USD
LIBOR, minus .105%

Broker, UBS Warburg
Expires July 2005                                                                     $10,000,000                           -

Receive (pay) a variable return based on the change in the Lehman Brothers
MBS Fixed Rate Index Total Return and pay floating rate based on 1-month USD
LIBOR, minus .10%

Broker, Lehman Brothers Special Finance
Expires August 2005                                                                   $19,500,000                           -

Receive (pay) a variable return based on the change in the Lehman Brothers
MBS Fixed Rate Index Total Return and pay floating rate based on 1-month USD
LIBOR, minus .10%

Broker, Lehman Brothers Special Finance
Expires September 2005                                                                $11,750,000                           -

Receive (pay) a variable return based on the change in the Lehman Brothers
U.S. Treasury Index Total Return and pay floating rate based on 1-month USD
LIBOR, minus .15%

Broker, Lehman Brothers Special Finance
Expires November 2005                                                                 $15,100,000                           -

Receive (pay) a variable return based on the change in the Lehman Brothers
U.S. Treasury Index Total Return and pay floating rate based on 1-month USD
LIBOR, minus .15%

Broker, Lehman Brothers Special Finance
Expires February 2006                                                                 $12,300,000                           -

Bought credit default protection on Aon Corp. Inc and pay .37%

Broker, Morgan Stanley Capital Services, Inc.
Expires January 2007                                                                  $   560,000                     $ (2,150)


FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio Schedule of Investments as of March 31, 2005

                                                                                                                   (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Unrealized
                                                                                        Notional                     Appreciation
                                                                                         Amount                     (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Receive a floating rate based on 3-month USD LIBOR, and pay a fixed rate of
2.8025%

Broker, JPMorgan Chase Bank
Expires January 2007                                                                  $   560,000                     $ 13,908

Pay 3.875% on Treasury Inflation Protected Securities (TIPS) adjusted principal and receive a fixed rate of 3.401%

Broker, JPMorgan Chase Bank
Expires January 2009                                                                  $ 1,694,000                      (35,955)

Sold credit default protection on Raytheon Co. and receive .73%

Broker, JPMorgan Chase Bank
Expires March 2009                                                                    $   325,000                       (4,934)

Bought credit default protection on Boeing Capital Corp. and pay .48%

Broker, JPMorgan Chase Bank
Expires March 2009                                                                    $   325,000                       (2,720)

Sold credit default protection on Nextel Communications Inc. and receive 1.72%

Broker, JPMorgan Chase Bank
Expires September 2009                                                                $   670,000                       31,038

Sold credit default protection on Dow Jones CDX North America Investment
Grade Index Series 2 and receive .60%

Broker, JPMorgan Chase Bank
Expires September 2009                                                                $ 2,000,000                       13,856

Sold credit default protection on Dow Jones CDX North America Investment
Grade Index Series 2 and receive .60%

Broker, UBS Warburg
Expires September 2009                                                                $ 2,000,000                       14,088

Sold credit default protection on Dow Jones CDX North America Investment Grade
High Volatility Index Series 2 and receive .60%

Broker, Morgan Stanley Capital Services, Inc.
Expires September 2009                                                                $ 2,725,000                        8,993

Bought credit default protection on Hewlett-Packard Co. and pay .31%

Broker, Lehman Brothers Special Finance
Expires December 2009                                                                 $   700,000                          (78)

Bought credit default protection on Petroleos Mexicanos SA and pay 1.09%

Broker, Lehman Brothers Special Finance
Expires December 2009                                                                 $ 1,420,000                        1,525

Sold credit default protection on Computer Associates International Inc. and receive .83%

Broker, Lehman Brothers Special Finance
Expires December 2009                                                                 $   700,000                        7,172


FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio Schedule of Investments as of March 31, 2005

                                                                                                                   (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Unrealized
                                                                                        Notional                     Appreciation
                                                                                         Amount                     (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------

Sold credit default protection on Mexico Government International Bond and receive .92%

Broker, Lehman Brothers Special Finance
Expires December 2009                                                                 $ 1,420,000                    $  (4,949)

Receive a floating rate based on 3-month USD LIBOR, plus .50%, which is capped at a fixed coupon of 6% until 11/18/2007 and 6.5% through expiration and pay a floating rate based on 3-month USD LIBOR

Broker, Lehman Brothers Special Finance
Expires November 2010                                                                 $14,500,000                       (9,489)

Pays 3.50% on TIPS adjusted principal and receive a fixed rate of 4.17%

Broker, Morgan Stanley Capital Services, Inc.
Expires January 2011                                                                  $ 1,450,000                      (64,041)

Sold credit default protection on Dana Corporation and receive 1.55%

Broker, UBS Warburg
Expires September 2011                                                                $   345,000                      (23,001)

Sold credit default protection on Dana Corporation and receive 1.56%

Broker, UBS Warburg
Expires September 2011                                                                $   680,000                      (44,996)
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                $(101,733)
                                                                                                                     ==========


FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of March 31, 2005

--------------------------------------------------------------------------------------------------------------------------------
                                    Face
                                  Amount   Asset-Backed Securities+                                                      Value
--------------------------------------------------------------------------------------------------------------------------------
                USD              511,962   ACE Securities Corp. Series 2003-OP1 Class A2, 3.38% due
                                           12/25/2033 (b)                                                            $   512,796
                                 648,066   Aegis Asset-Backed Securities Trust Series 2004-1 Class A,
                                           3.37% due 4/25/2034 (b)                                                       649,377
                                 775,000   Bear Stearns Adjustable Rate Mortgage Trust Series 2004-4
                                           Class A4, 3.515% due 6/25/2034 (b)                                            751,924
                                 708,111   CIT Equipment Collateral Series 2003-VT1 Class A3A,
                                           3.12% due 4/20/2007 (b)                                                       708,662
                                 323,682   CIT Group Home Equity Loan Trust Series 2003-1 Class A2,
                                           2.35% due 4/20/2027                                                           322,752
                                           California Infrastructure, Series 1997-1:
                                 228,471     PG&E-1, Class A7,  6.42% due 9/25/2008                                      233,368
                                 146,672     SCE-1, Class A6,  6.38% due 9/25/2008                                       149,956
                                 173,088   Capital Auto Receivables Asset Trust Series 2003-2 Class B,
                                           3.234% due 1/15/2009 (b)                                                      173,394
                               1,250,000   Capital One Master Trust Series 2000-4 Class C,
                                           3.75% due 8/15/2008 (a)(b)                                                  1,251,400
                                 317,813   Centex Home Equity Series 2003-B Class AV,
                                           3.30% due 6/25/2033 (b)                                                       318,085
                                           Chase Credit Card Master Trust, Class C (b):
                                 800,000     Series 2000-3,  3.103% due 1/15/2008                                        802,580
                               1,400,000     Series 2003-1, 3.503% due 4/15/2008                                       1,409,037
                                           Countrywide Asset-Backed Certificates (b):
                                 500,000     Series 2003-2 Class M1,  3.118% due 6/26/2033                               502,680
                                 582,423     Series 2003-BC3 Class A2,  2.728% due 9/25/2033                             582,743
                                 697,126     Series 2004-5 Class A,  3.47% due 10/25/2034                                700,313
                                 400,000     Series 2004-5 Class M2,  3.088% due 7/25/2034                               402,046
                                 550,000     Series 2004-13 Class AF4,  4.583% due 12/25/2034                            537,414
                                 550,000     Series 2004-13 Class MF1,  5.071% due 12/25/2034                            538,193
                                           First Franklin Mtg. Loan Asset-Backed Certificates,
                                           Class A2 (b):
                                 431,486     Series 2003-FF5,  2.82% due 3/25/2034                                       430,081
                               1,150,000     Series 2004-FF10,  2.818% due 11/25/2034                                  1,154,499
                                 187,794   HFC Home Equity Loan Asset-Backed Certificates Series 2002-2 Class A,
                                           3.29% due 4/20/2032 (b)                                                       188,097
                                 232,778   Household Automotive Trust Series 2002-3 Class A3A,
                                           2.75% due 6/18/2007                                                           232,600
                                           Long Beach Mortgage Loan Trust (b):
                                 205,929     Series 2002-4 Class 2A,  2.878% due 11/26/2032                              206,562
                                 701,111     Series 2004-1 Class A3,  2.718% due 2/25/2034                               701,911
                                           Morgan Stanley ABS Capital I (b):
                                 300,000     Series 2003-NC5 Class M2,  4.418% due 4/25/2033                             304,928
                                 795,136     Series 2004-NC1 Class A2,  2.788% due 12/27/2033                            797,564
                                 610,860     Series 2004-NC2 Class A2,  2.718% due 12/25/2033                            612,532
                                 667,080     Series 2004-WMC1 Class A3,  2.67% due 6/25/2034                             667,402
                                           New Century Home Equity Loan Trust, Class A3 (b):
                               1,075,629     Series 2004-2,  2.668% due 4/25/2034                                      1,075,936
                               1,316,501     Series 2004-3,  2.81% due 11/25/2034                                      1,321,284
                                           Option One Mortgage Loan Trust (b):
                                  27,301     Series 2002-4 Class A,  2.678% due 7/25/2032                                 27,317
                                 571,937     Series 2003-4 Class A2,  2.738% due 7/25/2033                               573,021
                                 150,000     Series 2005-1 Class M5,  4.27% due 2/25/2035                                150,617
                                 837,744   Residential Asset Securities Corp. Series 2003-KS5 Class AIIB,
                                           3.31% due 7/25/2033 (b)                                                       839,321
                                 244,737   Saxon Asset Securities Trust Series 2002-3 Class AV, 3.42%
                                           due 12/25/2032 (b)                                                            244,998
--------------------------------------------------------------------------------------------------------------------------------
                                           Total Asset-Backed Securities
                                           (Cost - $20,074,907) - 15.3%                                               20,075,390
--------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of March 31, 2005

--------------------------------------------------------------------------------------------------------------------------------
                                    Face
                                  Amount   Government & Agency Obligations                                               Value
--------------------------------------------------------------------------------------------------------------------------------
                USD            1,070,000   Fannie Mae, 7.125% due 1/15/2030                                          $ 1,356,794
                                           U.S. Treasury Bonds:
                                 550,000     7.50% due 11/15/2016 (c)                                                    689,562
                                 330,000     8.125% due 8/15/2019                                                        443,966
                               1,170,000     7.25% due 8/15/2022                                                       1,495,634
                                 240,000     6.25% due 8/15/2023                                                         279,441
                                 240,000     6.625% due 2/15/2027                                                        295,725
                               2,695,000     5.375% due 2/15/2031                                                      2,937,235
                                           U.S. Treasury Notes:
                               3,040,000     7% due 7/15/2006                                                          3,168,489
                                 340,000     6.50% due 2/15/2010                                                         374,385
                               1,125,000     4% due 2/15/2015                                                          1,080,879
                                           United States Treasury Inflation Indexed Bonds:
                                 790,656     3.875% due 1/15/2009                                                        871,937
                                 684,762     3.50% due 1/15/2011                                                         764,946
--------------------------------------------------------------------------------------------------------------------------------
                                           Total Government & Agency Obligations
                                           (Cost - $13,604,656) - 10.5%                                               13,758,993
--------------------------------------------------------------------------------------------------------------------------------
                                           Government Agency Mortgage-Backed Obligations+
--------------------------------------------------------------------------------------------------------------------------------
                                           Fannie Mae Guaranteed Pass-Through Certificates:
                               1,500,000     4.50% due 4/15/2020                                                       1,466,250
                               1,088,422     5.00% due 2/01/2020                                                       1,088,387
                                 498,236     5.00% due 4/15/2035                                                         487,026
                               2,288,000     5.50% due 4/15/2035                                                       2,290,860
                                 165,484     6.00% due 2/01/2017                                                         170,989
                                 381,081     6.00% due 11/01/2034                                                        389,618
                                 698,737     6.50% due 8/01/2032 - 3/01/2033                                             726,472
                                  88,510     7.00% due 2/01/2016                                                          93,134
                                  63,544   Fannie Mae Trust Series 2003-W19 Class 1A1, 2.01% due
                                           11/25/2033                                                                     63,419
                                          Freddie Mac Mortgage Participation Certificates:
                               1,931,074     5.00% due 4/15/2035                                                       1,888,832
                                 344,030     5.50% due 3/01/2018                                                         351,491
                                 100,928     5.50% due 2/01/2035                                                         101,263
                               1,133,573     6.00% due 11/01/2033 - 4/01/2034                                          1,160,548
                                 112,765     6.50% due 6/01/2016                                                         117,959
                                 393,915     7.00% due 1/01/2032 - 9/01/2032                                             415,124
                                 125,458   Ginnie Mae MBS Certificates, 6.50% due 6/15/2031                              131,194
                               1,000,000   Ginnie Mae Trust Series 2004-6 Class C, 4.66% due 7/16/2033                   980,950
--------------------------------------------------------------------------------------------------------------------------------
                                           Total Government Agency Mortgage-Backed Obligations
                                           (Cost - $11,953,703) - 9.1%                                                11,923,516
--------------------------------------------------------------------------------------------------------------------------------
                                           Non-Government Agency Mortgage-Backed Securities+
--------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage          350,000   Ameriquest Mortgage Securities, Inc. Series 2004-R1 Class
Obligations - 9.3%                         M2, 3.60% due 2/25/2034 (b)                                                   350,807
                                 950,000   Argent Securities, Inc. Series 2004-W11 Class A3,
                                           3.38% due 11/25/2034 (b)                                                      953,831
                                  73,949   Countrywide Home Loan Mortgage Pass-Through Trust Series
                                           2003-R4 Class 1A1A, 2.216% due 7/25/2019                                       73,803
                                 450,000   Credit-Based Asset Servicing and Securitization Series
                                           2005-CB2 Series AV2, 3.10% due 4/25/2035                                      450,000
                                 650,000   GE Dealer Floorplan Master Note Trust Series 2004-2 Class
                                           B, 3.28% due 7/20/2009 (b)                                                    651,852
                                 881,079   Home Equity Asset Trust Series 2005-1 Class A2,
                                           3.30% due 5/25/2035 (b)                                                       881,077
                                 500,000   Impac Secured Assets CMN Owner Trust Series 2004-3 Class M1,
                                           3.62% due 12/25/2034 (b)                                                      502,071
                               1,295,929   Morgan Stanley ABS Capital I Series 2005-HE1 Class A2MZ,
                                           3.32% due 12/25/2034 (b)                                                    1,297,979

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of March 31, 2005

--------------------------------------------------------------------------------------------------------------------------------
                                    Face
                                  Amount   Non-Government Agency Mortgage-Backed Securities+                            Value
--------------------------------------------------------------------------------------------------------------------------------
                                           Park Place Securities, Inc. Series 2005-WCH1 (b):
                   USD           592,138     Class A1B, 3.32% due 1/25/2035                                          $   593,057
                                 488,445     Class A3D, 3.36% due 1/25/2035                                              489,208
                                 200,000   Popular ABS Mortgage Pass-Through Trust Series 2005-1 Class M2,
                                           5.507% due 5/25/2035                                                          195,937
                               1,375,790   RMAC Plc Series 2003-NS2A Class A2C, 3.40%
                                           due 9/12/2035 (b)                                                           1,379,659
                                           Residential Asset Mortgage Products, Inc. (b):
                                 800,000     Series 2004-RS11 Class A2, 3.29% due 12/25/2033                             803,210
                                 600,000     Series 2005-RS3 Class AI2, 3.02% due 3/25/2035                              600,000
                                 250,000   Structured Asset Investment Loan Trust 2004-8 Class M4,
                                           4.02% due 9/25/2034 (b)                                                       251,534
                                           Structured Asset Securities Corp. (b):
                                 369,307     Series 2002-9 Class A2, 3.32% due 10/25/2027                                369,384
                                 430,634     Series 2004-23XS Class 2A1, 3.32% due 1/25/2035                             431,437
                                 249,983   Washington Mutual Series 2005-AR2 Class B4, 3.775% due
                                           1/25/2045 (b)                                                                 249,983
                               1,500,000   Wells Fargo Home Equity Trust Series 2004-2 Class A32,
                                           3.36% due 2/25/2032 (b)                                                     1,505,488
                                 150,000   Whole Auto Loan Trust 2004-1 Class D, 5.60%
                                           due 3/15/2011                                                                 151,279
                                                                                                                     -----------
                                                                                                                      12,181,596
--------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage-Backed     1,000,000   Banc of America Large Loan Series 2003-BBA2 Class A3,
Securities - 4.0%                          3.274% due 11/15/2015 (b)                                                   1,001,391
                                           Commercial Mortgage Pass-Through Certificates (b):
                                 850,000     Series 2003-FL8 Class A2, 2.603% due 7/15/2015 (a)                          850,909
                               1,400,000     Series 2003-FL9 Class A3, 2.723% due 11/15/2015                           1,401,805
                                           Greenwich Capital Commercial Funding Corp.:
                                 521,631     Series 2003-FL1 Class A, 2.72% due 7/05/2018 (b)                            521,823
                                 900,000     Series 2004-GG1 Class A4, 4.755% due 6/10/2036                              899,697
                                 492,717   Nationslink Funding Corp Series 1999-2 Class A3, 7.181%
                                           due 6/20/2031                                                                 507,905
                                                                                                                     -----------
                                                                                                                       5,183,530
--------------------------------------------------------------------------------------------------------------------------------
                                           Total Non-Government Agency Mortgage-Backed
                                           Securities (Cost - $17,382,959) - 13.3%                                    17,365,126
--------------------------------------------------------------------------------------------------------------------------------
Industry++                                 Corporate Bonds
--------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.6%       400,000   Goodrich Corp., 6.60% due 5/15/2009                                           427,624
                                 370,000   Raytheon Co., 8.30% due 3/01/2010                                             424,819
                                                                                                                     -----------
                                                                                                                         852,443
--------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%                  138,595   American Airlines, Inc. Series 2003-1, 3.857%
                                           due 1/09/2012                                                                 134,395
                                 140,000   Continental Airlines, Inc. Series 2002-1, 6.563%
                                           due 8/15/2013                                                                 146,944
                                 190,000   Southwest Airlines Co., 7.875% due 9/01/2007                                  204,159
                                                                                                                     -----------
                                                                                                                         485,498
--------------------------------------------------------------------------------------------------------------------------------
Automobiles - 1.8%                         DaimlerChrysler NA Holding Corp.:
                               1,750,000     3.20% due 3/07/2007 (b)                                                   1,750,213
                                 180,000     4.75% due 1/15/2008                                                         179,148
                                 200,000     7.75% due 1/18/2011                                                         221,747
                                 155,000   Hyundai Motor Manufacturing Alabama LLC, 5.30%
                                           due 12/19/2008 (a)                                                            155,385
                                                                                                                     -----------
                                                                                                                       2,306,493
--------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.5%             650,000   Abgenix, Inc., 3.50% due 3/15/2007 (f)                                        629,688
--------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.4%                     The Bear Stearns Cos., Inc.:
                                 275,000     2.43% due 1/30/2009 (b)                                                     275,978
                                  85,000     5.70% due 11/15/2014                                                         87,263
                                 320,000   Credit Suisse First Boston USA, Inc., 4.70% due 6/01/2009                     319,691

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of March 31, 2005

--------------------------------------------------------------------------------------------------------------------------------
                                    Face
Industry++                        Amount   Corporate Bonds                                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                           Goldman Sachs Group, Inc.:
                      USD        575,000     5.70% due 9/01/2012                                                     $   591,962
                                 300,000     5.25% due 10/15/2013                                                        298,020
                                 345,000   Lehman Brothers Holdings, Inc., 3.50% due 8/07/2008                           336,090
                                  60,000   Mellon Funding Corp., 6.40% due 5/14/2011                                      64,996
                                                                                                                     -----------
                                                                                                                       1,974,000
--------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%                  95,000   Yara International ASA, 5.25% due 12/15/2014 (a)                               93,744
--------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.0%           95,000   Bank One Corp., 8% due 4/29/2027                                              120,116
                                 225,000   Bank of America Corp., 4.875% due 9/15/2012                                   224,549
                                 290,000   Barclays Bank Plc, 8.55% (a)(e)                                               342,655
                                 220,000   Corporacion Andina de Fomento, 6.875% due 3/15/2012                           241,967
                                 160,000   FirstBank Puerto Rico, 7.625% due 12/20/2005                                  161,975
                                           HSBC Finance Corp.:
                                 200,000     6.50% due 11/15/2008                                                        211,985
                                 180,000     5.875% due 2/01/2009                                                        187,301
                                 105,000   Hudson United Bancorp, 8.20% due 9/15/2006                                    110,053
                                           PNC Funding Corp.:
                                 185,000     6.125% due 2/15/2009                                                        193,683
                                 100,000     5.25% due 11/15/2015                                                         99,192
                                 110,000   Popular North America, Inc., 3.875% due 10/01/2008                            108,142
                                 350,000   Sovereign Bank, 5.125% due 3/15/2013                                          345,702
                                 145,000   U.S. Bancorp, 3.17% due 9/16/2005 (b)                                         145,096
                                 210,000   Wells Fargo & Co., 5% due 11/15/2014                                          207,975
                                                                                                                     -----------
                                                                                                                       2,700,391
--------------------------------------------------------------------------------------------------------------------------------
Commercial Services              205,000   Aramark Services, Inc., 6.375% due 2/15/2008                                  214,440
& Supplies - 0.6%                          Cendant Corp.:
                                 110,000     6.25% due 1/15/2008                                                         114,493
                                 330,000     7.375% due 1/15/2013                                                        372,808
                                 155,000   International Lease Finance Corp., 2.95% due 5/23/2006                        152,540
                                                                                                                     -----------
                                                                                                                         854,281
--------------------------------------------------------------------------------------------------------------------------------
Communications                   185,000   Alltel Corp., 4.656% due 5/17/2007                                            186,125
Equipment - 0.3%                 230,000   Harris Corp., 6.35% due 2/01/2028                                             240,970
                                                                                                                     -----------
                                                                                                                         427,095
--------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.7%          210,000   Capital One Bank, 5.75% due 9/15/2010                                         216,939
                                 135,000   Capital One Financial Corp., 4.80% due 2/21/2012                              131,131
                                           MBNA Corp.:
                                 277,000     6.25% due 1/17/2007                                                         286,013
                                 100,000     5.625% due 11/30/2007                                                       102,501
                                 135,000     4.625% due 9/15/2008                                                        134,391
                                                                                                                     -----------
                                                                                                                         870,975
--------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.3%              Sealed Air Corp. (a):
                                 125,000     5.375% due 4/15/2008                                                        127,104
                                 230,000     6.95% due 5/15/2009                                                         244,884
                                                                                                                     -----------
                                                                                                                         371,988
--------------------------------------------------------------------------------------------------------------------------------
Diversified Financial            250,000   American Honda Finance Corp., 3.39% due 10/03/2005 (a)(b)                     250,427
Services - 4.1%                            Citigroup, Inc.:
                                 430,000     5.625% due 8/27/2012                                                        445,491
                                 205,000     5.85% due 12/11/2034                                                        208,765
                                           Ford Motor Credit Co.:
                                 658,000     3.379% due 9/28/2007 (b)                                                    641,663
                                 225,000     7.375% due 10/28/2009                                                       225,983
                                 385,000     7.375% due 2/01/2011                                                        382,511
                                 285,000   General Electric Capital Corp., 6.75% due 3/15/2032                           328,982
                                 912,000   General Motors Acceptance Corp., 4.203% due 9/23/2008 (b)                     832,549

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of March 31, 2005

--------------------------------------------------------------------------------------------------------------------------------
                                    Face
Industry++                        Amount   Corporate Bonds                                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                           JPMorgan Chase & Co.:
                      USD        290,000     5.75% due 1/02/2013                                                     $   301,361
                                 230,000     4.75% due 3/01/2015                                                         220,162
                                           Sigma Finance Corp. (b):
                               1,000,000     4.80% due 8/15/2011                                                       1,000,000
                                 500,000     4.95% due 3/31/2014 (a)                                                     504,316
                                                                                                                     -----------
                                                                                                                       5,342,210
--------------------------------------------------------------------------------------------------------------------------------
Diversified                      270,000   BellSouth Corp., 6% due 11/15/2034                                            268,646
Telecommunication                477,000   Deutsche Telekom International Finance BV, 5.25%
Services - 1.5%                            due 7/22/2013                                                                 478,361
                                 270,000   GTE Corp., 6.84% due 4/15/2018                                                296,824
                                 200,000   Royal KPN NV, 8% due 10/01/2010                                               228,429
                                 235,000   TELUS Corp., 7.50% due 6/01/2007                                              250,140
                                 215,000   Tele-Communications-TCI Group, 9.80% due 2/01/2012                            269,490
                                 130,000   Verizon Global Funding Corp., 7.75% due 12/01/2030                            157,118
                                                                                                                     -----------
                                                                                                                       1,949,008
--------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 3.0%        490,000   AEP Texas Central Co. Series D, 5.50% due 2/15/2013 (a)                       499,796
                                  35,000   Ameren Corp., 4.263% due 5/15/2007                                             34,922
                                 165,000   Entergy Arkansas, Inc., 5.66% due 2/01/2025                                   163,621
                                 240,000   Entergy Louisiana, Inc., 5.09% due 11/01/2014                                 234,566
                                 305,000   Exelon Generation Co. LLC, 5.35% due 1/15/2014                                306,118
                                 295,000   FirstEnergy Corp. Series B, 6.45% due 11/15/2011                              311,238
                                 750,000   PPL Capital Funding, 3.87% due 5/18/2006 (b)                                  751,066
                                 205,000   PSEG Power LLC, 6.95% due 6/01/2012                                           226,886
                                           Pacific Gas & Electric Co.:
                                 81,000      3.26% due 4/03/2006 (b)                                                      81,212
                                 370,000     6.05% due 3/01/2034                                                         379,922
                                 160,000   Pepco Holdings, Inc., 4% due 5/15/2010                                        153,930
                                 190,000   Public Service Co. of New Mexico, 4.40% due 9/15/2008                         188,084
                                 200,000   SPI Electricity & Gas Australia Holdings Pty Ltd.,
                                           6.15% due 11/15/2013 (a)                                                      212,670
                                           Southern California Edison Co.:
                                 46,000      2.93% due 1/13/2006 (b)                                                      46,078
                                 14,000      8% due 2/15/2007                                                             14,907
                                 210,000   TXU Corp., 5.55% due 11/15/2014 (a)                                           199,250
                                 140,000   Westar Energy, Inc., 6% due 7/01/2014                                         147,953
                                                                                                                     -----------
                                                                                                                       3,952,219
--------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &           570,000   Celestica, Inc., 3.691%** due 8/01/2020 (f)                                   319,913
Instruments - 0.4%               185,000   Jabil Circuit, Inc., 5.875% due 7/15/2010                                     191,024
                                                                                                                     -----------
                                                                                                                         510,937
--------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.2%             285,000   Cadbury Schweppes US Finance LLC, 3.875%                                      278,844
                                           due 10/01/2008 (a)
--------------------------------------------------------------------------------------------------------------------------------
Foreign Government       EUR     596,000   Bundesobligation Series 143, 3.50% due 10/10/2008 (1)                         792,014
Obligations* - 1.4%      USD     160,000   Chile Government International Bond, 5.50% due 1/15/2013 (1)                  163,536
                                           Mexico Government International Bond (1):
                                 405,000     9.875% due 2/01/2010                                                        481,950
                                 220,000     6.375% due 1/16/2013                                                        228,250
                                 115,000     5.875% due 1/15/2014                                                        114,137
                                                                                                                     -----------
                                                                                                                       1,779,887
--------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.4%             300,000   Gazprom International SA, 7.201% due 2/01/2020 (a)                            306,000
                                 195,000   Panhandle Eastern Pipe Line Series B, 2.75% due 3/15/2007                     188,806
                                                                                                                     -----------
                                                                                                                         494,806
--------------------------------------------------------------------------------------------------------------------------------
Government - U.S. - 0.2%         280,000   City of Dallas, Texas, 5.25% due 2/15/2024                                    276,584
--------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &          275,000   Coventry Health Care, Inc., 5.875% due 1/15/2012 (a)                          275,000
Services - 0.4%                  189,000   Manor Care, Inc., 7.50% due 6/15/2006                                         195,627
                                                                                                                     -----------
                                                                                                                         470,627
--------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of March 31, 2005

--------------------------------------------------------------------------------------------------------------------------------
                                    Face
Industry++                        Amount   Corporate Bonds                                                              Value
--------------------------------------------------------------------------------------------------------------------------------
Household                USD     350,000   American Greetings, 6.10% due 8/01/2028                                   $   364,875
Durables - 1.0%                            DR Horton, Inc.:
                                 305,000     5% due 1/15/2009                                                            297,042
                                 150,000     6.875% due 5/01/2013                                                        155,625
                                 210,000     5.625% due 9/15/2014                                                        199,357
                                 300,000   KB Home, 5.75% due 2/01/2014                                                  287,348
                                                                                                                     -----------
                                                                                                                       1,304,247
--------------------------------------------------------------------------------------------------------------------------------
Industrial                       150,000   Hutchison Whampoa International 01/11 Ltd, 7%                                 163,278
Conglomerates - 0.5%                       due 2/16/2011 (a)
                                 415,000   Tyco International Group SA, 6.75% due 2/15/2011                              449,687
                                                                                                                     -----------
                                                                                                                         612,965
--------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.1%                 260,000   AON Corp., 6.70% due 1/15/2007                                                269,098
                                 225,000   Fund American Cos., Inc., 5.875% due 5/15/2013                                228,444
                                 140,000   Montpelier Re Holdings Ltd., 6.125% due 8/15/2013                             142,969
                                 280,000   NLV Financial Corp., 7.50% due 8/15/2033 (a)                                  314,934
                                 100,000   North Front Pass-Through Trust, 5.81%
                                           due 12/15/2024 (a)(b)                                                          98,996
                                 70,000    Prudential Financial, Inc., 4.104% due 11/15/2006                              70,230
                                 220,000   Prudential Holdings LLC, 8.695% due 12/18/2023 (a)                            278,406
                                                                                                                     -----------
                                                                                                                       1,403,077
--------------------------------------------------------------------------------------------------------------------------------
Media - 1.7%                               Clear Channel Communications, Inc.:
                                 290,000     5.75% due 1/15/2013                                                         285,410
                                 155,000     5.50% due 9/15/2014                                                         148,006
                                 290,000   Comcast Cable Communications Holdings, Inc., 8.375% due
                                           3/15/2013                                                                     344,588
                                 405,000   Historic TW, Inc., 9.125% due 1/15/2013                                       500,424
                                 360,000   Lenfest Communications, Inc., 10.50% due 6/15/2006                            383,394
                                 125,000   Media General, Inc., 6.95% due 9/01/2006                                      128,432
                                 120,000   News America, Inc., 6.75% due 1/09/2038                                       131,900
                                 240,000   Time Warner, Inc., 7.625% due 4/15/2031                                       281,944
                                                                                                                     -----------
                                                                                                                       2,204,098
--------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%           205,000   Textron Financial Corp., 2.75% due 6/01/2006                                  200,674
--------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities &                          Dominion Resources, Inc., Series B:
Unregulated Power - 0.7%         200,000     7.625% due 7/15/2005                                                        202,424
                                 170,000     2.59% due 5/15/2006 (b)                                                     170,408
                                           Sempra Energy:
                                 145,000     4.621% due 5/17/2007                                                        145,575
                                 110,000     7.95% due 3/01/2010                                                         123,823
                                 105,000     6% due 2/01/2013                                                            110,017
                                 210,000   Southern Power Co. Series B, 6.25% due 7/15/2012                              225,619
                                                                                                                     -----------
                                                                                                                         977,866
--------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 3.1%                 140,000   Amerada Hess Corp., 7.125% due 3/15/2033                                      155,683
                                 145,000   Consolidated Natural Gas Co., 5% due 12/01/2014                               141,778
                                 310,000   Enterprise Products Operating LP, 5.60% due 10/15/2014 (a)                    305,948
                                 229,250   Kern River Funding Corp., 4.893% due 4/30/2018 (a)                            228,546
                                           Kinder Morgan Energy Partners LP:
                                 150,000     5.35% due 8/15/2007                                                         151,787
                                 245,000     5.125% due 11/15/2014                                                       238,375
                                 165,000   Kinder Morgan, Inc., 5.15% due 3/01/2015                                      160,756
                                 170,000   MidAmerican Energy Holdings Co., 5.875% due 10/01/2012                        176,551
                                 135,000   Motiva Enterprises LLC, 5.20% due 9/15/2012 (a)                               136,723
                                 180,000   Nexen, Inc., 5.875% due 3/10/2035                                             172,166
                                 320,000   Occidental Petroleum Corp., 6.75% due 1/15/2012                               354,011
                                 750,000   Pemex Project Funding Master Trust, 4.31%
                                           due 6/15/2010 (a)(b)                                                          765,000
                                 200,000   Pioneer Natural Resources Co., 7.20% due 1/15/2028                            228,480

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of March 31, 2005

--------------------------------------------------------------------------------------------------------------------------------
                                    Face
Industry++                        Amount   Corporate Bonds                                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                        USD      250,000   Tengizchevroil Finance Co. SARL, 6.124%                                   $   247,500
                                           due 11/15/2014 (a)
                                  80,000   Texaco Capital, Inc., 8.625% due 6/30/2010                                     94,702
                                 460,000   Ultramar Diamond Shamrock Corp., 6.75% due 10/15/2037                         530,880
                                                                                                                     -----------
                                                                                                                       4,088,886
--------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products -        275,000   Celulosa Arauco y Constitucion SA, 8.625% due 8/15/2010                       315,420
0.9%                             480,000   Champion International Corp., 6.65% due 12/15/2037                            536,842
                                 155,000   Inversiones CMPC SA, 4.875% due 6/18/2013 (a)                                 148,700
                                 150,000   Sappi Papier Holding AG, 6.75% due 6/15/2012 (a)                              162,706
                                                                                                                     -----------
                                                                                                                       1,163,668
--------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.3%           415,000   Wyeth, 5.50% due 3/15/2013                                                    421,855
--------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.7%               125,000   Developers Diversified Realty Corp., 6.625%
                                           due 1/15/2008                                                                 130,818
                                 135,000   Health Care Property Investors, Inc., 6.50% due 2/15/2006                     137,608
                                 165,000   Nationwide Health Properties, Inc., 6.59% due 7/07/2038                       170,972
                                 460,000   Westfield Capital Corp. Ltd., 5.125% due 11/15/2014 (a)                       453,088
                                                                                                                     -----------
                                                                                                                         892,486
--------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.3%               130,000   Norfolk Southern Corp., 7.25% due 2/15/2031                                   155,896
                                           Union Pacific Corp.:
                                 110,000     7.25% due 11/01/2008                                                        119,667
                                 100,000     5.375% due 5/01/2014                                                        101,105
                                                                                                                     -----------
                                                                                                                         376,668
--------------------------------------------------------------------------------------------------------------------------------
Software - 0.3%                  340,000   Computer Associates International, Inc., 5.625%                               334,381
                                           due 12/01/2014 (a)
--------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage               325,000   Countrywide Home Loans, Inc., 5.625% due 7/15/2009                            332,284
Finance - 0.4%                   210,000   Washington Mutual, Inc., 4.20% due 1/15/2010                                  204,361
                                                                                                                     -----------
                                                                                                                         536,645
--------------------------------------------------------------------------------------------------------------------------------
Wireless                         137,000   AT&T Wireless Services, Inc., 8.75% due 3/01/2031                             180,746
Telecommunication                265,000   America Movil SA de C.V., 6.375% due 3/01/2035                                239,768
Services - 0.6%                  250,000   Sprint Capital Corp., 8.75% due 3/15/2032                                     324,340
                                                                                                                     -----------
                                                                                                                         744,854
--------------------------------------------------------------------------------------------------------------------------------
                                           Total Corporate Bonds (Cost - $41,629,028) - 32.0%                         41,884,088
--------------------------------------------------------------------------------------------------------------------------------
                                           Preferred Securities
--------------------------------------------------------------------------------------------------------------------------------
                                           Capital Trusts
--------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%          150,000   BAC Capital Trust VI, 5.625% due 3/08/2035                                    143,619
--------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.1%        125,000   Alabama Power Capital Trust V, 5.50% due 10/01/2042 (b)                       126,883
--------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 0.1%                 150,000   Pemex Project Funding Master Trust, 7.375% due 12/15/2014                     160,500
--------------------------------------------------------------------------------------------------------------------------------
                                           Total Capital Trusts (Cost - $431,447) - 0.3%                                 431,002
--------------------------------------------------------------------------------------------------------------------------------
                                  Shares
                                    Held   Preferred Stocks
--------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%               29   DG Funding Trust, 5.34% (a)                                                   312,838
--------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                 9,000   Fannie Mae, 7%                                                                497,812
Finance - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
                                           Total Preferred Stocks (Cost - $819,729) - 0.6%                               810,650
--------------------------------------------------------------------------------------------------------------------------------
                                    Face
                                  Amount   Trust Preferred
--------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense -    USD     785,000   RC Trust I, 7% due 5/15/2006                                                  801,758
0.6%
--------------------------------------------------------------------------------------------------------------------------------
                                           Total Trust Preferred (Cost - $813,203) - 0.6%                                801,758
--------------------------------------------------------------------------------------------------------------------------------
                                           Total Preferred Securities (Cost - $2,064,379) - 1.5%                       2,043,410
--------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of March 31, 2005

--------------------------------------------------------------------------------------------------------------------------------
                                    Face
Industry++                        Amount   Short-Term Securities                                                        Value
--------------------------------------------------------------------------------------------------------------------------------
Commercial Paper*** -    USD   5,000,000   Dexia Delaware LLC, 2.63% due 4/04/2005                                  $  4,998,539
0.0%                           4,000,000   E.I. du Pont de Nemours & Co., 2.70% due 4/18/2005                          3,994,520
                               5,000,000   Emerson Electric Co., 2.74% due 4/26/2005                                   4,990,105
                               5,175,000   First Data Corp., 2.75% due 4/14/2005                                       5,169,466
                               5,000,000   Province of Quebec, 2.64% due 4/11/2005                                     4,995,967
                               5,700,000   Southern Company Funding Corp., 2.79% due 4/01/2005                         5,699,558
--------------------------------------------------------------------------------------------------------------------------------
                                           Total Short-Term Securities (Cost - $29,848,155) - 22.8%                   29,848,155
--------------------------------------------------------------------------------------------------------------------------------
                               Number of
                               Contracts   Options Purchased
--------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased - 0.0%        10#   London InterBank Offered Rate (LIBOR) Linked Floor,
                                           expiring April 2005 at 1.5%, Broker JPMorgan Chase Bank                           100
--------------------------------------------------------------------------------------------------------------------------------
                                           Total Options Purchased (Premiums Paid - $6,000) - 0.0%                           100
--------------------------------------------------------------------------------------------------------------------------------
                                           Total Investments
                                           (Cost - $136,563,787) - 104.5%                                            136,898,778
--------------------------------------------------------------------------------------------------------------------------------
                                           Options Written
--------------------------------------------------------------------------------------------------------------------------------
Call Options Written - 0.1%           1#   Swaption, expiring June 2005 at 1.05%, Broker Lehman
                                           Brothers Special Finance (d)                                                    (129)
                                      3#   Swaption, expiring January 2008 at 5.14%, Broker Deutsche
                                           Bank AG, London (d)                                                          (99,922)
                                  21,000   U.S. Treasury Bonds, expiring May 2005 at USD 111.61,
                                           Broker Greenwich Capital Markets, Inc.                                       (16,899)
                                                                                                                    ------------
                                                                                                                       (116,950)
--------------------------------------------------------------------------------------------------------------------------------
Put Options Written - 0.1%            1#   Swaption, expiring June 2005 at 1.05%, Broker Lehman
                                           Brothers Special Finance (d)                                                  (4,832)
                                      3#   Swaption, expiring January 2008 at 5.14%, Broker Deutsche
                                           Bank AG, London (d)                                                          (99,922)
                                      90   U.S. Treasury Bond Futures, expiring May 2005 at USD 108,
                                           Broker Greenwich Capital Markets, Inc.                                       (36,563)
                                                                                                                    ------------
                                                                                                                       (141,317)
--------------------------------------------------------------------------------------------------------------------------------
                                           Total Investments in Options Written
                                           (Premiums Received - $300,476) - (0.2%)                                     (258,267)
--------------------------------------------------------------------------------------------------------------------------------
                                           Total Investments, Net of Options Written
                                           (Cost - $136,263,311+++) - 104.3%                                         136,640,511
                                           Liabilities in Excess of Other Assets - (4.3%)                            (5,617,796)
                                                                                                                    ------------
                                           Net Assets - 100.0%                                                      $131,022,715
                                                                                                                    ============

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of March 31, 2005

--------------------------------------------------------------------------------
  + Mortgage-Backed & Asset-Backed Obligations are subject to principal paydowns as a result of the prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.
 ++ For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
+++ The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost, net of
      options written                  $ 136,326,475
                                       =============
      Gross unrealized appreciation    $   1,182,732
      Gross unrealized depreciation         (868,696)
                                       -------------
      Net unrealized appreciation      $     314,036
                                       =============

  #   One contract represents a notional amount of $1,000,000.
  *   Corresponding industry groups for foreign securities: (1) Government
      Entity.
 ** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Portfolio.
*** Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Portfolio.
(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b)   Floating rate note.
(c) All or a portion of security held as collateral in connection with open financial futures contracts.
(d) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.
(e)   This security is a perpetual bond and has no definite maturity date.
(f)   Convertible security.

      Foreign Currency Abbreviations:

         EUR     Euro
         USD     U.S. Dollar

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of March 31, 2005
--------------------------------------------------------------------------------
Forward foreign exchange contracts as of March 31, 2005 were as follows:

--------------------------------------------------------------------------------
      Foreign                          Settlement                Unrealized
   Currency Sold                       Date                     Depreciation
--------------------------------------------------------------------------------
EUR         616,985                    April 2005                $ (5,598)
--------------------------------------------------------------------------------
Total Unrealized Depreciation on Forward
Foreign Exchange Contracts - Net
(USD Commitment - $796,398)                                      $ (5,598)

Financial futures contracts purchased as of March 31, 2005 were as follows:

--------------------------------------------------------------------------------
Number of                               Expiration        Face       Unrealized
Contracts           Issue                 Date            Value     Depreciation
--------------------------------------------------------------------------------
   5       5-Year U.S. Treasury Note    June 2005      $ 537,484     $ (2,015)
--------------------------------------------------------------------------------

Financial futures contracts sold as of March 31, 2005 were as follows:
--------------------------------------------------------------------------------
                                                                    Unrealized
Number of                               Expiration       Face      Appreciation
Contracts           Issue                 Date           Value    (Depreciation)
--------------------------------------------------------------------------------
  32       2-Year U.S. Treasury Note    June 2005    $ 6,636,411     $ 15,911
  54       10-Year U.S. Treasury Note   June 2005    $ 5,880,849     $(19,495)
--------------------------------------------------------------------------------
Total Unrealized Depreciation - Net                                  $ (3,584)
                                                                     ========

Swaps outstanding as of March 31, 2005 were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Unrealized
                                                                                       Notional                      Appreciation
                                                                                        Amount                      (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Receive (pay) a variable return based on the change in the Lehman
Brothers MBS Fixed Rate Index Total Return and pay floating rate based on 1-month USD LIBOR, minus .12%

Broker, UBS Warburg
Expires April 2005                                                                    $ 1,100,000                           --

Receive (pay) a variable return based on the change in the Lehman
Brothers MBS Fixed Rate Index Total Return and pay floating rate based on 1-month USD LIBOR, minus .10%

Broker, UBS Warburg
Expires June 2005                                                                     $ 3,800,000                           --

Receive (pay) a variable return based on the change in the Lehman
Brothers MBS Fixed Rate Index Total Return and pay floating rate based on 1-month USD LIBOR, minus .105%

Broker, UBS Warburg
Expires July 2005                                                                     $ 3,600,000                           --

Receive (pay) a variable return based on the change in the Lehman
Brothers MBS Fixed Rate Index Total Return and pay floating rate based on 1-month USD LIBOR, minus .10%

Broker, Lehman Brothers Special Finance
Expires August 2005                                                                   $ 9,700,000                           --

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Unrealized
                                                                                       Notional                      Appreciation
                                                                                        Amount                      (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Receive (pay) a variable return based on the change in the Lehman
Brothers CMBS Investment Grade Index Total Return and pay floating rate based on 1-month USD LIBOR,
minus .14%

Broker, UBS Warburg
Expires August 2005                                                                   $ 1,600,000                           --

Receive (pay) a variable return based on the change in the Lehman
Brothers MBS Fixed Rate Index Total Return and pay floating rate based on 1-month USD LIBOR, minus .10%

Broker, Lehman Brothers Special Finance
Expires September 2005                                                                $ 6,650,000                           --

Receive (pay) a variable return based on the change in the Lehman
Brothers U.S. Treasury Index Total Return and pay floating rate based on 1-month USD LIBOR, minus .15%

Broker, Lehman Brothers Special Finance
Expires November 2005                                                                 $ 6,700,000                           --

Receive (pay) a variable return based on the change in the Lehman
Brothers U.S. Treasury Index Total Return and pay floating rate based on 1-month USD LIBOR, minus .15%

Broker, Lehman Brothers Special Finance
Expires February 2006                                                                 $ 6,300,000                           --

Bought credit default protection on Aon Corp. Inc and pay .37%

Broker, Morgan Stanley Capital Services, Inc.
Expires January 2007                                                                  $   285,000                     $ (1,094)

Receive a floating rate based on 3-month USD LIBOR, and pay a fixed rate of 2.8025%

Broker, JPMorgan Chase Bank
Expires January 2007                                                                  $   285,000                        7,100

Bought credit default protection on Weyerhaeuser Co. and pay .73%

Broker, Morgan Stanley Capital Services Inc.
Expires September 2008                                                                $   430,000                       (6,361)

Sold credit default protection on Sprint Corporation and receive 1.50%

Broker, Morgan Stanley Capital Services, Inc.
Expires September 2008                                                                $   430,000                       16,161

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Unrealized
                                                                                       Notional                      Appreciation
                                                                                        Amount                      (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Sold credit default protection on Comcast Cable Communications,
Inc. and receive 1.15%

Broker, Morgan Stanley Capital Services, Inc.
Expires September 2008                                                                $   430,000                     $ 11,920

Pay 3.875% on Treasury Inflation Protected Securities (TIPS) adjusted principal and receive a fixed rate of 3.401%

Broker, JPMorgan Chase Bank
Expires January 2009                                                                  $   879,000                      (18,655)

Sold credit default protection on Raytheon Co. and receive .73%

Broker, JPMorgan Chase Bank
Expires March 2009                                                                    $   160,000                       (2,429)

Bought credit default protection on Boeing Capital Corp. and pay .48%

Broker, JPMorgan Chase Bank
Expires March 2009                                                                    $   160,000                       (1,339)

Sold credit default protection on Nextel Communications Inc. and receive 1.72%

Broker, JPMorgan Chase Bank
Expires September 2009                                                                $   310,000                       14,361

Sold credit default protection on Dow Jones CDX North America
Investment Grade Index Series 2 and receive .60%

Broker, Morgan Stanley Capital Services, Inc.
Expires September 2009                                                                $ 1,230,000                        4,059

Bought credit default protection on Hewlett-Packard Co. and pay .31%

Broker, Lehman Brothers Special Finance
Expires December 2009                                                                 $   315,000                          (35)

Bought credit default protection on Petroleos Mexicanos SA and pay 1.09%

Broker, Lehman Brothers Special Finance
Expires December 2009                                                                 $   630,000                          677

Sold credit default protection on Computer Associates International
Inc. and receive .83%

Broker, Lehman Brothers Special Finance
Expires December 2009                                                                 $   315,000                        3,227

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Unrealized
                                                                                       Notional                      Appreciation
                                                                                        Amount                      (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Sold credit default protection on Mexico Government International
Bond and receive .92%

Broker, Lehman Brothers Special Finance
Expires December 2009                                                                 $   630,000                     $ (2,196)

Receive a floating rate based on 3-month USD LIBOR, plus .50%, which is capped at a fixed coupon of 6% until 11/18/2007 and 6.5% through expiration and pay a floating rate based on 3-month USD
LIBOR

Broker, Lehman Brothers Special Finance
Expires November 2010                                                                 $ 6,700,000                       (4,384)

Pays 3.50% on TIPS adjusted principal and receive a fixed rate of 4.17%

Broker, Morgan Stanley Capital Services, Inc.
Expires January 2011                                                                  $   750,000                      (33,123)

Sold credit default protection on Dana Corporation and receive 1.55%

Broker, UBS Warburg
Expires September 2011                                                                $   155,000                      (10,334)

Sold credit default protection on Dana Corporation and receive 1.56%

Broker, UBS Warburg
Expires September 2011                                                                $   310,000                      (20,513)
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                 $ (42,958)
                                                                                                                      ==========

FAM Series Fund, Inc. - Mercury Fundamental Growth Strategy Portfolio Schedule of Investments as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                         Shares
Industry#                                  Held                           Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.7%               62,900   Boeing Co.                                                           $   3,677,134
                                         58,200   Lockheed Martin Corp.                                                    3,553,692
                                                                                                                       -------------
                                                                                                                           7,230,826
------------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.6%                         82,900   PepsiCo, Inc.                                                            4,396,187
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 3.5%                     84,800   Celgene Corp. (c)                                                        2,887,440
                                        187,600   Gilead Sciences, Inc. (c)                                                6,716,080
                                                                                                                       -------------
                                                                                                                           9,603,520
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.2%                   46,400   Franklin Resources, Inc.                                                 3,185,360
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 8.0%                         72,700   Air Products & Chemicals, Inc.                                           4,601,183
                                        144,100   The Dow Chemical Co.                                                     7,183,385
                                         84,900   E.I. du Pont de Nemours & Co.                                            4,350,276
                                         97,200   Praxair, Inc.                                                            4,651,992
                                         15,100   Sigma-Aldrich Corp.                                                        924,875
                                                                                                                       -------------
                                                                                                                          21,711,711
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.5%                  87,100   Bank of America Corp.                                                    3,841,110
                                         99,500   U.S. Bancorp                                                             2,867,590
                                                                                                                       -------------
                                                                                                                           6,708,700
------------------------------------------------------------------------------------------------------------------------------------
Communications                          293,900   Corning, Inc. (c)                                                        3,271,107
Equipment - 2.2%                         99,000   Telefonaktiebolaget LM Ericsson (a)                                      2,791,800
                                                                                                                       -------------
                                                                                                                           6,062,907
------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.9%                 104,400   MBNA Corp.                                                               2,563,020
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                    62,200   Citigroup, Inc.                                                          2,795,268
Services - 1.0%
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                       71,200   Baker Hughes, Inc.                                                       3,167,688
Services - 7.6%                          38,800   Grant Prideco, Inc. (c)                                                    937,408
                                         96,400   Halliburton Co.                                                          4,169,300
                                         28,600   National Oilwell Varco, Inc. (c)                                         1,335,620
                                         86,700   Schlumberger Ltd.                                                        6,110,616
                                         92,800   Transocean, Inc. (c)                                                     4,775,488
                                                                                                                       -------------
                                                                                                                          20,496,120
------------------------------------------------------------------------------------------------------------------------------------
Food Products - 2.3%                     97,300   McCormick & Co., Inc.                                                    3,350,039
                                         43,100   Wm. Wrigley Jr. Co.                                                      2,826,067
                                                                                                                       -------------
                                                                                                                           6,176,106
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                 109,700   Alcon, Inc.                                                              9,795,113
Supplies - 11.8%                        158,800   Boston Scientific Corp. (c)                                              4,651,252
                                         35,600   Fisher Scientific International (c)                                      2,026,352
                                        105,500   Medtronic, Inc.                                                          5,375,225
                                         76,700   St. Jude Medical, Inc. (c)                                               2,761,200
                                         89,200   Varian Medical Systems, Inc. (c)                                         3,057,776
                                         33,400   Waters Corp. (c)                                                         1,195,386
                                         39,200   Zimmer Holdings, Inc. (c)                                                3,050,152
                                                                                                                       -------------
                                                                                                                          31,912,456
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers                    76,500   Caremark Rx, Inc. (c)                                                    3,043,170
& Services - 5.8%                        71,700   UnitedHealth Group, Inc.                                                 6,838,746
                                         46,900   WellPoint, Inc. (c)                                                      5,878,915
                                                                                                                       -------------
                                                                                                                          15,760,831
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                    59,600   Carnival Corp.                                                           3,087,876
Leisure - 9.0%                           82,900   Marriott International, Inc. Class A (e)                                 5,542,694
                                         80,500   Starbucks Corp. (c)                                                      4,158,630

FAM Series Fund, Inc. - Mercury Fundamental Growth Strategy Portfolio Schedule of Investments as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                         Shares
Industry#                                  Held                           Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
                                         77,200   Starwood Hotels & Resorts Worldwide, Inc.                            $   4,634,316
                                         11,400   Station Casinos, Inc.                                                      770,070
                                         51,400   Wynn Resorts Ltd. (c)                                                    3,481,836
                                         53,800   Yum! Brands, Inc.                                                        2,787,378
                                                                                                                       -------------
                                                                                                                          24,462,800
------------------------------------------------------------------------------------------------------------------------------------
Household Products - 2.5%               127,200   Procter & Gamble Co.                                                     6,741,600
------------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.5%                      114,100   Accenture Ltd. Class A (c)                                               2,755,515
                                         75,700   First Data Corp.                                                         2,975,767
                                         40,000   Hewitt Associates, Inc. Class A (c)                                      1,064,000
                                                                                                                       -------------
                                                                                                                           6,795,282
------------------------------------------------------------------------------------------------------------------------------------
Industrial                              163,100   3M Co.                                                                  13,976,039
Conglomerates - 12.1%                   521,700   General Electric Co.                                                    18,812,502
                                                                                                                       -------------
                                                                                                                          32,788,541
------------------------------------------------------------------------------------------------------------------------------------
Internet Software &                     161,400   Yahoo!, Inc. (c)                                                         5,471,460
Services - 2.0%
------------------------------------------------------------------------------------------------------------------------------------
Machinery - 2.1%                         31,100   Caterpillar, Inc.                                                        2,843,784
                                         43,100   Deere & Co.                                                              2,893,303
                                                                                                                       -------------
                                                                                                                           5,737,087
------------------------------------------------------------------------------------------------------------------------------------
Media - 1.2%                            113,000   Walt Disney Co.                                                          3,246,490
------------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 0.3%                         12,600   Ashland, Inc.                                                              850,122
------------------------------------------------------------------------------------------------------------------------------------
Personal Products - 1.2%                 77,300   Avon Products, Inc.                                                      3,319,262
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.1%                  166,900   Johnson & Johnson                                                       11,209,004
------------------------------------------------------------------------------------------------------------------------------------
Software - 4.6%                         513,700   Microsoft Corp.                                                         12,416,129
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.7%                 144,100   Staples, Inc.                                                            4,529,063
------------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 1.0%  47,600   Coach, Inc. (c)                                                          2,695,588
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                       59,500   Doral Financial Corp.                                                    1,302,455
Finance - 1.5%                           71,000   Washington Mutual, Inc.                                                  2,804,500
                                                                                                                       -------------
                                                                                                                           4,106,955
------------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                      21,600   MSC Industrial Direct Co. Class A                                          660,096
Distributors - 0.3%
------------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks (Cost - $241,880,294) - 97.2%                      263,632,491
------------------------------------------------------------------------------------------------------------------------------------
                                     Beneficial
                                       Interest                            Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                    $ 4,791,464   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (b)              4,791,464
                                      5,100,000   Merrill Lynch Liquidity Series, LLC Money Market Series (b)(d)           5,100,000
------------------------------------------------------------------------------------------------------------------------------------
                                                  Total Short-Term Securities
                                                  (Cost - $9,891,464) - 3.6%                                               9,891,464
------------------------------------------------------------------------------------------------------------------------------------
                                                  Total Investments  (Cost - $251,771,758*)  - 100.8%                    273,523,955
                                                  Liabilities in Excess of Other Assets - (0.8%)                         (2,285,349)
                                                                                                                       -------------
                                                  Net Assets - 100.0%                                                  $ 271,238,606
                                                                                                                       =============

FAM Series Fund, Inc. - Mercury Fundamental Growth Strategy Portfolio
Schedule of Investments as of March 31, 2005
--------------------------------------------------------------------------------

  # For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
  * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                      $ 252,368,570
                                                          =============
      Gross unrealized appreciation                       $  29,287,018
      Gross unrealized depreciation                          (8,131,633)
                                                          -------------
      Net unrealized appreciation                         $  21,155,385
                                                          =============

(a)   Depositary Receipts.
(b) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      ----------------------------------------------------------------------
                                                                  Interest
      Affiliate                               Net Activity         Income
      ----------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC     $ (3,896,615)        $49,324
        Cash Sweep Series I
      Merrill Lynch Liquidity Series, LLC     $  5,100,000         $ 1,344
        Money Market Series
      ------------------------------------------------------------------

(c)   Non-income producing security.
(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Security, or a portion of security, is on loan.

FAM Series Fund, Inc.
Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares
Country              Industry#                                      Held  Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
Australia - 1.1%     Food Products - 0.0%                        202,000  Burns Philp & Co., Ltd. (f)                   $    159,382
                     ---------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 1.0%                       74,000  BHP Billiton Ltd.                                1,022,928
                                                                  24,000  Rio Tinto Ltd.                                     838,034
                                                                  84,000  WMC Resources Ltd.                                 517,877
                                                                                                                        ------------
                                                                                                                           2,378,839
                     ---------------------------------------------------------------------------------------------------------------
                     Oil & Gas - 0.1%                             10,000  Woodside Petroleum Ltd.                            187,973
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Australia                 2,726,194
------------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.1%       Diversified Telecommunication                 6,867  Belgacom SA (f)                                    284,697
                     Services - 0.1%
                     ---------------------------------------------------------------------------------------------------------------
                     Leisure Equipment & Products - 0.0%           2,463  AGFA-Gevaert NV                                     86,396
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Belgium                     371,093
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.6%        Metals & Mining - 0.3%                       15,000  Cia Vale do Rio Doce (a)(f)                        398,550
                                                                   8,100  Cia Vale do Rio Doce (a)                           256,041
                                                                                                                        ------------
                                                                                                                             654,591
                     ---------------------------------------------------------------------------------------------------------------
                     Oil & Gas - 0.3%                             19,000  Petroleo Brasileiro SA (a)                         839,420
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Brazil                    1,494,011
------------------------------------------------------------------------------------------------------------------------------------
Canada - 0.9%        Communications Equipment - 0.2%             218,329  Nortel Networks Corp. (f)                          596,038
                     ---------------------------------------------------------------------------------------------------------------
                     Energy Equipment & Services - 0.0%           28,800  Drillers Technology Corp. (f)                       35,707
                     ---------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 0.4%                        5,000  Barrick Gold Corp.                                 119,850
                                                                   8,600  Glamis Gold Ltd. (f)                               133,494
                                                                  37,500  Placer Dome, Inc.                                  607,870
                                                                                                                        ------------
                                                                                                                             861,214
                     ---------------------------------------------------------------------------------------------------------------
                     Oil & Gas - 0.2%                              3,000  Niko Resources Ltd.                                154,829
                                                                   3,400  Petro-Canada                                       197,421
                                                                   1,800  Talisman Energy, Inc.                               61,580
                                                                                                                        ------------
                                                                                                                             413,830
                     ---------------------------------------------------------------------------------------------------------------
                     Paper & Forest Products - 0.0%                7,300  Domtar, Inc.                                        62,027
                     ---------------------------------------------------------------------------------------------------------------
                     Road & Rail - 0.1%                            5,300  CP Railway Limited (USD)                           190,641
                                                                   2,300  Canadian Pacific Railway Ltd.                       83,171
                                                                                                                        ------------
                                                                                                                             273,812
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Canada                    2,242,628
------------------------------------------------------------------------------------------------------------------------------------
China - 0.1%         Automobiles - 0.0%                          200,000  Denway Motors Ltd.                                  70,519
                     ---------------------------------------------------------------------------------------------------------------
                     Insurance - 0.1%                              2,900  China Life Insurance Co. Ltd. (a)(f)                77,111
                                                                  33,000  Ping An Insurance Group Co. of China Ltd. (f)       52,254
                                                                                                                        ------------
                                                                                                                             129,365
                     ---------------------------------------------------------------------------------------------------------------
                     Transportation Infrastructure - 0.0%         62,000  Hainan Meilan International Airport Co., Ltd.       39,548
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in China                       239,432
------------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.1%       Commercial Banks - 0.1%                       5,637  Danske Bank A/S                                    163,981
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Denmark                     163,981
------------------------------------------------------------------------------------------------------------------------------------
Finland - 0.1%       Communications Equipment - 0.1%               9,200  Nokia Oyj (a)                                      141,956
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Finland                     141,956
------------------------------------------------------------------------------------------------------------------------------------
France - 1.2%        Automobiles - 0.1%                            4,845  Peugeot SA                                         308,669
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 0.2%                       5,874  BNP Paribas                                        417,205
                     ---------------------------------------------------------------------------------------------------------------
                     Construction & Engineering - 0.1%             1,737  Vinci SA                                           251,032
                     ---------------------------------------------------------------------------------------------------------------
                     Construction Materials - 0.0%                   970  Lafarge SA                                          94,171
                     ---------------------------------------------------------------------------------------------------------------
                     Food & Staples Retailing - 0.1%               3,392  Carrefour SA                                       180,480
                     ---------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares
Country              Industry#                                      Held  Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                     Hotels, Restaurants & Leisure - 0.1%          3,922  Accor SA                                      $    192,471
                     ---------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 0.1%                        9,532  Arcelor                                            218,405
                     ---------------------------------------------------------------------------------------------------------------
                     Oil & Gas - 0.4%                              3,500  Total SA (a)                                       410,305
                                                                   2,682  Total SA                                           629,160
                                                                                                                        ------------
                                                                                                                           1,039,465
                     ---------------------------------------------------------------------------------------------------------------
                     Pharmaceuticals - 0.1%                        2,115  Sanofi-Aventis                                     178,806
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in France                    2,880,704
------------------------------------------------------------------------------------------------------------------------------------
Germany - 0.8%       Air Freight & Logistics - 0.1%               13,118  Deutsche Post AG                                   321,028
                     ---------------------------------------------------------------------------------------------------------------
                     Auto Components - 0.1%                        3,726  Continental AG                                     289,726
                     ---------------------------------------------------------------------------------------------------------------
                     Automobiles - 0.1%                            2,762  DaimlerChrysler AG                                 123,950
                     ---------------------------------------------------------------------------------------------------------------
                     Construction & Engineering - 0.1%             7,104  Hochtief AG                                        226,663
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Financial Services - 0.1%         3,477  Deutsche Boerse AG                                 262,094
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication                 9,952  Deutsche Telekom AG (f)                            199,185
                     Services - 0.1%
                     ---------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 0.1%                     2,866  E.ON AG                                            246,544
                     ---------------------------------------------------------------------------------------------------------------
                     Multi-Utilities & Unregulated Power - 0.1%    5,624  RWE AG                                             340,975
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Germany                   2,010,165
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.6%     Commercial Banks - 0.2%                      27,600  HSBC Holdings Plc Hong Kong Registered             438,806
                     ---------------------------------------------------------------------------------------------------------------
                     Industrial Conglomerates - 0.3%              76,260  Hutchison Whampoa Ltd.                             647,775
                     ---------------------------------------------------------------------------------------------------------------
                     Real Estate - 0.1%                           22,000  Cheung Kong Holdings Ltd.                          195,337
                                                                  56,000  Wharf Holdings Ltd.                                176,989
                                                                                                                        ------------
                                                                                                                             372,326
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Hong Kong                 1,458,907
------------------------------------------------------------------------------------------------------------------------------------
India - 2.4%         Automobiles - 0.2%                           14,000  Bajaj Auto Ltd.                                    346,706
                                                                   6,000  Tata Motors Ltd.                                    56,881
                                                                                                                        ------------
                                                                                                                             403,587
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 0.1%                      12,100  Oriental Bank of Commerce                           86,140
                                                                  13,300  State Bank of India Ltd.                           200,102
                                                                                                                        ------------
                                                                                                                             286,242
                     ---------------------------------------------------------------------------------------------------------------
                     Construction & Engineering - 0.1%             6,000  Larsen & Toubro Ltd.                               136,743
                     ---------------------------------------------------------------------------------------------------------------
                     Construction Materials - 0.1%                33,390  Gujarat Ambuja Cements Ltd. (f)                    313,521
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication                79,000  Mahanagar Telephone Nigam                          207,700
                     Services - 0.1%
                     ---------------------------------------------------------------------------------------------------------------
                     Household Products - 0.1%                   116,000  Hindustan Lever Ltd.                               350,006
                     ---------------------------------------------------------------------------------------------------------------
                     IT Services - 0.5%                           24,000  Infosys Technologies Ltd.                        1,238,090
                     ---------------------------------------------------------------------------------------------------------------
                     Oil & Gas - 0.9%                              3,400  Hindustan Petroleum Corp.                           23,823
                                                                 172,000  Reliance Industries Ltd.                         2,150,542
                                                                                                                        ------------
                                                                                                                           2,174,365
                     ---------------------------------------------------------------------------------------------------------------
                     Pharmaceuticals - 0.0%                        2,300  Wockhardt Ltd.                                      19,495
                     ---------------------------------------------------------------------------------------------------------------
                     Road & Rail - 0.1%                           11,000  Container Corp. of India                           201,560
                     ---------------------------------------------------------------------------------------------------------------
                     Thrifts & Mortgage Finance - 0.2%            31,000  Housing Development Finance Corp.                  515,850
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in India                     5,847,159
------------------------------------------------------------------------------------------------------------------------------------
Indonesia - 0.2%     Commercial Banks - 0.1%                     267,000  Bank Danamon Indonesia Tbk PT                      133,923
                     ---------------------------------------------------------------------------------------------------------------
                     Tobacco - 0.1%                              300,000  HM Sampoerna Tbk PT                                327,878
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Indonesia                   461,801
------------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.1%       Commercial Banks - 0.1%                      20,548  Bank of Ireland                                    325,269
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Ireland                     325,269
------------------------------------------------------------------------------------------------------------------------------------
Israel - 0.3%        Communications Equipment - 0.2%              76,300  ECI Telecom Ltd. (a)(f)                            548,597
                                                                   3,398  Ectel Ltd. (a)(f)                                   12,471
                                                                                                                        ------------
                                                                                                                             561,068
                     ---------------------------------------------------------------------------------------------------------------
                     Pharmaceuticals - 0.1%                        3,600  Teva Pharmaceutical Industries Ltd. (a)            111,600
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Israel                      672,668
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares
Country              Industry#                                      Held  Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
Italy - 0.9%         Commercial Banks - 0.3%                      35,517  Banca Intesa SpA                              $    180,945
                                                                  64,615  Capitalia SpA                                      338,090
                                                                  29,601  UniCredito Italiano SpA                            174,311
                                                                                                                        ------------
                                                                                                                             693,346
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication                41,758  Telecom Italia SpA                                 158,742
                     Services - 0.1%
                     ---------------------------------------------------------------------------------------------------------------
                     Energy Equipment & Services - 0.1%           22,900  Saipem SpA                                         291,012
                     ---------------------------------------------------------------------------------------------------------------
                     Insurance - 0.1%                             10,044  Fondiaria-Sai SpA                                  279,609
                     ---------------------------------------------------------------------------------------------------------------
                     Oil & Gas - 0.3%                              1,100  ENI SpA (a)                                        143,176
                                                                  19,152  ENI SpA                                            498,812
                                                                                                                        ------------
                                                                                                                             641,988
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Italy                     2,064,697
------------------------------------------------------------------------------------------------------------------------------------
Japan - 7.4%         Auto Components - 0.1%                        9,500  Toyota Industries Corp.                            268,231
                     ---------------------------------------------------------------------------------------------------------------
                     Automobiles - 0.5%                           47,000  Fuji Heavy Industries Ltd.                         230,254
                                                                   4,400  Honda Motor Co., Ltd.                              220,905
                                                                  35,000  Suzuki Motor Corp.                                 627,618
                                                                                                                        ------------
                                                                                                                           1,078,777
                     ---------------------------------------------------------------------------------------------------------------
                     Beverages - 0.4%                             18,600  Coca-Cola West Japan Co., Ltd.                     438,220
                                                                  23,000  Kinki Coca-Cola Bottling Co., Ltd.                 247,074
                                                                  24,900  Mikuni Coca-Cola Bottling Co., Ltd.                257,241
                                                                                                                        ------------
                                                                                                                             942,535
                     ---------------------------------------------------------------------------------------------------------------
                     Capital Markets - 0.1%                       13,000  Nomura Holdings, Inc.                              182,311
                     ---------------------------------------------------------------------------------------------------------------
                     Chemicals - 0.3%                             31,000  Asahi Kasei Corp.                                  153,029
                                                                  12,000  Shin-Etsu Chemical Co., Ltd.                       455,497
                                                                                                                        ------------
                                                                                                                             608,526
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 0.1%                      33,333  The Bank of Yokohama Ltd. (f)                      203,812
                                                                  16,900  Shinsei Bank Ltd.                                   96,382
                                                                                                                        ------------
                                                                                                                             300,194
                     ---------------------------------------------------------------------------------------------------------------
                     Construction & Engineering - 0.2%            47,000  JGC Corp.                                          514,117
                     ---------------------------------------------------------------------------------------------------------------
                     Consumer Finance - 0.2%                      14,000  Credit Saison Co., Ltd.                            505,236
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Financial Services - 0.2%        16,000  RHJ International (f)                              458,515
                     ---------------------------------------------------------------------------------------------------------------
                     Electronic Equipment & Instruments - 0.2%    37,000  Hitachi Ltd.                                       230,385
                                                                   5,000  Murata Manufacturing Co., Ltd.                     268,792
                                                                                                                        ------------
                                                                                                                             499,177
                     ---------------------------------------------------------------------------------------------------------------
                     Food & Staples Retailing - 0.3%              14,500  Ito-Yokado Co., Ltd.                               580,217
                                                                     700  Ministop Co., Ltd.                                  12,140
                                                                                                                        ------------
                                                                                                                             592,357
                     ---------------------------------------------------------------------------------------------------------------
                     Food Products - 0.2%                         34,000  Ajinomoto Co., Inc.                                415,782
                                                                   6,000  House Foods Corp.                                   86,836
                                                                                                                        ------------
                                                                                                                             502,618
                     ---------------------------------------------------------------------------------------------------------------
                     Gas Utilities - 0.2%                        111,000  Tokyo Gas Co., Ltd.                                448,317
                     ---------------------------------------------------------------------------------------------------------------
                     Household Durables - 0.0%                     3,800  Rinnai Corp.                                        96,634
                     ---------------------------------------------------------------------------------------------------------------
                     Household Products - 0.1%                    10,600  Rohto Pharmaceutical Co., Ltd.                     128,833
                     ---------------------------------------------------------------------------------------------------------------
                     Insurance - 2.7%                            194,000  Aioi Insurance Co., Ltd.                         1,048,354
                                                                     170  Millea Holdings, Inc.                            2,479,432
                                                                 236,000  Mitsui Sumitomo Insurance Co., Ltd.              2,168,923
                                                                 120,000  Nipponkoa Insurance Co., Ltd.                      824,607
                                                                                                                        ------------
                                                                                                                           6,521,316
                     ---------------------------------------------------------------------------------------------------------------
                     Machinery - 0.2%                              5,000  Fanuc Ltd.                                         313,669
                                                                  49,000  Kubota Corp.                                       262,042
                                                                                                                        ------------
                                                                                                                             575,711
                     ---------------------------------------------------------------------------------------------------------------
                     Office Electronics - 0.5%                    13,000  Brother Industries Ltd.                            125,187
                                                                  18,000  Canon, Inc.                                        967,651
                                                                                                                        ------------
                                                                                                                           1,092,838
                     ---------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares
Country              Industry#                                      Held  Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                     Pharmaceuticals - 0.7%                       43,000  Shionogi & Co., Ltd.                          $    594,185
                                                                  17,000  Takeda Pharmaceutical Co., Ltd.                    812,173
                                                                  34,000  Tanabe Seiyaku Co., Ltd.                           339,491
                                                                                                                        ------------
                                                                                                                           1,745,849
                     ---------------------------------------------------------------------------------------------------------------
                     Real Estate - 0.1%                              101  Marco Polo Investment Holdings Ltd. (f)            202,518
                     ---------------------------------------------------------------------------------------------------------------
                     Road & Rail - 0.0%                               21  East Japan Railway Co.                             113,089
                     ---------------------------------------------------------------------------------------------------------------
                     Trading Companies & Distributors - 0.0%       5,000  Mitsubishi Corp.                                    64,931
                     ---------------------------------------------------------------------------------------------------------------
                     Wireless Telecommunication                      135  NTT DoCoMo, Inc.                                   227,188
                     Services - 0.1%
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Japan                    17,669,818
------------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.4%      Diversified Telecommunication                44,000  Telekom Malaysia Bhd                               112,895
                     Services - 0.0%
                     ---------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 0.1%                    19,000  Malakoff Bhd                                        37,750
                                                                  67,000  Tenaga Nasional Bhd                                179,842
                                                                                                                        ------------
                                                                                                                             217,592
                     ---------------------------------------------------------------------------------------------------------------
                     Food Products - 0.1%                        114,000  IOI Corp. Bhd                                      268,500
                     ---------------------------------------------------------------------------------------------------------------
                     Tobacco - 0.1%                               17,000  British American Tobacco Malaysia Bhd              194,605
                     ---------------------------------------------------------------------------------------------------------------
                     Wireless Telecommunication                   95,000  Maxis Communications Bhd                           236,250
                     Services - 0.1%
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Malaysia                  1,029,842
------------------------------------------------------------------------------------------------------------------------------------
Mexico - 0.3%        Beverages - 0.1%                              5,400  Fomento Economico Mexicano SA de CV (a)            289,170
                     ---------------------------------------------------------------------------------------------------------------
                     Media - 0.2%                                  8,800  Grupo Televisa SA (a)                              517,440
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Mexico                      806,610
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.7%   Commercial Services & Supplies - 0.1%        22,635  Buhrmann NV                                        229,456
                     ---------------------------------------------------------------------------------------------------------------
                     Construction & Engineering - 0.1%             4,671  Imtech NV                                          152,980
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Financial Services - 0.1%        12,260  ING Groep NV CVA                                   371,254
                     ---------------------------------------------------------------------------------------------------------------
                     Food & Staples Retailing - 0.1%              11,098  Koninklijke Ahold NV (f)                            93,176
                                                                  12,058  Koninklijke Ahold NV (a)(h)                         95,306
                                                                                                                        ------------
                                                                                                                             188,482
                     ---------------------------------------------------------------------------------------------------------------
                     Food Products - 0.0%                          8,600  Koninklijke Wessanen NV CVA                        126,188
                     ---------------------------------------------------------------------------------------------------------------
                     Household Durables - 0.1%                     7,265  Koninklijke Philips Electronics NV                 200,641
                     ---------------------------------------------------------------------------------------------------------------
                     Insurance - 0.1%                             14,945  Aegon NV                                           202,196
                     ---------------------------------------------------------------------------------------------------------------
                     Oil & Gas - 0.1%                              5,300  Royal Dutch Petroleum Co.                          318,212
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in the Netherlands           1,789,409
------------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.1%   Diversified Telecommunication                46,000  Telecom Corp. of New Zealand Ltd.                  198,742
                     Services - 0.1%
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in New Zealand                 198,742
------------------------------------------------------------------------------------------------------------------------------------
Norway - 0.3%        Commercial Banks - 0.1%                      21,519  DNB NOR ASA                                        220,663
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication                21,154  Telenor ASA                                        190,957
                     Services - 0.1%
                     ---------------------------------------------------------------------------------------------------------------
                     Oil & Gas - 0.1%                             14,178  Statoil ASA                                        242,497
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Norway                      654,117
------------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.1%      Electric Utilities - 0.1%                   100,175  Energias de Portugal SA                            279,913
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Portugal                    279,913
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 1.2%     Beverages - 0.1%                             33,000  Fraser and Neave Ltd.                              304,129
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 0.1%                      21,000  Oversea-Chinese Banking Corp.                      175,711
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication               246,000  Singapore Telecommunications Ltd.                  380,343
                     Services - 0.2%
                     ---------------------------------------------------------------------------------------------------------------
                     Health Care Providers & Services - 0.1%     193,000  Parkway Holdings Ltd.                              190,742
                     ---------------------------------------------------------------------------------------------------------------
                     Industrial Conglomerates - 0.3%             114,000  Keppel Corp. Ltd.                                  753,411
                     ---------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares
Country              Industry#                                      Held  Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                     Real Estate - 0.2%                          133,000  CapitaLand Ltd.                               $    189,505
                                                                 182,000  Keppel Land Ltd.                                   253,805
                                                                                                                        ------------
                                                                                                                             443,310
                     ---------------------------------------------------------------------------------------------------------------
                     Transportation Infrastructure - 0.1%        221,000  SembCorp Logistics Ltd.                            218,414
                     ---------------------------------------------------------------------------------------------------------------
                     Wireless Telecommunication                  245,000  MobileOne Ltd.                                     297,096
                     Services - 0.1%
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Singapore                 2,763,156
------------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.1%  Paper & Forest Products - 0.1%               25,800  Sappi Ltd. (a)                                     317,340
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in South Africa                317,340
------------------------------------------------------------------------------------------------------------------------------------
South Korea - 2.4%   Chemicals - 0.2%                             24,200  Samsung Fine Chemicals Co., Ltd.                   493,294
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 0.1%                      19,000  Pusan Bank                                         150,428
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication                54,000  KT Corp. (a)                                     1,150,740
                     Services - 0.5%
                     ---------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 0.2%                    17,000  Korea Electric Power Corp.                         436,928
                     ---------------------------------------------------------------------------------------------------------------
                     Electrical Equipment - 0.1%                  13,100  LS Cable Ltd.                                      318,631
                     ---------------------------------------------------------------------------------------------------------------
                     Food Products - 0.2%                          6,200  CJ Corp.                                           440,807
                                                                     200  Nong Shim Co., Ltd.                                 57,115
                                                                                                                        ------------
                                                                                                                             497,922
                     ---------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 0.6%                       29,000  POSCO (a)                                        1,431,440
                     ---------------------------------------------------------------------------------------------------------------
                     Textiles, Apparel & Luxury Goods - 0.0%       6,000  Cheil Industries, Inc.                              97,489
                     ---------------------------------------------------------------------------------------------------------------
                     Tobacco - 0.4%                               28,000  KT&G Corp.                                         909,897
                     ---------------------------------------------------------------------------------------------------------------
                     Wireless Telecommunication                    9,600  SK Telecom Co. Ltd. (a)                            189,312
                     Services - 0.1%                                 500  SK Telecom Co., Ltd.                                84,195
                                                                                                                        ------------
                                                                                                                             273,507
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in South Korea               5,760,276
------------------------------------------------------------------------------------------------------------------------------------
Spain - 0.2%         Commercial Banks - 0.1%                      14,068  Banco Santander Central Hispano SA                 171,681
                     ---------------------------------------------------------------------------------------------------------------
                     Tobacco - 0.1%                                5,080  Altadis SA                                         208,300
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Spain                       379,981
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.3%        Diversified Financial Services - 0.1%        12,505  Investor AB                                        169,557
                     ---------------------------------------------------------------------------------------------------------------
                     Insurance - 0.1%                             24,080  Skandia Forsakrings AB                             122,739
                     ---------------------------------------------------------------------------------------------------------------
                     Machinery - 0.1%                              7,189  Volvo AB Class B                                   318,969
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Sweden                      611,265
------------------------------------------------------------------------------------------------------------------------------------
Switzerland - 0.7%   Capital Markets - 0.2%                       10,639  Credit Suisse Group                                458,354
                     ---------------------------------------------------------------------------------------------------------------
                     Chemicals - 0.1%                              8,603  Clariant AG (f)                                    149,049
                     ---------------------------------------------------------------------------------------------------------------
                     Construction Materials - 0.1%                 4,037  Holcim Ltd.                                        249,116
                     ---------------------------------------------------------------------------------------------------------------
                     Electrical Equipment - 0.1%                  29,399  ABB Ltd. (f)                                       183,266
                     ---------------------------------------------------------------------------------------------------------------
                     Insurance - 0.1%                              1,646  Swiss Life Holding (f)                             248,302
                     ---------------------------------------------------------------------------------------------------------------
                     Pharmaceuticals - 0.1%                        3,540  Novartis AG Registered Shares                      165,729
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Switzerland               1,453,816
------------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.5%        Building Products - 0.0%                     44,000  Taiwan Glass Industrial Corp.                       41,827
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 0.2%                     289,730  SinoPac Financial Holdings Co., Ltd.               158,631
                                                                 199,760  Taishin Financial Holdings Co., Ltd.               178,799
                                                                                                                        ------------
                                                                                                                             337,430
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication                27,000  Chunghwa Telecom Co. Ltd. (a)                      572,130
                     Services - 0.2%
                     ---------------------------------------------------------------------------------------------------------------
                     Electronic Equipment & Instruments - 0.1%   114,000  Delta Electronics, Inc.                            184,898
                     ---------------------------------------------------------------------------------------------------------------
                     Machinery - 0.0%                            147,000  Yungtay Engineering Co., Ltd.                       79,785
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Taiwan                    1,216,070
------------------------------------------------------------------------------------------------------------------------------------
Thailand - 1.0%      Commercial Banks - 0.3%                     444,000  Siam Commercial Bank PCL Foreign Shares            573,233
                     ---------------------------------------------------------------------------------------------------------------
                     Construction Materials - 0.2%                62,000  Siam Cement PCL Foreign Shares                     418,458
                                                                  17,000  Siam City Cement PCL Foreign Shares                120,823
                                                                                                                        ------------
                                                                                                                             539,281
                     ---------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares
Country              Industry#                                      Held  Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                     Electronic Equipment & Instruments - 0.1%   190,000  Hana Microelectronics PCL                     $    107,350
                     ---------------------------------------------------------------------------------------------------------------
                     Food Products - 0.0%                         87,000  Thai Union Frozen Products PCL Foreign Shares       63,946
                     ---------------------------------------------------------------------------------------------------------------
                     Household Durables - 0.1%                   861,000  Land and Houses PCL Foreign Shares                 191,505
                     ---------------------------------------------------------------------------------------------------------------
                     Oil & Gas - 0.3%                             34,000  PTT Exploration & Production PCL                   259,031
                                                                 102,000  PTT PCL                                            503,285
                                                                                                                        ------------
                                                                                                                             762,316
                     ---------------------------------------------------------------------------------------------------------------
                     Real Estate - 0.0%                          216,000  Sansiri PCL Foreign Shares                          17,671
                     ---------------------------------------------------------------------------------------------------------------
                     Transportation Infrastructure - 0.0%         86,000  Bangkok Expressway PCL Foreign Shares               59,363
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Thailand                  2,314,665
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom -     Aerospace & Defense - 0.1%                   61,861  BAE Systems Plc                                    303,338
2.6%
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 0.7%                      49,062  Barclays Plc                                       501,550
                                                                  21,841  HBOS Plc                                           340,485
                                                                  15,369  HSBC Holdings Plc                                  243,077
                                                                  21,606  Royal Bank of Scotland Group Plc                   687,525
                                                                                                                        ------------
                                                                                                                           1,772,637
                     ---------------------------------------------------------------------------------------------------------------
                     Food & Staples Retailing - 0.1%              17,547  Boots Group Plc                                    206,734
                     ---------------------------------------------------------------------------------------------------------------
                     Food Products - 0.1%                         23,938  Cadbury Schweppes Plc                              239,964
                     ---------------------------------------------------------------------------------------------------------------
                     Industrial Conglomerates - 0.1%              16,723  Smiths Group Plc                                   269,073
                     ---------------------------------------------------------------------------------------------------------------
                     Insurance - 0.1%                             32,615  Prudential Plc                                     311,846
                     ---------------------------------------------------------------------------------------------------------------
                     Oil & Gas - 0.3%                              2,000  BP Plc (a)                                         124,800
                                                                  66,835  BP Plc                                             692,712
                                                                                                                        ------------
                                                                                                                             817,512
                     ---------------------------------------------------------------------------------------------------------------
                     Pharmaceuticals - 0.2%                       20,826  GlaxoSmithKline Plc                                477,352
                     ---------------------------------------------------------------------------------------------------------------
                     Specialty Retail - 0.1%                      33,917  Kesa Electricals Plc                               193,712
                     ---------------------------------------------------------------------------------------------------------------
                     Tobacco - 0.1%                               14,772  Gallaher Group Plc                                 210,745
                     ---------------------------------------------------------------------------------------------------------------
                     Transportation Infrastructure - 0.1%         19,757  BAA Plc                                            217,838
                     ---------------------------------------------------------------------------------------------------------------
                     Wireless Telecommunication                  319,123  Vodafone Group Plc                                 847,240
                     Services - 0.6%                              17,500  Vodafone Group Plc (a)                             464,800
                                                                                                                        ------------
                                                                                                                           1,312,040
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in the United Kingdom        6,332,791
------------------------------------------------------------------------------------------------------------------------------------
United States -      Aerospace & Defense - 0.1%                    1,200  General Dynamics Corp.                             128,460
27.2%                                                              3,400  Raytheon Co.                                       131,580
                                                                                                                        ------------
                                                                                                                             260,040
                     ---------------------------------------------------------------------------------------------------------------
                     Auto Components - 0.1%                        3,600  Lear Corp.                                         159,696
                     ---------------------------------------------------------------------------------------------------------------
                     Beverages - 0.2%                              6,000  Anheuser-Busch Cos., Inc.                          284,340
                                                                   2,500  The Coca-Cola Co.                                  104,175
                                                                   3,300  Constellation Brands, Inc. Class A (f)             174,471
                                                                                                                        ------------
                                                                                                                             562,986
                     ---------------------------------------------------------------------------------------------------------------
                     Biotechnology - 0.0%                          1,200  Amgen, Inc. (f)                                     69,852
                     ---------------------------------------------------------------------------------------------------------------
                     Capital Markets - 0.5%                        9,500  The Bank of New York Co., Inc.                     275,975
                                                                   4,800  The Charles Schwab Corp.                            50,448
                                                                     600  Goldman Sachs Group, Inc.                           65,994
                                                                  19,000  Knight Trading Group, Inc. Class A (f)             183,160
                                                                     600  Lehman Brothers Holdings, Inc.                      56,496
                                                                   4,400  Mellon Financial Corp.                             125,576
                                                                   6,700  Morgan Stanley                                     383,575
                                                                                                                        ------------
                                                                                                                           1,141,224
                     ---------------------------------------------------------------------------------------------------------------
                     Chemicals - 0.3%                              7,150  E.I. du Pont de Nemours & Co.                      366,366
                                                                  12,700  Hercules, Inc. (f)                                 183,896
                                                                   7,885  Lyondell Chemical Co.                              220,149
                                                                                                                        ------------
                                                                                                                             770,411
                     ---------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares
Country              Industry#                                      Held  Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 0.2%                       7,394  Bank of America Corp.                         $    326,075
                                                                   2,900  Wachovia Corp.                                     147,639
                                                                                                                        ------------
                                                                                                                             473,714
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Services & Supplies - 0.2%        32,400  Corinthian Colleges, Inc. (f)                      509,328
                     ---------------------------------------------------------------------------------------------------------------
                     Communications Equipment - 0.6%              57,100  3Com Corp. (f)                                     203,276
                                                                  34,400  ADC Telecommunications, Inc. (f)                    68,456
                                                                  34,400  Cisco Systems, Inc. (f)                            615,416
                                                                   3,900  Comverse Technology, Inc. (f)                       98,358
                                                                  27,400  JDS Uniphase Corp. (f)                              45,758
                                                                  39,900  Lucent Technologies, Inc. (f)                      109,725
                                                                   5,700  Motorola, Inc.                                      85,329
                                                                  25,000  Tellabs, Inc. (f)                                  182,500
                                                                                                                        ------------
                                                                                                                           1,408,818
                     ---------------------------------------------------------------------------------------------------------------
                     Computers & Peripherals - 0.8%               18,170  EMC Corp. (f)                                      223,854
                                                                  27,471  Hewlett-Packard Co.                                602,714
                                                                   5,000  International Business Machines Corp.              456,900
                                                                  36,100  Maxtor Corp. (f)                                   192,052
                                                                   3,000  NCR Corp. (f)                                      101,220
                                                                  75,150  Sun Microsystems, Inc. (f)                         303,606
                                                                                                                        ------------
                                                                                                                           1,880,346
                     ---------------------------------------------------------------------------------------------------------------
                     Construction & Engineering - 1.9%             5,000  Chicago Bridge & Iron Co.                          220,150
                                                                 143,264  Foster Wheeler Ltd. (f)                          2,492,794
                                                                  69,000  McDermott International, Inc. (f)                1,306,170
                                                                  80,700  Quanta Services, Inc. (f)                          615,741
                                                                                                                        ------------
                                                                                                                           4,634,855
                     ---------------------------------------------------------------------------------------------------------------
                     Consumer Finance - 0.0%                       2,300  MBNA Corp.                                          56,465
                     ---------------------------------------------------------------------------------------------------------------
                     Containers & Packaging - 0.1%                14,800  Crown Holdings, Inc. (f)                           230,288
                                                                   8,600  Smurfit-Stone Container Corp. (f)                  133,042
                                                                                                                        ------------
                                                                                                                             363,330
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Financial Services - 1.0%        11,600  CIT Group, Inc.                                    440,800
                                                                  32,700  Citigroup, Inc.                                  1,469,538
                                                                   4,400  JPMorgan Chase & Co.                               152,240
                                                                   6,955  Leucadia National Corp.                            238,904
                                                                                                                        ------------
                                                                                                                           2,301,482
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication                   717  AboveNet, Inc. (f)                                  23,661
                     Services - 0.9%                               9,000  Alltel Corp.                                       493,650
                                                                   8,600  BellSouth Corp.                                    226,094
                                                                   1,200  CenturyTel, Inc.                                    39,408
                                                                  19,800  Cincinnati Bell, Inc. (f)                           84,150
                                                                   2,220  MCI, Inc.                                           55,322
                                                                  11,900  Qwest Communications International Inc. (f)         44,030
                                                                  19,700  SBC Communications, Inc.                           466,693
                                                                  17,850  Sprint Corp.                                       406,087
                                                                  11,000  Verizon Communications, Inc.                       390,500
                                                                                                                        ------------
                                                                                                                           2,229,595
                     ---------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 0.3%                     4,200  DTE Energy Co.                                     191,016
                                                                   9,400  PPL Corp.                                          507,506
                                                                                                                        ------------
                                                                                                                             698,522
                     ---------------------------------------------------------------------------------------------------------------
                     Electronic Equipment & Instruments - 0.1%     4,600  Jabil Circuit, Inc. (f)                            131,192
                                                                  20,100  Sanmina-SCI Corp. (f)                              104,922
                                                                  26,308  Solectron Corp. (f)                                 91,289
                                                                                                                        ------------
                                                                                                                             327,403
                     ---------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares
Country              Industry#                                      Held  Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                     Energy Equipment & Services - 1.0%            2,000  Baker Hughes, Inc.                            $     88,980
                                                                   8,900  ENSCO International, Inc.                          335,174
                                                                  10,714  GlobalSantaFe Corp.                                396,847
                                                                   3,325  Halliburton Co.                                    143,806
                                                                  13,500  Key Energy Services, Inc. (f)                      154,845
                                                                   1,900  Noble Corp. (f)                                    106,799
                                                                   4,400  Patterson-UTI Energy, Inc. (f)                     110,088
                                                                  10,750  Rowan Cos., Inc. (f)                               321,747
                                                                   7,600  Schlumberger Ltd.                                  535,648
                                                                   1,800  Tidewater, Inc.                                     69,948
                                                                   3,400  Transocean, Inc. (f)                               174,964
                                                                                                                        ------------
                                                                                                                           2,438,846
                     ---------------------------------------------------------------------------------------------------------------
                     Food & Staples Retailing - 0.7%               4,800  CVS Corp.                                          252,576
                                                                   5,000  Sysco Corp.                                        179,000
                                                                  19,300  Wal-Mart Stores, Inc.                              967,123
                                                                   4,900  Walgreen Co.                                       217,658
                                                                                                                        ------------
                                                                                                                           1,616,357
                     ---------------------------------------------------------------------------------------------------------------
                     Food Products - 0.2%                          3,800  Archer-Daniels-Midland Co.                          93,404
                                                                   3,900  ConAgra Foods, Inc.                                105,378
                                                                   6,400  Sara Lee Corp.                                     141,824
                                                                  14,300  Tyson Foods, Inc. Class A                          238,524
                                                                                                                        ------------
                                                                                                                             579,130
                     ---------------------------------------------------------------------------------------------------------------
                     Health Care Equipment & Supplies - 0.2%       6,300  Baxter International, Inc.                         214,074
                                                                   3,400  Waters Corp. (f)                                   121,686
                                                                                                                        ------------
                                                                                                                             335,760
                     ---------------------------------------------------------------------------------------------------------------
                     Health Care Providers & Services - 0.6%       2,800  AmerisourceBergen Corp.                            160,412
                                                                   2,400  HCA, Inc.                                          128,568
                                                                   2,300  Health Management Associates, Inc. Class A          60,214
                                                                   3,000  Humana, Inc. (f)                                    95,820
                                                                   2,400  LifePoint Hospitals, Inc. (f)                      105,216
                                                                   3,700  Manor Care, Inc.                                   134,532
                                                                   7,200  Stewart Enterprises, Inc. Class A (f)               44,280
                                                                   2,300  Tenet Healthcare Corp. (f)                          26,519
                                                                   4,500  Triad Hospitals, Inc. (f)                          225,450
                                                                   9,450  WellChoice, Inc. (f)                               503,779
                                                                                                                        ------------
                                                                                                                           1,484,790
                     ---------------------------------------------------------------------------------------------------------------
                     Hotels, Restaurants & Leisure - 0.6%          1,200  Darden Restaurants, Inc.                            36,816
                                                                 156,900  La Quinta Corp. (f)                              1,333,650
                                                                   3,500  Papa John's International, Inc. (f)                121,520
                                                                                                                        ------------
                                                                                                                           1,491,986
                     ---------------------------------------------------------------------------------------------------------------
                     Household Durables - 0.1%                     8,500  Maytag Corp. (m)                                   118,745
                                                                     200  NVR, Inc. (f)                                      157,000
                                                                                                                        ------------
                                                                                                                             275,745
                     ---------------------------------------------------------------------------------------------------------------
                     Household Products - 0.1%                     4,900  Kimberly-Clark Corp.                               322,077
                     ---------------------------------------------------------------------------------------------------------------
                     IT Services - 0.1%                            5,000  Automatic Data Processing, Inc.                    224,750
                                                                   3,600  SYKES Enterprises, Inc. (f)                         24,732
                                                                                                                        ------------
                                                                                                                             249,482
                     ---------------------------------------------------------------------------------------------------------------
                     Industrial Conglomerates - 1.4%              76,400  General Electric Co.                             2,754,984
                                                                  17,500  Tyco International Ltd.                            591,500
                                                                                                                        ------------
                                                                                                                           3,346,484
                     ---------------------------------------------------------------------------------------------------------------
                     Insurance - 1.8%                             14,400  ACE Ltd.                                           594,288
                                                                   4,400  The Allstate Corp.                                 237,864
                                                                  28,200  American International Group, Inc.               1,562,562
                                                                   6,300  Assurant, Inc.                                     212,310
                                                                   3,500  Bristol West Holdings, Inc.                         54,250

FAM Series Fund, Inc.
Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares
Country              Industry#                                      Held  Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                   2,000  Hartford Financial Services Group, Inc.       $    137,120
                                                                   4,200  Metlife, Inc.                                      164,220
                                                                   2,400  Prudential Financial, Inc.                         137,760
                                                                  19,422  The St. Paul Travelers Cos., Inc.                  713,370
                                                                   2,200  UnumProvident Corp.                                 37,444
                                                                   4,800  XL Capital Ltd. Class A                            347,376
                                                                                                                        ------------
                                                                                                                           4,198,564
                     ---------------------------------------------------------------------------------------------------------------
                     Internet Software & Services - 0.1%          12,600  DoubleClick, Inc. (f)                               97,020
                                                                  16,900  webMethods, Inc. (f)                                92,612
                                                                                                                        ------------
                                                                                                                             189,632
                     ---------------------------------------------------------------------------------------------------------------
                     Leisure Equipment & Products - 0.0%           1,800  Eastman Kodak Co.                                   58,590
                     ---------------------------------------------------------------------------------------------------------------
                     Machinery - 0.0%                              1,200  Deere & Co.                                         80,556
                     ---------------------------------------------------------------------------------------------------------------
                     Media - 1.0%                                 20,745  Comcast Corp. Class A (f)                          700,766
                                                                   5,820  The DIRECTV Group, Inc. (f)                         83,924
                                                                  15,800  Liberty Media Corp. Class A (f)                    163,846
                                                                   2,456  Liberty Media International, Inc. Class A (f)      107,425
                                                                   4,853  NTL, Inc. (f)                                      308,990
                                                                  17,300  Time Warner, Inc. (f)                              303,615
                                                                  22,955  Viacom, Inc. Class B                               799,523
                                                                                                                        ------------
                                                                                                                           2,468,089
                     ---------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 1.5%                        8,800  AK Steel Holding Corp. (f)                          97,328
                                                                   9,676  Alcoa, Inc.                                        294,054
                                                                  13,284  Aleris International, Inc. (f)                     331,436
                                                                   7,500  Arch Coal, Inc.                                    322,575
                                                                   7,100  Consol Energy, Inc.                                333,842
                                                                   8,200  Freeport-McMoRan Copper & Gold, Inc. Class B       324,802
                                                                  20,600  Inco Ltd. (f)                                      819,880
                                                                  38,500  International Coal Group, Inc. (f)(h)              488,950
                                                                   5,000  International Steel Group, Inc. (f)                197,500
                                                                   2,700  Newmont Mining Corp.                               114,075
                                                                   3,900  United States Steel Corp.                          198,315
                                                                                                                        ------------
                                                                                                                           3,522,757
                     ---------------------------------------------------------------------------------------------------------------
                     Multi-Utilities & Unregulated Power - 0.1%   17,400  The AES Corp. (f)                                  285,012
                     ---------------------------------------------------------------------------------------------------------------
                     Oil & Gas - 3.2%                              2,700  Amerada Hess Corp.                                 259,767
                                                                  19,160  ChevronTexaco Corp.                              1,117,220
                                                                   3,579  ConocoPhillips                                     385,959
                                                                   4,774  Devon Energy Corp.                                 227,958
                                                                 124,600  El Paso Corp.                                    1,318,268
                                                                  16,508  Exxon Mobil Corp.                                  983,877
                                                                  13,079  Kerr-McGee Corp.                                 1,024,478
                                                                  14,700  Marathon Oil Corp.                                 689,724
                                                                   2,300  Newfield Exploration Co. (f)                       170,798
                                                                   2,600  Noble Energy, Inc.                                 176,852
                                                                   8,900  Occidental Petroleum Corp.                         633,413
                                                                   6,900  Stone Energy Corp. (f)                             335,133
                                                                   6,600  Unocal Corp.                                       407,154
                                                                   2,300  Williams Cos., Inc.                                 43,263
                                                                                                                        ------------
                                                                                                                           7,773,864
                     ---------------------------------------------------------------------------------------------------------------
                     Paper & Forest Products - 0.3%               11,800  Bowater, Inc.                                      444,506
                                                                   6,600  Deltic Timber Corp.                                258,060
                                                                                                                        ------------
                                                                                                                             702,566
                     ---------------------------------------------------------------------------------------------------------------
                     Personal Products - 0.1%                      3,600  The Gillette Co.                                   181,728
                     ---------------------------------------------------------------------------------------------------------------
                     Pharmaceuticals - 2.6%                       10,400  Abbott Laboratories                                484,848
                                                                   8,000  Andrx Corp. (f)                                    181,360
                                                                  20,900  Bristol-Myers Squibb Co.                           532,114

FAM Series Fund, Inc.
Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares
Country              Industry#                                      Held  Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                   6,600  Eli Lilly & Co.                               $    343,860
                                                                   3,625  IVAX Corp. (f)                                      71,666
                                                                  20,000  Johnson & Johnson                                1,343,200
                                                                  21,900  Merck & Co., Inc.                                  708,903
                                                                  69,150  Pfizer, Inc.                                     1,816,570
                                                                  15,400  Schering-Plough Corp.                              279,510
                                                                   1,300  Watson Pharmaceuticals, Inc. (f)                    39,949
                                                                   7,300  Wyeth                                              307,914
                                                                                                                        ------------
                                                                                                                           6,109,894
                     ---------------------------------------------------------------------------------------------------------------
                     Real Estate - 0.2%                            8,400  Aames Investment Corp.                              68,880
                                                                   2,600  Catellus Development Corp.                          69,290
                                                                   1,200  Cedar Shopping Centers, Inc.                        17,088
                                                                  16,255  Friedman Billings Ramsey Group, Inc. Class A       257,967
                                                                   8,200  Provident Senior Living Trust (e)                  132,430
                                                                                                                        ------------
                                                                                                                             545,655
                     ---------------------------------------------------------------------------------------------------------------
                     Road & Rail - 0.5%                            7,500  CSX Corp.                                          312,375
                                                                   7,800  Swift Transportation Co., Inc. (f)                 172,692
                                                                   8,800  Union Pacific Corp.                                613,360
                                                                                                                        ------------
                                                                                                                           1,098,427
                     ---------------------------------------------------------------------------------------------------------------
                     Semiconductors & Semiconductor               25,150  Agere Systems, Inc. Class A (f)                     35,964
                     Equipment - 0.4%                             62,719  Agere Systems, Inc. Class B (f)                     89,061
                                                                   4,500  Altera Corp. (f)                                    89,010
                                                                  11,400  Cirrus Logic, Inc. (f)                              51,528
                                                                  28,300  Intel Corp.                                        657,409
                                                                   8,600  Micron Technology, Inc. (f)                         88,924
                                                                                                                        ------------
                                                                                                                           1,011,896
                     ---------------------------------------------------------------------------------------------------------------
                     Software - 2.0%                              29,800  BMC Software, Inc. (f)                             447,000
                                                                  62,735  Computer Associates International, Inc.          1,700,119
                                                                   7,400  Compuware Corp. (f)                                 53,280
                                                                  81,200  Microsoft Corp.                                  1,962,604
                                                                  57,300  Siebel Systems, Inc. (f)                           523,149
                                                                  18,000  TIBCO Software, Inc. (f)                           134,100
                                                                   3,200  Veritas Software Corp. (f)                          74,304
                                                                                                                        ------------
                                                                                                                           4,894,556
                     ---------------------------------------------------------------------------------------------------------------
                     Specialty Retail - 0.1%                       6,100  Home Depot, Inc.                                   233,264
                                                                   2,500  Office Depot, Inc. (f)                              55,450
                                                                   1,800  The Sports Authority, Inc. (f)                      49,500
                                                                                                                        ------------
                                                                                                                             338,214
                     ---------------------------------------------------------------------------------------------------------------
                     Textiles, Apparel & Luxury Goods - 0.1%      32,700  Unifi, Inc. (f)                                    109,545
                     ---------------------------------------------------------------------------------------------------------------
                     Thrifts & Mortgage Finance - 0.3%             1,200  Doral Financial Corp.                               26,268
                                                                   5,750  Fannie Mae                                         313,087
                                                                   1,100  Freddie Mac                                         69,520
                                                                   4,500  Washington Mutual, Inc.                            177,750
                                                                                                                        ------------
                                                                                                                             586,625
                     ---------------------------------------------------------------------------------------------------------------
                     Tobacco - 0.4%                               13,300  Altria Group, Inc.                                 869,687
                     ---------------------------------------------------------------------------------------------------------------
                     Transportation Infrastructure - 0.2%         18,300  Macquarie Infrastructure Co. (f)                   512,400
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in the United States        65,526,981
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Investments in Common Stocks
                                                                          (Cost - $102,474,604) - 55.0%                  132,205,457
------------------------------------------------------------------------------------------------------------------------------------

                                                                          Mutual Funds
------------------------------------------------------------------------------------------------------------------------------------
Vietnam - 0.0%       Diversified Financial Services - 0.0%        42,418  Vietnam Enterprise Investments Ltd.
                                                                          (Redeemable Shares) (f)                             57,264
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Investments in Mutual Funds
                                                                          (Cost - $50,000) - 0.0%                             57,264
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares
Country              Industry#                                      Held  Preferred Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Australia - 0.2%     Commercial Banks - 0.2%                      12,200  National Australia Bank Ltd. 7.875% (k)       $    447,740
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Preferred Stocks in Australia                447,740
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.4% Diversified Telecommunication                 3,698  McLeodUSA, Inc. Series A 2.50% (k)                   3,550
                     Services - 0.0%
                     ---------------------------------------------------------------------------------------------------------------
                     Insurance - 0.1%                              8,000  XL Capital Ltd. 6.50% (k)                          191,600
                     ---------------------------------------------------------------------------------------------------------------
                     Thrifts & Mortgage Finance - 0.3%                 9  Fannie Mae 5.375% (k)                              841,500
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Preferred Stocks in the United States      1,036,650
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Investments in Preferred Stocks
                                                                          (Cost - $1,753,817) - 0.6%                       1,484,390
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Warrants (d)
------------------------------------------------------------------------------------------------------------------------------------
Japan - 0.1%         Real Estate - 0.1%                          150,792  Marco Polo Investment Holdings Ltd.
                                                                          (expires 8/29/2013)                                150,792
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Warrants in Japan                            150,792
------------------------------------------------------------------------------------------------------------------------------------
United States -      Communications Equipment - 0.0%               6,168  Lucent Technologies, Inc.
0.0%                                                                      (expires 12/10/2007)                                 4,133
                     ---------------------------------------------------------------------------------------------------------------
                     Construction & Engineering - 0.0%            99,000  Foster Wheeler Ltd. Class B
                                                                          (expires 9/24/2007)                                 95,040
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication                   302  AboveNet, Inc. (expires 9/08/2008)                   2,718
                     Services - 0.0%                                 355  AboveNet, Inc. (expires 9/08/2010)                   3,195
                                                                   8,194  McLeodUSA, Inc. (expires 4/16/2007)                    123
                                                                                                                        ------------
                                                                                                                               6,036
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Warrants in the United States                105,209
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Investments in Warrants
                                                                          (Cost - $163,381) - 0.1%                           256,001
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Rights
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.0% Commercial Services & Supplies - 0.0%        20,500  Information Resources, Inc. (j)                     14,350
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Investments in Rights
                                                                          (Cost - $34,440) - 0.0%                             14,350
------------------------------------------------------------------------------------------------------------------------------------
                                                     Currency       Face
                                                   Denomination   Amount  Fixed Income Securities
------------------------------------------------------------------------------------------------------------------------------------
Australia - 0.6%     Food Products - 0.2%                 USD    300,000  Burns, Philp Capital Property Ltd., 10.75%
                                                                          due 2/15/2011                                      333,000
                     ---------------------------------------------------------------------------------------------------------------
                     Foreign Government Obligations -     AUD  1,300,000  Australia Government International Bond
                     0.4%                                                 Series 705,  7.50% due 7/15/2005                1,010,260
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Securities in Australia       1,343,260
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.1%        Chemicals - 0.0%                     USD    150,000  Cosan SA Industria e Comercio,  9%
                                                                          due 11/01/2009 (e)                                 144,750
                     ---------------------------------------------------------------------------------------------------------------
                     Foreign Government Obligations - 0.1%       250,000  Brazilian Government International Bond,
                                                                          8.25% due 1/20/2034                                222,000
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Securities in Brazil            366,750
------------------------------------------------------------------------------------------------------------------------------------
Canada - 0.4%        Foreign Government Obligations -     CAD    895,000  Canada Government International Bond,  4%
                     0.3%                                                 due 9/01/2010                                      741,707
                     ---------------------------------------------------------------------------------------------------------------
                     Wireless Telecommunication                           Rogers Wireless Communications, Inc.:
                     Services - 0.1%                      USD    200,000      6.135% due 12/15/2010 (b)                      207,000
                                                          CAD    100,000      7.625% due 12/15/2011                           85,548
                                                                                                                        ------------
                                                                                                                             292,548
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Securities in Canada          1,034,255
------------------------------------------------------------------------------------------------------------------------------------
Cayman Islands -     Commercial Banks - 0.2%              JPY 21,000,000  SMFG Finance Ltd., 2.25% due 7/11/2005 (k)         451,571
0.2%
                     ---------------------------------------------------------------------------------------------------------------
                     Industrial Conglomerates - 0.0%      USD     20,000  First Pacific Finance Ltd.,  0%*
                                                                          due 1/18/2010 (k)                                   20,550
                     ---------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                     Currency       Face
Country              Industry#                     Denomination   Amount  Fixed Income Securities                              Value
------------------------------------------------------------------------------------------------------------------------------------
                     Oil & Gas - 0.0%                    USD     120,000  Momenta/Cayman, 2.50%* due 8/01/2007
                                                                          (Regulation S) (k)                            $    119,400
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Securities
                                                                          in the Cayman Islands                              591,521
------------------------------------------------------------------------------------------------------------------------------------
Chile - 0.6%         Electric Utilities - 0.6%                 1,773,822   Empresa Electrica del Norte Grande SA,  4%
                                                                           due 11/05/2017                                  1,476,707
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Securities in Chile           1,476,707
------------------------------------------------------------------------------------------------------------------------------------
China - 0.1%         Industrial Conglomerates - 0.1%             150,000  Hutchison Whampoa International Ltd.,  5.45%
                                                                          due 11/24/2010                                     151,329
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Securities in China             151,329
------------------------------------------------------------------------------------------------------------------------------------
Europe - 3.2%        Commercial Banks - 3.2%                              European Investment Bank:
                                                         EUR     900,000      3.50% due 10/15/2005                         1,177,756
                                                         GBP   1,550,000      6.125% due 12/07/2005                        2,952,275
                                                         EUR   1,400,000      4% due 1/15/2007                             1,866,239
                                                               1,325,000      3.55% due 4/15/2008                          1,722,639
                                                                                                                        ------------
                                                                                                                           7,718,909
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Securities in Europe          7,718,909
------------------------------------------------------------------------------------------------------------------------------------
France - 1.0%        Commercial Banks -                        1,050,000  ERAP,  2.875% due 7/12/2006                      1,373,162
                     0.6%
                     ---------------------------------------------------------------------------------------------------------------
                     Containers &                        USD     470,000  Crown European Holdings SA, 10.875%
                     Packaging - 0.2%                                     due 3/01/2013                                      545,200
                     ---------------------------------------------------------------------------------------------------------------
                     Foreign Government Obligations -    EUR     375,000  Caisse d'Amortissement de la Dette Sociale,
                     0.2%                                                 4% due 10/25/2014                                  500,382
                     ---------------------------------------------------------------------------------------------------------------
                     Software - 0.0%                              39,900  Infogrames Entertainment SA Series WW,
                                                                          4% due 4/01/2009 (k)                                32,464
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Securities in France          2,451,208
------------------------------------------------------------------------------------------------------------------------------------
Germany - 4.0%       Commercial Banks - 2.2%                              KfW - Kreditanstalt fuer Wiederaufbau:
                                                         GBP     875,000      4.125% due 6/07/2006                         1,639,885
                                                                 175,000      4.80% due 10/27/2006                           329,194
                                                         EUR   1,050,000      3.125% due 11/15/2006                        1,379,685
                                                         GBP     250,000      5.375% due 12/07/2007                          477,805
                                                                 250,000      4.50% due 12/07/2008                           465,931
                                                         EUR     750,000      4.25% due 7/04/2014                          1,024,583
                                                                                                                        ------------
                                                                                                                           5,317,083
                     ---------------------------------------------------------------------------------------------------------------
                     Foreign Government Obligations -          3,000,000  Deutsche Bundesrepublik Series 00,  5.25%
                     1.8%                                                 due 1/04/2011                                    4,325,788
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Securities in Germany         9,642,871
------------------------------------------------------------------------------------------------------------------------------------
Iceland - 0.1%       Foreign Government Obligations -    ISK  21,000,000  Iceland Rikisbref,  7.25% due 5/17/2013            337,837
                     0.1%
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Securities in Iceland           337,837
------------------------------------------------------------------------------------------------------------------------------------
India - 0.3%         Automobiles - 0.1%                  USD     200,000  Tata Motors Ltd.,  1% due 7/31/2008 (e)(k)         330,000
                     ---------------------------------------------------------------------------------------------------------------
                     Media - 0.2%                                450,000  Zee Telefilms Ltd,  0.50% due 4/29/2009 (k)        441,643
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Securities in India             771,643
------------------------------------------------------------------------------------------------------------------------------------
Italy - 0.2%         Foreign Government Obligations -    JPY  50,000,000  Italy Government International Bond,  0.375%
                     0.2%                                                 due 10/10/2006                                     469,684
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Securities in Italy             469,684
------------------------------------------------------------------------------------------------------------------------------------
Japan - 0.9%         Commercial Banks - 0.6%                  18,000,000  The Bank of Fukuoka Ltd. Series 2,  1.10%
                                                                          due 9/28/2007 (k)                                  253,899
                                                              38,000,000  The Bank of Kyoto Ltd. Series 1,  1.90%
                                                                          due 9/30/2009 (k)                                  521,479
                                                              75,000,000  International Bank for Reconstruction &
                                                                          Development Series 670,  2% due 2/18/2008          737,020
                                                                                                                        ------------
                                                                                                                           1,512,398
                     ---------------------------------------------------------------------------------------------------------------
                     Leisure Equipment & Products - 0.1%      16,000,000  Shoei Co., Ltd. Series 2,  0%*
                                                                          due 12/30/2009 (k)                                 173,523
                     ---------------------------------------------------------------------------------------------------------------
                     Trading Companies & Distributors -       35,000,000  Mitsubishi Corp., 0%* due 6/17/2011 (k)            397,372
                     0.2%
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Securities in Japan           2,083,293
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                     Currency       Face
Country              Industry#                     Denomination   Amount  Fixed Income Securities                              Value
------------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.1%    Industrial Conglomerates - 0.1%     USD     142,000  Tyco International Group SA,  2.75%
                                                                          due 1/15/2018 (e)(k)                          $    211,580
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Securities in Luxembourg        211,580
------------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.5%      Foreign Government                  MYR     825,000  Johor Corp.,  1%* due 7/31/2009                    214,934
                     Obligations - 0.5%                        3,000,000  Malaysia Government International Bond
                                                                          Series 386X,  8.60% due 12/01/2007                 893,064
                                                                                                                        ------------
                                                                                                                           1,107,998
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Securities in Malaysia        1,107,998
------------------------------------------------------------------------------------------------------------------------------------
Mexico - 0.3%        Household Durables - 0.2%           USD     375,000  Vitro Envases Norteamerica, 10.75%
                                                                          due 7/23/2011 (e)                                  382,500
                     ---------------------------------------------------------------------------------------------------------------
                     Oil & Gas - 0.1%                    GBP     120,000  Petroleos Mexicanos, 14.50% due 3/31/2006          246,594
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Securities in Mexico            629,094
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.8%   Food Products - 0.2%                EUR     350,000  Royal Numico NV, 4.25% due 6/26/2005
                                                                          (Regulation S) (k)                                 456,241
                     ---------------------------------------------------------------------------------------------------------------
                     Foreign Government Obligations - 0.3%       475,000  Netherlands Government International Bond,
                                                                          3.75% due 7/15/2014                                624,568
                     ---------------------------------------------------------------------------------------------------------------
                     Semiconductors & Semiconductor      USD     100,000  ASM International NV,  4.25%
                     Equipment USD - 0.3%                                 due 12/06/2011 (e)(k)                              102,250
                                                         EUR     550,000  Infineon Technologies Holding BV,  4.25%
                                                                          due 2/06/2007 (k)                                  727,315
                                                                                                                        ------------
                                                                                                                             829,565
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Securities
                                                                          in the Netherlands                               1,910,374
------------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.2%   Foreign Government Obligations -    NZD     425,000  New Zealand Government International
                     0.2%                                                 Bond Series 216,  4.50% due 2/14/2016              389,249
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Securities in New Zealand       389,249
------------------------------------------------------------------------------------------------------------------------------------
Poland - 0.2%        Foreign Government Obligations -    PLN   1,675,000  Poland Government International Bond,  3%
                     0.2%                                                 due 8/24/2016                                      533,185
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Securities in Poland            533,185
------------------------------------------------------------------------------------------------------------------------------------
South Korea - 0.2%   Wireless                            USD     350,000  LG Telecom Ltd,  8.25% due 7/15/2009 (e)           365,926
                     Telecommunication
                     Services - 0.2%
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Securities in South Korea       365,926
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.3%        Foreign Government                                   Sweden Government International Bond:
                     Obligations - 0.3%                  SEK     500,000      Series 1040,  6.50% due 5/05/2008               78,743
                                                               4,375,000      Series 3101,  4% due 12/01/2008                768,383
                                                                                                                        ------------
                                                                                                                             847,126
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Securities in Sweden            847,126
------------------------------------------------------------------------------------------------------------------------------------
Switzerland - 0.1%   Insurance - 0.1%                    USD     150,000  Swiss Life Finance Ltd.,  2% due 5/20/2005 (k)     170,250
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Securities in Switzerland       170,250
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom -     Commercial Banks -                  GBP      90,000  International Bank for Reconstruction &
0.5%                 0.1%                                                 Development  7.125% due 7/30/2007                  178,251
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified                                          Colt Telecom Group Plc:
                     Telecommunication                   EUR     500,000      2% due 3/29/2006                               744,048
                     Services - 0.4%                             175,000      2% due 4/03/2007 (Regulation S) (k)            272,926
                                                                                                                        ------------
                                                                                                                           1,016,974
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Securities in the
                                                                          United Kingdom                                   1,195,225
------------------------------------------------------------------------------------------------------------------------------------
United States - 4.4% Aerospace & Defense -               USD      90,000  GenCorp, Inc.,  5.75% due 4/15/2007 (k)            100,012
                     0.00%
                     ---------------------------------------------------------------------------------------------------------------
                     Airlines - 0.0%                             136,210  Northwest Airlines, Inc. Series 1999-3-B,
                                                                          9.485% due 10/01/2016                               93,821
                     ---------------------------------------------------------------------------------------------------------------
                     Biotechnology - 0.2%                                 Abgenix, Inc. (k):
                                                                 330,000      3.50% due 3/15/2007                            319,687
                                                                 120,000      1.75% due 12/15/2011 (e)                        99,450
                                                                                                                        ------------
                                                                                                                             419,137
                     ---------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                     Currency       Face
Country              Industry#                     Denomination   Amount  Fixed Income Securities                              Value
------------------------------------------------------------------------------------------------------------------------------------
                     Chemicals - 0.1%                    USD     225,000  Corning, Inc.,  7% due 3/15/2007                 $ 225,281
                     ---------------------------------------------------------------------------------------------------------------
                     Communications Equipment - 0.1%             155,000  Lucent Technologies, Inc.,  8%
                                                                          due 8/01/2031 (k)                                  160,231
                     ---------------------------------------------------------------------------------------------------------------
                     Construction & Engineering - 1.0%         1,413,750  Foster Wheeler LLC Series A, 10.359%
                                                                          due 9/15/2011                                    1,555,125
                                                                 376,000  J Ray McDermott SA, 11% due 12/15/2013 (e)         421,120
                                                                          McDermott, Inc.:
                                                                 100,000    7.84% due 4/04/2005                              100,000
                                                                 180,000    8.75% due 5/19/2023                              180,000
                                                                                                                        ------------
                                                                                                                           2,256,245
                     ---------------------------------------------------------------------------------------------------------------
                     Containers & Packaging -                    220,000  Anchor Glass Container Corp., 11%
                     0.2%                                                 due 2/15/2013                                      198,550
                                                                 150,000  Crown Cork & Seal Co., Inc.,  7.50%
                                                                          due 12/15/2096                                     126,000
                                                                                                                        ------------
                                                                                                                             324,550
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Financial Services -                     General Electric Capital Corp.:
                     0.3%                                JPY  40,000,000      0.10% due 12/20/2005                           373,932
                                                              25,000,000      1.40% due 11/02/2006                           238,120
                                                                                                                        ------------
                                                                                                                             612,052
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified                                          MCI, Inc.:
                     Telecommunication                   USD     337,000       5.908% due 5/01/2007                          342,897
                     Services - 0.3%                             337,000       6.688% due 5/01/2009                          350,480
                                                                 229,000       7.735% due 5/01/2014                          251,900
                                                                                                                        ------------
                                                                                                                             945,277
                     ---------------------------------------------------------------------------------------------------------------
                     Gas Utilities - 0.0%                         82,000  Aventine Renewable Energy Holdings, Inc.,
                                                                          9.01% due 12/15/2011 (b)(e)                         83,230
                     ---------------------------------------------------------------------------------------------------------------
                     Health Care Providers & Services -           52,000  Beverly Enterprises, Inc.,
                     0.1%                                                 7.875% due 6/15/2014                                57,460
                                                                 200,000  Tenet Healthcare Corp.,  9.25%
                                                                          due 2/01/2015 (e)                                  199,500
                                                                                                                        ------------
                                                                                                                             256,960
                     ---------------------------------------------------------------------------------------------------------------
                     Hotels, Restaurants & Leisure - 0.2%        500,000  Uno Restaurant Corp., 10% due 2/15/2011 (e)        500,000
                     ---------------------------------------------------------------------------------------------------------------
                     Household Durables - 0.1%                   190,000  Vitro Envases Norteamericana,  9.123%
                                                                          due 2/23/2010                                      188,100
                     ---------------------------------------------------------------------------------------------------------------
                     Insurance - 0.0%                             97,000  Fortis Insurance NV,  7.75% due 1/26/2008
                                                                          due 1/26/2008 (e)(k)                               103,078
                     ---------------------------------------------------------------------------------------------------------------
                     Multi-Utilities &                   GBP      84,000  The AES Corp.  8.375% due 3/01/2011                159,521
                     Unregulated Power - 6%              USD     275,000  Calpine Corp.,  7.625% due 4/15/2006               266,750
                                                                          Calpine Generating Co. LLC (b):
                                                                 720,000      6.31% due 4/01/2009                            727,200
                                                                 400,000      9.14% due 4/01/2010                            390,000
                                                                                                                        ------------
                                                                                                                           1,543,471
                     ---------------------------------------------------------------------------------------------------------------
                     Oil & Gas - 0.1%                            125,000  McMoRan Exploration Co.,  5.25%
                                                                          due 10/06/2011 (k)                                 177,656
                     ---------------------------------------------------------------------------------------------------------------
                     Semiconductors & Semiconductor              370,000  Conexant Systems, Inc.,  4% due 2/01/2007 (k)      325,138
                     Equipment - 0.2%                            250,000  LSI Logic Corp.,  4% due 11/01/2006 (k)            246,562
                                                                                                                        ------------
                                                                                                                             571,700
                     ---------------------------------------------------------------------------------------------------------------
                     Textiles, Apparel & Luxury Goods -          249,391  Galey & Lord, Inc., Term, 10.17%
                     0.0%                                                 due 9/05/2009 (n)                                   69,829
                     ---------------------------------------------------------------------------------------------------------------
                     U.S. - Government Obligations - 0.7%      1,675,000  United States of America,
                                                                          1.625% due 1/15/2015                             1,648,039
                     ---------------------------------------------------------------------------------------------------------------
                     Wireless Telecommunication Services         350,000  Nextel Communications, Inc., 5.25%
                     - 0.2%                                               due 1/15/2010 (k)                                  358,765
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Securities in
                                                                          the United States                               10,637,434
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Investments in Fixed Income Securities
                                                                          (Cost - $41,741,216) - 19.3%                    46,436,708
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
                                                     Currency       Face
Country              Industry#                     Denomination   Amount  Fixed Income Securities                             Value
-----------------------------------------------------------------------------------------------------------------------------------
United States - 0.5%                                                     U.S. Treasury Notes:
                                                        USD     500,000      4% due 6/15/2009                          $    497,910
                                                                550,000      4.75% due 5/15/2014 (c)                        560,313
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Investments in U.S. Government
                                                                         Obligations  (Cost - $1,050,891) - 0.5%          1,058,223
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Beneficial
                                                               Interest  Other Interests (i)
-----------------------------------------------------------------------------------------------------------------------------------
United States - 0.0% Diversified                                500,000  AboveNet, Inc. (Litigation Trust Certificates)           0
                     Telecommunication                        1,000,000  WilTel Communications Group, Inc. (Litigation
                     Services - 0.0%                                     Trust Certificates)                                      0
                                                                                                                       ------------
                                                                                                                                  0
                     --------------------------------------------------------------------------------------------------------------
                                                                         Total Investments in Other Interests
                                                                         (Cost-$0) - 0.0%                                         0
-----------------------------------------------------------------------------------------------------------------------------------

                                                                         Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.2%       Time Deposits - 0.2%               DKK   2,650,000  DKK Time Deposit,  2.01% due 4/08/2005             462,301
                     --------------------------------------------------------------------------------------------------------------
                                                                         Total Short-Term Securities in Denmark             462,301
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.5%     Time Deposits - 0.5%                                SGD Time Deposit:
                                                        SGD     723,240      1.68% due 4/01/2005                            438,513
                                                              1,223,939      1.78% due 4/29/2005                            742,096
                     --------------------------------------------------------------------------------------------------------------
                                                                         Total Short-Term Securities in Singapore         1,180,609
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 0.9%   Time Deposits - 0.9%               CHF   2,490,000  CHF Time Deposit,  0.62% due 4/08/2005           2,089,101
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Short-Term Securities in Switzerland       2,089,101
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Beneficial
                                                               Interest
-----------------------------------------------------------------------------------------------------------------------------------
United States - 20.9%                                   USD  50,093,934  Merrill Lynch Liquidity Series, LLC
                                                                         Cash Sweep Series I (g)                         50,093,934
                                                                126,000  Merrill Lynch Liquidity Series, LLC
                                                                         Money Market Series (g)(l)                         126,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Short-Term Securities in
                                                                         the United States                               50,219,934
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Short-Term Securities
                                                                         (Cost - $54,042,430) - 22.5%                    53,951,945
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Investments
                                                                         (Cost - $201,310,777) - 98.0%                  235,464,338
-----------------------------------------------------------------------------------------------------------------------------------

                                                              Number of
                                                              Contracts  Call Options Written
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     60  3Com Corp., expiring January 2006 at USD 5
                                                                               Broker  UBS Warburg                           (1,500)
                                                                     80  Andrx Corp., expiring June 2005 at USD 17.5
                                                                               Broker Citigroup Global Markets              (44,000)
                                                                         BMC Software, Inc:
                                                                    230        expiring January 2006 at USD 15,
                                                                               Broker Credit Suisse First Boston            (46,000)
                                                                     68        expiring January 2006 at USD 15,
                                                                               Broker UBS Warburg                           (13,600)
                                                                    114  Cirrus Logic, Inc., expiring January 2006
                                                                               at USD 5, Broker Deutsche Bank               (10,260)
                                                                     90  Cisco Systems Inc., expiring January 2006 at 17.5
                                                                               Broker Deutsche Bank                         (19,350)
                                                                         Corinthian Colleges, Inc.:
                                                                     64        expiring May 2005 at USD 15,
                                                                               Broker UBS Warburg                           (10,880)
                                                                     47        expiring January 2006 at USD 15,
                                                                               Broker Deutsche Bank                         (14,100)
                                                                     44        expiring January 2006 at USD 20
                                                                               Broker Citigroup Global Markets               (5,940)

FAM Series Fund, Inc.
Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
                                                              Number of
                                                              Contracts  Call Options Written                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Corinthian Colleges, Inc.:
                                                                     50      expiring January 2006 at USD 20
                                                                             Broker  Credit Suisse First Boston        $     (6,750)
                                                                     18      expiring January 2006 at USD 20
                                                                             Broker  Goldman Sachs                           (2,430)
                                                                     36      expiring January 2006 at USD 20
                                                                             Broker  Morgan Stanley                          (4,860)
                                                                     65      expiring January 2006 at USD 20,
                                                                             Broker UBS Warburg                              (8,775)
                                                                    116  El Paso Corp., expiring January 2006
                                                                             at USD 12.5 Broker Deutsche Bank                (9,280)
                                                                         Intel Corp.:
                                                                    100      expiring April 2005 at USD 20
                                                                             Broker Deutsche Bank                           (34,000)
                                                                     37      expiring January 2006 at USD 22.5
                                                                             Broker Credit Suisse First Boston              (10,175)
                                                                     46  Jabil Circuit, Inc., expiring
                                                                             January 2006 at USD 20
                                                                             Broker Credit Suisse First Boston              (44,620)
                                                                         McDermott International, Inc.:
                                                                     19       expiring May 2005 at USD 12.5,
                                                                              Broker Deutsche Bank                          (12,730)
                                                                     20       expiring May 2005 at USD 15,
                                                                              Broker UBS Warburg                             (8,600)
                                                                     28       expiring May 2005 at USD 17.5
                                                                              Broker UBS Warburg                             (6,020)
                                                                     58       expiring January 2006 at USD 17.5
                                                                              Broker Citigroup Global Markets               (22,040)
                                                                     29       expiring January 2006 at USD 17.5
                                                                              Broker Credit Suisse First Boston             (11,020)
                                                                     20       expiring January 2006 at USD 17.5
                                                                              Broker Deutsche Bank                           (7,600)
                                                                     13       expiring January 2006 at USD 17.5
                                                                              Broker Morgan Stanley                          (4,940)
                                                                     25       expiring January 2006 at USD 17.5
                                                                              Broker UBS Warburg                             (9,500)
                                                                     48       expiring January 2006 at USD 20
                                                                              Broker Citigroup Global Markets               (11,040)
                                                                     37       expiring January 2006 at USD 20
                                                                              Broker Deutsche Bank                           (8,510)
                                                                     24  Merck & Co., Inc., expiring January 2006
                                                                              at USD 27.5, Broker Morgan Stanley
                                                                                                                            (13,920)
                                                                     41  Nokia Oyj, expiring January 2006 at USD 15
                                                                         Broker Goldman Sachs                                (7,175)
                                                                         Nortel Networks Corp.:
                                                                    254      expiring January 2006 at USD 2.5
                                                                             Broker Morgan Stanley                          (17,780)
                                                                    601      expiring January 2006 at USD 2.5
                                                                             Broker UBS Warburg                             (42,070)
                                                                         Quanta Services, Inc.:
                                                                     28      expiring May 2005 at USD  7.5
                                                                             Broker Deutsche Bank                            (1,540)
                                                                     28      expiring August 2005 at USD 7.5
                                                                             Broker  Deutsche Bank                           (2,660)
                                                                     33      expiring November 2005 at USD 7.5
                                                                             Broker Citigroup Global Markets                 (3,300)
                                                                     37      expiring January 2006 at USD 10
                                                                             Broker Morgan Stanley                           (2,035)
                                                                     36      expiring January 2006 at USD 10
                                                                             Broker UBS Warburg                              (1,980)
                                                                     59  Qwest Communications International Inc.,
                                                                             expiring July 2005 at USD 5
                                                                             Broker Deutsche Bank                              (590)

FAM Series Fund, Inc.
Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
                                                              Number of
                                                              Contracts  Call Options Written                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Siebel Systems, Inc.:
                                                                    250      expiring January 2006 at USD 7.5,
                                                                             Broker Citigroup Global Markets           $    (56,250)
                                                                    114      expiring January 2006 at USD 7.5,
                                                                             Broker Goldman Sachs                           (25,650)
                                                                     84      expiring January 2006 at USD 7.5,
                                                                             Broker UBS Warburg                             (18,900)
                                                                     18  The Sports Authority, Inc.,
                                                                             expiring October 2005
                                                                             at USD 25, Broker, Deutsche Bank                (9,000)
                                                                    180  TIBCO Software, Inc., expiring November 2005
                                                                             at USD  7.5, Broker, UBS Warburg               (21,600)
                                                                     72  Tyson Foods, Inc. Class A,
                                                                             expiring January 2006
                                                                             at USD 17.5, Broker, Deutsche Bank              (9,360)
                                                                     85  webMethods, Inc., expiring October 2005
                                                                             at USD 5, Broker, Morgan Stanley               (10,625)
                                                                     83  webMethods, Inc., expiring October 2005 at
                                                                             USD 5, Broker UBS Warburg                       (9,960)
                                                                                                                       ------------
                                                                                                                           (642,915)
                       ------------------------------------------------------------------------------------------------------------
                                                                         Total Investments in Call Options Written
                                                                         (Premiums Received - $667,401 ) - (0.2%)          (642,915)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Investments, Net of Options Written
                                                                         (Cost - $200,643,376 **)  - 97.8%              234,821,423
                                                                         Other Assets Less Liabilities - 2.2%             5,369,746
                                                                                                                       ------------
                                                                         Net Assets - 100.0%                           $240,191,169
                                                                                                                       ============

# For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

* Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Portfolio.

** The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2005, as computed for federal income tax purposes, were as follows:

        Aggregate cost                                            $201,182,426
                                                                  ============
        Gross unrealized appreciation                             $ 39,875,610
        Gross unrealized depreciation                               (6,236,613)
                                                                  ------------
        Net unrealized appreciation                               $ 33,638,997
                                                                  ============

(a)   Depositary Receipts.

(b)   Floating rate note.

(c) All or a portion of security held as collateral in connection with open financial futures contracts.

(d) Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(f)   Non-income producing security.

(g) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                              Net       Interest
     Affiliate                                           Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
        LLC Cash Sweep Series I                       $ 8,461,124    $   284,410
      Merrill Lynch Liquidity Series,
        LLC Money Market Series                       $   126,000    $        93
      --------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)
--------------------------------------------------------------------------------

(h) Restricted securities as to resale, representing 0.2% of net assets were as follows:

                                        Acquisition
      Issue                                 Date               Cost      Value
      --------------------------------------------------------------------------
      International Coal Group, Inc.,    12/06/2004 -        $394,350   $488,950
                                         12/14/2004
      Koninklijke Ahold NV*              12/11/2003            71,639     95,306
      --------------------------------------------------------------------------
      Total                                                  $465,989   $584,256
                                                             ========   ========
      *     Depositary receipts.

(i) Other Interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(j) The rights entitle the holder to potential cash distributions pending litigation settlement.

(k)   Convertible security.

(l)   Security was purchased with the cash proceeds from securities loans.

(m)   Security, or a portion of security, is on loan.

(n) Floating rate corporate debt in which the Portfolio invests generally pays interest at rates that are periodically predetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate.

      Financial futures contracts sold as of March 31, 2005 were as follows:
 -----------------------------------------------------------------------------
 Number of                                              Face        Unrealized
 Contracts      Issue      Exchange  Expiration Date    Value     Appreciation
 -----------------------------------------------------------------------------
    14      S&P 500 Index   Detroit     June 2005     $4,251,485    $107,835
 -----------------------------------------------------------------------------

      Financial futures contracts purchased as of March 31, 2005 were as follows:

--------------------------------------------------------------------------------
Number of                                  Expiration    Face        Unrealized
Contracts     Issue              Exchange     Date      Value      Depreciation
--------------------------------------------------------------------------------
   11     DJ Euro Stoxx 50        Eurex    June 2005   $  436,139   $ (6,827)
   15     FTSE 100 Index Future   LIFFE    June 2005   $1,409,406    (17,000)
   28     Nikkei 225 Futures      OSAKA    June 2005   $3,106,796    (59,676)
--------------------------------------------------------------------------------
Total Unrealized Depreciation - Net                                 $(83,503)
                                                                    ========

      Forward Foreign exchange contracts sold as of March 31, 2005 were as follows:

      Foreign                                                         Unrealized
      Currency Sold               Expiration Date                   Appreciation
      --------------------------------------------------------------------------
      AUD 200,000                  April 2005                            $ 4,669
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on                                   $ 4,669
      Forward Foreign Exchange Contracts                                 =======
      (USD Commitment - $159,280)

      Currency Abbreviations:

      AUD          Australian Dollar
      CAD          Canadian Dollar
      CHF          Swiss Franc
      DKK          Danish Krone
      EUR          Euro
      GBP          Sterling Pound
      ISK          Icelandic Crona
      JPY          Japanese Yen
      MYR          Malaysia Ringgit
      NZD          New Zealand Dollar
      SEK          Swedish Krona
      SGD          Singapore Dollar
      USD          U.S. Dollar

FAM Series Fund, Inc. - Mercury High Yield Portfolio
Schedule of Investments as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                           Face
Industry+                                Amount                         Corporate Bonds                                      Value
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.4%           $  250,000   DRS Technologies, Inc.,  6.875% due 11/01/2013                        $    250,000
                                        250,000   K&F Acquisition, Inc.,  7.75% due 11/15/2014 (e)                           242,500
                                        250,000   Standard Aero Holdings, Inc.,  8.25% due 9/01/2014 (e)                     258,750
                                        500,000   Transdigm, Inc.,  8.375% due 7/15/2011                                     513,125
                                        550,000   Vought Aircraft Industries, Inc.,  8% due 7/15/2011                        541,750
                                                                                                                       -------------
                                                                                                                           1,806,125
------------------------------------------------------------------------------------------------------------------------------------
Airlines - 2.2%                         750,000   American Airlines, Inc. Series 2001-2,  7.80% due 4/01/2008                686,668
                                      1,143,884   Continental Airlines, Inc. Series 2001-1 Class  C,
                                                  7.033% due 6/15/2011                                                       968,755
                                                                                                                       -------------
                                                                                                                           1,655,423
------------------------------------------------------------------------------------------------------------------------------------
Automotive - 3.3%                       250,000   Advanced Accessory Systems LLC, 10.75% due 6/15/2011                       208,750
                                        250,000   Asbury Automotive Group, Inc.,  8% due 3/15/2014                           242,500
                                        750,000   Autocam Corp., 10.875% due 6/15/2014                                       652,500
                                        250,000   Exide Technologies, 10.50% due 3/15/2013 (e)                               238,750
                                        250,000   Keystone Automotive Operations, Inc.,  9.75% due 11/01/2013                251,250
                                                  Metaldyne Corp.:
                                        417,000        11% due 6/15/2012                                                     337,770
                                        325,000        10% due 11/01/2013 (e)                                                295,750
                                        250,000   Tenneco Automotive, Inc.,  8.625% due 11/15/2014 (e)                       243,125
                                        150,000   Venture Holdings Co. LLC, 11% due 6/01/2007 (c)                              3,000
                                                                                                                       -------------
                                                                                                                           2,473,395
------------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 2.4%                     250,000   Entercom Radio LLC,  7.625% due 3/01/2014                                  260,000
                                        250,000   Granite Broadcasting Corp.,  9.75% due 12/01/2010                          232,500
                                        250,000   LIN Television Corp.,  6.50% due 5/15/2013 (e)                             241,250
                                        500,000   Nextmedia Operating, Inc., 10.75% due 7/01/2011                            545,625
                                        250,000   Radio One, Inc.,  6.375% due 2/15/2013 (e)                                 245,625
                                        250,000   Young Broadcasting, Inc.,  8.50% due 12/15/2008                            261,875
                                                                                                                       -------------
                                                                                                                           1,786,875
------------------------------------------------------------------------------------------------------------------------------------
Cable - International - 0.7%            250,000    NTL Cable Plc,  8.75% due 4/15/2014 (e)                                   269,375
                                        250,000    New Skies Satellites NV,  9.125% due 11/01/2012 (e)                       255,000
                                                                                                                       -------------
                                                                                                                             524,375
------------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 1.8%                     500,000   Charter Communications Holdings II LLC, 10.25% due 9/15/2010               510,000
                                                  Intelsat Bermuda Ltd. (e):
                                        500,000        7.794% due 1/15/2012 (a)                                              507,500
                                        350,000        8.25% due 1/15/2013                                                   353,500
                                                                                                                       -------------
                                                                                                                           1,371,000
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 4.5%                        265,000   BCP Caylux Holdings Luxembourg SCA,  9.625% due 6/15/2014 (e)              302,100
                                        900,000   Huntsman International LLC,  9.875% due 3/01/2009                          972,000
                                        250,000   INVISTA,  9.25% due 5/01/2012 (e)                                          275,000
                                        250,000   Innophos, Inc.,  8.875% due 8/15/2014 (e)                                  262,500
                                                  Nalco Co.:
                                        250,000        7.75% due 11/15/2011                                                  260,000
                                        250,000        8.875% due 11/15/2013                                                 267,500
                                        500,000   Omnova Solutions, Inc., 11.25% due 6/01/2010                               522,500
                                        250,000   PQ Corp.,  7.50% due 2/15/2013 (e)                                         246,250
                                        250,000   Rockwood Specialties Group, Inc.,  7.50% due 11/15/2014 (e)                250,000
                                                                                                                       -------------
                                                                                                                           3,357,850
------------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.3%              250,000   Simmons Bedding Co.,  7.875% due 1/15/2014                                 255,000

------------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-Durables - 3.2%          250,000   American Achievement Corp.,  8.25% due 4/01/2012                           258,750
                                        500,000   Chattem, Inc.,  7% due 3/01/2014                                           502,500
                                        250,000   Church & Dwight Co., Inc.,  6% due 12/15/2012 (e)                          243,750
                                        250,000   Elizabeth Arden, Inc.,  7.75% due 1/15/2014                                257,500

FAM Series Fund, Inc. - Mercury High Yield Portfolio
Schedule of Investments as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                           Face
Industry+                                Amount                         Corporate Bonds                                      Value
------------------------------------------------------------------------------------------------------------------------------------
                                     $  250,000   Hines Nurseries, Inc., 10.25% due 10/01/2011                         $     270,000
                                        250,000   North Atlantic Trading Co.,  9.25% due 3/01/2012                           187,500
                                        500,000   Playtex Products, Inc.,  8% due 3/01/2011                                  538,750
                                        100,000   Riddell Bell Holdings, Inc.,  8.375% due 10/01/2012 (e)                    102,500
                                                                                                                       -------------
                                                                                                                           2,361,250
------------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 7.5%                250,000   Advertising Directory Solutions, Inc.,  9.25% due 11/15/2012 (e)           262,500
                                        250,000   Cadmus Communications Corp.,  8.375% due 6/15/2014                         261,250
                                        250,000   CanWest Media, Inc.,  8% due 9/15/2012 (e)                                 263,125
                                                  Dex Media East LLC:
                                        250,000        9.875% due 11/15/2009                                                 275,000
                                        284,000       12.125% due 11/15/2012                                                 336,540
                                                  Dex Media West LLC:
                                        725,000        8.50% due 8/15/2010                                                   773,937
                                        244,000        9.875% due 8/15/2013                                                  272,060
                                        250,000   Houghton Mifflin Co.,  8.25% due 2/01/2011                                 255,000
                                        500,000   Liberty Media Corp.,  0.75% due 3/30/2023 (h)                              547,500
                                        250,000   Nebraska Book Co., Inc.,  8.625% due 3/15/2012                             241,875
                                      1,000,000   Primedia, Inc.,  7.625% due 4/01/2008                                    1,005,000
                                        250,000   Universal City Florida Holding Co.,  8.375% due 5/01/2010 (e)              255,000
                                        500,000   WDAC Subsidiary Corp.,  8.375% due 12/01/2014 (e)                          465,000
                                        321,000   Yell Finance BV, 10.75% due 8/01/2011                                      361,526
                                                                                                                       -------------
                                                                                                                           5,575,313
------------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &                  250,000   Belden & Blake Corp.,  8.75% due 7/15/2012                                 248,125
Production - 2.0%                       250,000   Encore Acquisition Co.,  6.25% due 4/15/2014                               250,000
                                        500,000   Plains Exploration & Production Co. Series B,  8.75% due 7/01/2012         545,000
                                        250,000   Range Resources Corp.,  6.375% due 3/15/2015 (e)                           240,000
                                        250,000   Stone Energy Corp.,  6.75% due 12/15/2014                                  242,500
                                                                                                                       -------------
                                                                                                                           1,525,625
------------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 6.9%                   250,000   Aventine Renewable Energy Holdings, Inc.,
                                                  9.01% due 12/15/2011 (a)(e)                                                253,750
                                        250,000   Dresser-Rand Group, Inc.,  7.375% due 11/01/2014 (e)                       250,000
                                      1,381,000   Energy Corp. of America Series A,  9.50% due 5/15/2007                   1,332,665
                                        500,000   North American Energy Partners, Inc.,  8.75% due 12/01/2011                450,000
                                        625,000   Ocean Rig Norway AS, 10.25% due 6/01/2008                                  639,844
                                        500,000   Pacific Energy Partners, LP,  7.125% due 6/15/2014                         517,500
                                        500,000   SESI LLC,  8.875% due 5/15/2011                                            533,750
                                        500,000   Star Gas Partners LP, 10.25% due 2/15/2013                                 462,500
                                        750,000   Suburban Propane Partners, LP,  6.875% due 12/15/2013                      738,750
                                                                                                                       -------------
                                                                                                                           5,178,759
------------------------------------------------------------------------------------------------------------------------------------
Financial - 0.7%                        500,000   Refco Finance Holdings LLC,  9% due 8/01/2012 (e)                          530,000
------------------------------------------------------------------------------------------------------------------------------------
Food & Drug - 0.3%                      250,000   Duane Read Inc.,  7.51% due 12/15/2010 (a)(e)                              252,500
------------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 3.7%                   250,000   American Seafoods Group LLC, 10.125% due 4/15/2010                         270,000
                                        131,867   Archibald Candy Corp., 10% due 11/01/2007 (c)                                1,319
                                        200,000   Commonwealth Brands, Inc.,  9.75% due 4/15/2008 (e)                        214,000
                                        250,000   Del Monte Corp.,  6.75% due 2/15/2015 (e)                                  243,750
                                        500,000   Doane Pet Care Co., 10.75% due 3/01/2010                                   530,000
                                        250,000   Dole Food Co., Inc.,  8.875% due 3/15/2011                                 268,750
                                         26,000   Domino's, Inc.,  8.25% due 7/01/2011                                        27,170
                                        250,000   Merisant Co., 10.25% due 7/15/2013 (e)                                     215,000
                                        550,000   Tabletop Holdings, Inc.,  12.25% due 5/15/2014 (d)                         192,500
                                        500,000   Smithfield Foods, Inc. Series B,  8% due 10/15/2009                        530,000
                                        250,000   The Wornick Co., 10.875% due 7/15/2011                                     261,250
                                                                                                                       -------------
                                                                                                                           2,753,739
------------------------------------------------------------------------------------------------------------------------------------
Gaming - 3.4%                           250,000   Boyd Gaming Corp.,  7.75% due 12/15/2012                                   261,875
                                        250,000   Choctaw Resort Development Enterprise,
                                                  7.25% due 11/15/2019 (e)                                                   247,500

FAM Series Fund, Inc. - Mercury High Yield Portfolio
Schedule of Investments as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                           Face
Industry+                                Amount                         Corporate Bonds                                     Value
------------------------------------------------------------------------------------------------------------------------------------
                                     $  300,000    Herbst Gaming, Inc.,  7% due 11/15/2014 (e)                         $     298,500
                                        250,000    Majestic Star Casino LLC,  9.50% due 10/15/2010                           261,562
                                        500,000    Mohegan Tribal Gaming Authority,  6.125% due 2/15/2013 (e)                490,000
                                        250,000    Penn National Gaming, Inc.,  6.75% due 3/01/2015 (e)                      246,250
                                        500,000    Pinnacle Entertainment, Inc.,  8.75% due 10/01/2013                       517,500
                                        250,000    Premier Entertainment Biloxi LLC, 10.75% due 2/01/2012                    255,000
                                                                                                                       -------------
                                                                                                                           2,578,187
------------------------------------------------------------------------------------------------------------------------------------
Health Care - 3.1%                      400,000   Alpharma, Inc.,  3% due 6/01/2006 (h)                                      508,000
                                        250,000   Concentra Operating Corp.,  9.125% due 6/01/2012                           265,000
                                        250,000   Elan Finance Plc,  7.75% due 11/15/2011 (e)                                186,875
                                        250,000   Select Medical Corp.,  7.625% due 2/01/2015 (e)                            250,000
                                        375,000   Triad Hospitals, Inc.,  7% due 11/15/2013                                  368,438
                                                  VWR International, Inc.:
                                        250,000        6.875% due 4/15/2012                                                  250,625
                                        250,000        8% due 4/15/2014                                                      253,125
                                        250,000   Vanguard Health Holding Co. II LLC,  9% due 10/01/2014                     263,125
                                                                                                                       -------------
                                                                                                                           2,345,188
------------------------------------------------------------------------------------------------------------------------------------
Housing - 3.1%                          500,000   Builders Firstsource, Inc.,  7.024% due 2/15/2012 (a)(e)                   492,500
                                        300,000   Building Materials Corp. of America,  7.75% due 7/15/2005                  301,500
                                        500,000   Forest City Enterprises, Inc.,  7.625% due 6/01/2015                       533,750
                                                  Goodman Global Holding Co., Inc. (e):
                                        250,000        5.76% due 6/15/2012 (a)                                               247,500
                                        250,000        7.875% due 12/15/2012                                                 228,750
                                        250,000   MAAX Corp.,  9.75% due 6/15/2012                                           255,000
                                        250,000   U.S. Concrete, Inc.,  8.375% due 4/01/2014                                 248,750
                                                                                                                       -------------
                                                                                                                           2,307,750
------------------------------------------------------------------------------------------------------------------------------------
Information Technology - 2.5%           500,000   Advanced Micro Devices, Inc.,  7.75% due 11/01/2012 (e)                    491,250
                                                  MagnaChip SemiConductor SA (e):
                                        250,000        6.26% due 12/15/2011 (a)                                              256,250
                                        250,000        8% due 12/15/2014                                                     255,625
                                        250,000   Telcordia Technologies Inc., 10% due 3/15/2013 (e)                         248,125
                                        625,000   Viasystems, Inc., 10.50% due 1/15/2011                                     618,750
                                                                                                                       -------------
                                                                                                                           1,870,000
------------------------------------------------------------------------------------------------------------------------------------
Leisure - 3.7%                          492,000   Felcor Lodging LP,  9% due 6/01/2011                                       528,900
                                      1,000,000   Host Marriott LP,  7.125% due 11/01/2013                                   992,500
                                        500,000   John Q. Hammons Hotels, LP,  8.875% due 5/15/2012                          536,250
                                        750,000   True Temper Sports, Inc.,  8.375% due 9/15/2011                            697,500
                                                                                                                       -------------
                                                                                                                           2,755,150
------------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 9.5%                    250,000   Altra Industrial Motion, Inc.,  9% due 12/01/2011 (e)                      247,500
                                        250,000   Blount, Inc.,  8.875% due 8/01/2012                                        263,750
                                        250,000   CPI Holdco, Inc.,  8.83% due 2/01/2015 (a)(e)                              241,250
                                        400,000   Douglas Dynamics LLC,  7.75% due 1/15/2012 (e)                             392,000
                                        250,000   ERICO International Corp.,  8.875% due 3/01/2012                           262,765
                                        775,000   Eagle-Picher Industries, Inc.,  9.75% due 9/01/2013                        496,000
                                        325,000   FastenTech, Inc., 12.50% due 5/01/2011 (e)                                 349,375
                                        250,000   Invensys Plc,  9.875% due 3/15/2011 (e)                                    254,375
                                        250,000   Itron, Inc.,  7.75% due 5/15/2012                                          248,750
                                        500,000   JLG Industries, Inc.,  8.25% due 5/01/2008                                 530,000
                                        350,000   Mueller Group, Inc., 10% due 5/01/2012                                     378,000
                                        500,000   Propex Fabrics, Inc., 10% due 12/01/2012                                   495,000
                                        250,000   Rexnord Corp., 10.125% due 12/15/2012                                      275,000
                                        500,000   Sensus Metering Systems, Inc.,  8.625% due 12/15/2013                      511,250
                                        500,000   Superior Essex Communications LLC,  9% due 4/15/2012                       507,500

FAM Series Fund, Inc. - Mercury High Yield Portfolio
Schedule of Investments as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                           Face
Industry+                                Amount                         Corporate Bonds                                     Value
------------------------------------------------------------------------------------------------------------------------------------
                                     $  650,000   Trimas Corp.,  9.875% due 6/15/2012                                   $    663,000
                                        825,000   Trinity Industries, Inc.,  6.50% due 3/15/2014                             796,125
                                        250,000   Valmont Industries, Inc.,  6.875% due 5/01/2014                            247,500
                                                                                                                       -------------
                                                                                                                           7,159,140
------------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 0.7%                    400,000   Foundation PA Coal Co.,  7.25% due 8/01/2014                               406,000
                                        125,000   Luscar Coal Ltd.,  9.75% due 10/15/2011                                    137,500
                                                                                                                       -------------
                                                                                                                             543,500
------------------------------------------------------------------------------------------------------------------------------------
Packaging - 7.5%                        250,000   Constar International, Inc.,  6.149% due 2/15/2012 (a)(e)                  250,000
                                                  Crown European Holdings SA:
                                        250,000        9.50% due 3/01/2011                                                   274,375
                                        250,000       10.875% due 3/01/2013                                                  290,000
                                                  Graham Packaging Co., Inc. (e):
                                        250,000         8.50% due 10/15/2012                                                 250,000
                                        250,000         9.875% due 10/15/2014                                                250,000
                                        500,000   Owens-Brockway,  8.25% due 5/15/2013                                       528,750
                                        525,000   Plastipak Holdings, Inc., 10.75% due 9/01/2011                             582,750
                                      1,000,000   Pliant Corp.,  11.125% due 6/15/2009 (d)                                   900,000
                                        350,000   Portola Packaging, Inc.,  8.25% due 2/01/2012                              262,500
                                                  Tekni-Plex, Inc.:
                                      1,000,000        12.75% due 6/15/2010                                                  835,000
                                        750,000        8.75% due 11/15/2013 (e)                                              710,625
                                        250,000   U.S. Can Corp., 10.875% due 7/15/2010                                      262,500
                                        250,000   Wise Metals Group LLC, 10.25% due 5/15/2012                                252,500
                                                                                                                       -------------
                                                                                                                           5,649,000
------------------------------------------------------------------------------------------------------------------------------------
Paper - 3.3%                            150,000   Abitibi-Consolidated, Inc.,  8.375% due 4/01/2015                          145,875
                                        250,000   Ainsworth Lumber Co. Ltd.,  7.25% due 10/01/2012 (e)                       245,000
                                                  Boise Cascade LLC (e):
                                        250,000        6.016% due 10/15/2012 (a)                                             255,000
                                        250,000        7.125% due 10/15/2014                                                 253,125
                                        750,000   Jefferson Smurfit Corp. US,  8.25% due 10/01/2012                          770,625
                                        500,000   Norske Skog Canada Ltd. Series D,  8.625% due 6/15/2011                    517,500
                                        250,000   Stone Container Finance,  7.375% due 7/15/2014                             247,500
                                                                                                                       -------------
                                                                                                                           2,434,625
------------------------------------------------------------------------------------------------------------------------------------
Services - 5.4%                         250,000   ALH Fin LLC,  8.50% due 1/15/2013                                          243,750
                                        250,000   Allied Waste North America Series B,  7.375% due 4/15/2014                 226,250
                                        250,000   Buhrmann U.S., Inc.,  8.25% due 7/01/2014                                  257,500
                                        250,000   Carriage Services, Inc.,  7.875% due 1/15/2015 (e)                         251,250
                                        250,000   Corrections Corp. of America,  7.50% due 5/01/2011                         253,125
                                        500,000   The Geo Group, Inc.,  8.25% due 7/15/2013                                  510,000
                                        250,000   HydroChem Industrial Services, Inc.,  9.25% due 2/15/2013 (e)              245,000
                                        250,000   MSW Energy Holdings II LLC,  7.375% due 9/01/2010                          253,750
                                                  United Rentals North America, Inc.:
                                        250,000        6.50% due 2/15/2012                                                   243,125
                                      1,000,000        7% due 2/15/2014                                                      915,000
                                        350,000   Waste Services, Inc.,  9.50% due 4/15/2014 (e)                             353,500
                                        250,000   Williams Scotsman, Inc., 10% due 8/15/2008                                 267,500
                                                                                                                       -------------
                                                                                                                           4,019,750
------------------------------------------------------------------------------------------------------------------------------------
Steel - 0.4%                            250,000   Ucar Finance, Inc., 10.25% due 2/15/2012                                   267,500
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 3.1%                65,000   Alaska Communications Systems Holdings, Inc.,
                                                  9.875% due 8/15/2011                                                        68,575
                                                  Cincinnati Bell, Inc.:
                                        500,000        7.25% due 7/15/2013                                                   497,500
                                        500,000        8.375% due 1/15/2014                                                  492,500
                                        250,000   Inmarsat Finance Plc,  7.625% due 6/30/2012                                248,750
                                        500,000   Qwest Communications International Inc.,  7.75% due 2/15/2014 (e)          488,750
                                        500,000   Tele Norte Leste Participacoes SA Series B,  8% due 12/18/2013             497,500
                                                                                                                       -------------
                                                                                                                           2,293,575
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury High Yield Portfolio
Schedule of Investments as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                           Face
Industry+                                Amount                         Corporate Bonds                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Transportation - 1.4%                $  250,000   OMI Corp.,  7.625% due 12/01/2013                                     $    259,687
                                        500,000   Overseas Shipholding Group,  8.25% due 3/15/2013                           535,000
                                        250,000   Progress Rail Services Corp.,  7.75% due 4/01/2012 (e)                     250,000
                                                                                                                       -------------
                                                                                                                           1,044,687
------------------------------------------------------------------------------------------------------------------------------------
Utility - 6.1%                                    The AES Corp.:
                                         94,000        8.75% due 6/15/2008                                                    99,405
                                        206,000        8.875% due 2/15/2011                                                  222,995
                                      1,250,000   Calpine Corp.,  8.625% due 8/15/2010                                       871,875
                                        874,000   ESI Tractebel Acquisition Corp. Series B,  7.99% due 12/30/2011            927,093
                                        250,000   FPL Energy National Wind,  6.125% due 3/25/2019 (e)                        248,090
                                        269,000   NRG Energy, Inc.,  8% due 12/15/2013 (e)                                   284,467
                                        500,000   Nevada Power Co.,  9% due 8/15/2013                                        561,250
                                        250,000   NorthWestern Corp.,  5.875% due 11/01/2014 (e)                             248,705
                                        300,000   Reliant Energy, Inc.,  6.75% due 12/15/2014                                279,750
                                        500,000   SEMCO Energy, Inc.,  7.75% due 5/15/2013                                   516,585
                                        250,000   Southern Natural Gas Co.,  8.875% due 3/15/2010                            271,075
                                                                                                                       -------------
                                                                                                                           4,531,290
------------------------------------------------------------------------------------------------------------------------------------
Wireless Communications - 1.7%          425,000   American Towers, Inc.,  7.25% due 12/01/2011                               438,812
                                                  Rogers Wireless Communications, Inc.:
                                        250,000        6.135% due 12/15/2010 (a)                                             258,750
                                        250,000        8% due 12/15/2012                                                     256,875
                                        375,000   SBA Telecommunications, Inc.,  9.75% due 12/15/2011 (d)                    323,438
                                                                                                                       -------------
                                                                                                                           1,277,875
------------------------------------------------------------------------------------------------------------------------------------
                                                  Total Investments in Corporate Bonds
                                                  (Cost - $72,540,962) - 96.8%                                            72,484,446
------------------------------------------------------------------------------------------------------------------------------------
                                    Shares Held                         Common Stocks
------------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                               1   U.S. Airways Group, Inc. Class A                                                 1
------------------------------------------------------------------------------------------------------------------------------------
Steel - 0.0%                                 39   Wheeling-Pittsburgh Corp. (b)                                                1,211
------------------------------------------------------------------------------------------------------------------------------------
                                                  Total Investments in Common Stocks   (Cost - $79) - 0.0%                     1,212
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 0.3%                       6,000   Emmis Communications Corp. Class A, 6.25% (h)                              263,400
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 0.0%                     8   PTV, Inc. Series A, 10% (b)                                                     28
------------------------------------------------------------------------------------------------------------------------------------
                                                  Total Investments in Preferred Stocks (Cost - $251,434) - 0.3%             263,428
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Warrants (g)
------------------------------------------------------------------------------------------------------------------------------------
Service - 0.0%                            8,359   Maxim Crane Works Holdings, Inc. (expires 1/20/2010)                         2,508
------------------------------------------------------------------------------------------------------------------------------------
                                                  Total Investments in Warrants   (Cost - $2,508) - 0.0%                       2,508
------------------------------------------------------------------------------------------------------------------------------------
                                     Beneficial
                                      Interest                       Other Interests (f)
------------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.3%                      $  708,795   U.S. Airways Group, Inc. - Certificate of Beneficial Interest              198,463
------------------------------------------------------------------------------------------------------------------------------------
Steel - 0.0%                          2,000,000   Wheeling-Pittsburgh Corp. (Litigation Trust Certificates) (b)                   20
------------------------------------------------------------------------------------------------------------------------------------
                                                  Total Investments in Other Interests   (Cost - $191,375) - 0.3%            198,483
------------------------------------------------------------------------------------------------------------------------------------
                                                  Total Investments  (Cost - $72,986,358*)  - 97.4%                       72,950,077
                                                  Other Assets Less Liabilities - 2.6%                                     1,938,550
                                                                                                                       -------------
                                                  Net Assets - 100.0%                                                  $  74,888,627
                                                                                                                       =============

+ For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report which may combine such industry sub-classifications for reporting ease.
* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                               $ 73,029,823
                                                   ============
      Gross unrealized appreciation                $  2,110,717
      Gross unrealized depreciation                  (2,190,463)
                                                   ------------
      Net unrealized depreciation                  $    (79,746)
                                                   ============

FAM Series Fund, Inc. - Mercury High Yield Portfolio
Schedule of Investments as of March 31, 2005
--------------------------------------------------------------------------------
(a)   Floating rate note.
(b)   Non-income producing security.
(c) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(d) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.
(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(f) Other Interests represent beneficial interest in liquidation trusts and other reorganization entities.
(g) Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(h)   Convertible Security.

      Financial futures contracts sold as of March 31, 2005 were as follows:
      --------------------------------------------------------------------------
      Number of                        Expiration       Face         Unrealized
      Contracts        Issue              Date          Value      Appreciation
      --------------------------------------------------------------------------
         8         10-Year U.S.
                   Treasury Bond        June 2005     $ 879,509       $ 5,384
      --------------------------------------------------------------------------

      Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                   Net                 Interest
      Affiliate                                 Activity                Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
      LLC Cash Sweep Series I                 ($2,782,025)              $15,716
      --------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Intermediate Government Bond Portfolio Schedule of Investments as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                               Face
                                              Amount      U.S. Government & Agency Obligations                             Value
------------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations+ -                    Fannie Mae Trust (a):
40.4%                                       $   870,426       Series 2002-W11 Class AV1, 3.02% due 11/25/2032          $    870,882
                                              2,054,392       Series 2003-27 Class FP, 3.15% due 6/25/2028                2,064,027
                                              3,093,689       Series 2003-33 Class LF, 3.20% due 7/25/2017                3,105,886
                                              3,176,169       Series 2003-34 Class FS, 3.25% due 1/25/2032                3,188,590
                                              2,568,432       Series 2003-41 Class YF, 3.15% due 6/25/2028                2,574,188
                                                          Freddie Mac Multiclass Certificates (a):
                                              5,062,341       Series 2564 Class OF, 3.254% due 2/15/2026                  5,070,897
                                              4,838,548       Series 2594 Class DF, 3.254% due 12/15/2027                 4,848,706
                                              4,513,564       Series 2614 Class EF, 3.354% due 12/15/2017                 4,535,974
                                                          Ginnie Mae Trust:
                                              4,520,000       Series 2002-83 Class B, 4.695% due 12/16/2024               4,486,909
                                             28,932,080       Series 2002-83 Class IO, 1.574% due 10/16/2042 (b)          1,654,452
                                             28,347,698       Series 2002-94 Class XB, 2.349% due 11/16/2007 (b)            700,730
                                              3,054,415       Series 2003-17 Class C, 4.825% due 7/16/2031                2,966,320
                                             39,642,698       Series 2003-17 Class IO, 1.24% due 3/16/2043 (b)            2,369,436
                                              2,664,553       Series 2003-49 Class C, 4.485% due 10/16/2033               2,500,010
                                              6,750,000       Series 2003-108 Class C, 4.919% due 2/16/2034               6,727,777
                                             21,716,021       Series 2003-109 Class IO, 1.098% due 11/16/2043 (b)         1,188,201
                                             15,403,602       Series 2004-9 Class IO, 1.383% due 3/16/2034 (b)              896,614
                                             24,220,869       Series 2004-43 Class IO, 1.121% due 6/16/2044 (b)           1,303,764
                                              1,809,956       Series 2004-43 Class Z, 4.50% due 6/16/2044                 1,484,164
                                              1,826,954       Series 2004-45 Class Z, 5.74% due 6/16/2045                 1,950,059
                                             34,749,780       Series 2004-57 Class IO, 1.13% due 7/16/2044 (b)            1,922,097
                                              3,454,929       Series 2004-77 Class AB, 4.368% due 11/16/2030              3,369,592
                                             87,253,907       Series 2004-77 Class IO, 1.065% due 9/16/2044 (b)           4,880,765
                                              2,000,000       Series 2005-9 Class C, 4.917% due 2/16/2032                 1,935,000
                                              1,993,512       Series 2005-12 Class A, 4.04% due 5/16/2021                 1,964,482
------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Collateralized Mortgage Obligations
                                                          (Cost - $67,976,085)                                           68,559,522
------------------------------------------------------------------------------------------------------------------------------------
Freddie Mac Sovereign Agency                  2,000,000   Federal Home Loan Bank System, 3.875% due 1/15/2010             1,953,216
Obligations - 1.2%
------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Freddie Mac Sovereign Agency Obligations
                                                          (Cost - $1,984,392)                                             1,953,216
------------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities+ - 39.2%                       Fannie Mae Guaranteed Pass-Through Certificates:
                                                468,285       6% due 4/01/2017                                              483,887
                                                613,104       5.50% due 12/01/2017                                          625,416
                                                515,556       4.50% due 9/01/2018                                           505,009
                                              3,700,680       5% due 6/01/2018 - 5/01/2019                                3,702,350
                                              1,711,053       7% due 3/01/2029 - 2/01/2032                                1,805,589
                                                438,508       8% due 4/01/2030 - 10/01/2032                                 472,202
                                                653,297       7.50% due 6/01/2030 - 4/01/2031                               699,097
                                              3,061,554       6.50% due 1/01/2032 - 11/01/2032                            3,183,170
                                              4,000,000       4.50% due 4/15/2035                                         3,795,000
                                              2,995,975       5% due 4/15/2035                                            2,928,566
                                                          Freddie Mac Mortgage Participation Certificates:
                                                628,980       6.50% due 3/01/2016                                           657,895
                                              1,206,145       6% due 4/01/2017                                            1,246,404
                                                939,366       5.50% due 6/01/2017                                           959,522
                                              1,853,301       5% due 9/01/2019                                            1,855,310
                                                131,396       8% due 3/01/2030-6/01/2031                                    141,410
                                                218,555       7% due 4/01/2032                                              230,386
                                              6,464,782       6% due 3/01/2034 - 8/01/2034                                6,618,636
                                              1,923,600       5.50% due 3/01/2035                                         1,929,972

FAM Series Fund, Inc. - Mercury Intermediate Government Bond Portfolio Schedule of Investments as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                               Face
                                              Amount      U.S. Government & Agency Obligations                             Value
------------------------------------------------------------------------------------------------------------------------------------
                                                          Ginnie Mae MBS Certificates:
                                            $ 5,844,920       5% due 11/15/2005                                        $  5,705,474
                                              3,124,740       5.47% due 12/15/2005                                        3,162,552
                                              1,377,102       4.55% due 11/15/2006                                        1,309,442
                                              1,434,896       5.05% due 7/15/2008                                         1,417,956
                                              1,439,000       5.15% due 8/15/2008                                         1,432,746
                                                189,683       5.05% due 10/15/2008                                          187,444
                                              1,408,000       5.55% due 12/15/2009                                        1,444,090
                                                 19,096       6% due 2/15/2033                                               19,637
                                              2,568,596       5.525% due 12/15/2035                                       2,600,850
                                              5,132,205       5.13% due 4/01/2044                                         5,010,520
                                              1,566,800       5.55% due 5/15/2045                                         1,596,928
                                              1,750,000       5.30% due 6/15/2045                                         1,759,808
                                              1,558,000       5.60% due 8/15/2045                                         1,589,550
                                              4,960,000       5.25% due 9/30/2045 - 12/15/2045                            4,911,313
                                              2,676,195       5.13% due 3/15/2046                                         2,645,521
------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Mortgage-Backed Securities
                                                          (Cost - $67,938,073)                                           66,633,652
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds - 6.1%                                U.S. Treasury Bonds:
                                              1,100,000       8.125% due 8/15/2019                                        1,479,887
                                              4,820,000       7.25% due 8/15/2022                                         6,161,502
                                              2,310,000       6.25% due 8/15/2023                                         2,689,616
------------------------------------------------------------------------------------------------------------------------------------
                                                          Total U.S. Treasury Bonds (Cost - $9,857,483)                  10,331,005
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Inflation Indexed Bonds - 1.3%  1,860,000   U.S. Treasury Inflation Indexed Bonds,  3.50% due 1/15/2011     2,276,480

------------------------------------------------------------------------------------------------------------------------------------
                                                          Total U.S. Treasury Inflation Indexed Bonds                     2,276,480
                                                          (Cost - $2,166,431)
------------------------------------------------------------------------------------------------------------------------------------
                                                          Total U.S. Government & Agency Obligations - 88.2%            149,753,875
------------------------------------------------------------------------------------------------------------------------------------
                                                          Non-U.S. Government & Agency Obligations
------------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage                       8,419,979   Ace Securities Corp. Series 2005-RM1 Class A2A,  2.98%
Obligations+ - 14.9%                                      due 3/25/2035 (a)                                               8,414,085
                                              5,000,000   CS First Boston Mortgage Securities Corp. Series 2005-TFLA
                                                          Class A1,  2.95% due 2/15/2020 (a)                              5,000,000
                                              4,751,130   Countrywide Home Loan Mortgage Pass Through Trust Series
                                                          2003-10 Class A6,  3.20% due 5/25/2033 (a)                      4,755,789
                                              2,139,139   GS Mortgage Securities Corp. II Series 2003-FL6A
                                                          Class A1,  4.274% due 11/15/2015 (a)                            2,138,809
                                                730,284   Greenwich Capital Commercial Funding Corp. Series 2003-FL1
                                                          Class A,  3.19% due 7/05/2018 (a)                                 730,553
                                              3,680,786   Residential Asset Securitization Trust Series 2003-A8
                                                          Class A2,  3.20% due 10/25/2018 (a)                             3,670,146
                                                658,118   Washington Mutual Series 2002-AR19 Class A8,  4.556%
                                                          due 2/25/2033                                                     658,791
------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Non-U.S. Government Collateralized Mortgage
                                                          Obligations (Cost - $25,352,572) - 14.9%                       25,368,173
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Intermediate Government Bond Portfolio Schedule of Investments as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                               Face
                                              Amount      Repurchase Agreements                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Repurchase                                  $17,400,000   Morgan Stanley & Co., Inc., purchased on 3/31/2005
Agreements - 10.2%                                        to yield  2.80% to 4/01/2005, repurchase price
                                                          $17,401,335, collateralized by FNMA, 6% due 9/01/2034        $ 17,400,000
------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Repurchase Agreements (Cost - $17,400,000) - 10.2%       17,400,000
------------------------------------------------------------------------------------------------------------------------------------
                                              Number of
Options                                       Contracts   Issue
------------------------------------------------------------------------------------------------------------------------------------
Call Options                                       15++   London InterBank Offered Rate (LIBOR) Linked Floor,
Purchased - 0.0%                                          expiring April 2005 at 1.50%, Broker JPMorgan Chase Bank              150
------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Options Purchased (Premium Paid - $9,000) - 0.0%                150
------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Investments (Cost - $192,684,037) - 113.3%              192,522,198
------------------------------------------------------------------------------------------------------------------------------------
Call Options                                       11++   Consumer Price Index (CPI) Linked Floor,
Written - 0.0%                                            expiring April 2009 at 1%, Broker Morgan
                                                          Stanley Capital Services                                          (16,800)
------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Options Written (Premium Received - $16,800) - (0.0%)       (16,800)
------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Investments, Net of Options Written                     192,505,398
                                                          (Cost - 192,667,237*)  - 113.3%
                                                          Liabilities in Excess of Other Assets - (13.3%)               (22,538,319)
                                                                                                                       ------------
                                                          Net Assets - 100.0%                                          $169,967,079
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:
      --------------------------------------------------------------------
      Aggregate cost, including options                     $ 192,729,270
                                                            =============
      Gross unrealized appreciation                         $   1,937,885
      Gross unrealized depreciation                            (2,161,757)
                                                            -------------
      Net unrealized depreciation                           $    (223,872)
                                                            =============

+ Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

++    One contract represents a notional amount of $1,000,000.

(a)   Floating rate note.

(b) Securities which receive some or all of the interest portion of the underlying collateral and little or no principal. Interest only securities have either a nominal or a notional amount of principal.

FAM Series Fund, Inc. -  Mercury Intermediate Government Bond Portfolio
Schedule of Investments as of March 31, 2005
--------------------------------------------------------------------------------

Swaps outstanding as of March 31, 2005 were as follows:
--------------------------------------------------------------------------------
                                                  Notional        Unrealized
                                                   Amount        Appreciation
--------------------------------------------------------------------------------

Receive (pay) a variable return based on the change in the Lehman Brothers MBS Fixed Rate
Index Total Return and pay floating rate based on 1-month USD LIBOR, minus .12%

Broker, UBS Warburg
Expires, April 2005                              $ 8,000,000             --

Receive (pay) a variable return based on the change in the Lehman Brothers U.S. Treasury
Index Total Return and pay floating rate based on 1-month USD LIBOR, minus .12%

Broker, Lehman Brothers Special Finance
Expires May 2005                                 $15,000,000             --

Receive (pay) a variable return based on the change in the Lehman Brothers MBS Fixed Rate
Index Total Return and pay floating rate based on 1-month USD LIBOR, minus .105%

Broker, UBS Warburg
Expires July 2005                                $13,000,000             --

Receive (pay) a variable return based on the change in the Lehman Brothers MBS Fixed Rate
Index Total Return and pay floating rate based on 1-month USD LIBOR, minus .10%

Broker, Lehman Brothers Special Finance
Expires September 2005                           $ 5,000,000             --

Receive (pay) a variable return based on the change in the Lehman Brothers U.S. Treasury
Index Total Return and pay floating rate based on 1-month USD LIBOR, minus .15%

Broker, Lehman Brothers Special Finance
Expires November 2005                            $ 9,000,000             --

Pay a fixed rate of 3.25% and receive a
floating rate based on 3-month USD LIBOR

Broker, Lehman Brothers Special Finance
Expires May 2007                                 $ 2,950,000        $58,585

FAM Series Fund, Inc. -  Mercury Intermediate Government Bond Portfolio
Schedule of Investments as of March 31, 2005
--------------------------------------------------------------------------------

Swaps outstanding as of March 31, 2005 were as follows:

--------------------------------------------------------------------------------
                                                                  Unrealized
                                                  Notional       Appreciation
                                                   Amount       (Depreciation)
--------------------------------------------------------------------------------
Pays 3.50% on TIPS adjusted principal and receive a fixed rate of 4.17%

Broker, Morgan Stanley Capital Services, Inc.
Expires January 2011                             $ 2,225,000       $(95,348)

Pay a fixed rate of 4.83% and receive a
floating rate based on 3-month USD LIBOR

Broker JPMorgan Chase Bank
Expires May 2014                                 $31,650,000        166,643
--------------------------------------------------------------------------------
Total                                                              $129,880
                                                                   ========

FAM Series Fund, Inc. - Mercury Large Cap Core Strategy Portfolio
Schedule of Investments as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
Industry*                           Shares Held                   Common Stocks                                             Value
------------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.6%                      133,000   Ford Motor Co.                                                         $ 1,506,890
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.0%                    1,000   The Bear Stearns Cos., Inc.                                                 99,900
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.8%                         27,000   Eastman Chemical Co.                                                     1,593,000
                                         85,000   Lyondell Chemical Co.                                                    2,373,200
                                         55,000   Monsanto Co.                                                             3,547,500
                                                                                                                       -------------
                                                                                                                           7,513,700
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.6%                  36,000   Bank of America Corp.                                                    1,587,600
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.4%          22,000   Cisco Systems, Inc. (d)                                                    393,580
                                        241,000   Motorola, Inc.                                                           3,607,770
                                                                                                                       -------------
                                                                                                                           4,001,350
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 9.9%           81,000   Apple Computer, Inc. (d)                                                 3,375,270
                                         30,000   Dell, Inc. (d)                                                           4,994,600
                                         74,000   EMC Corp. (d)                                                            3,375,680
                                        207,000   Hewlett-Packard Co. (c)                                                  4,541,580
                                         11,000   International Business Machines Corp.                                    1,005,180
                                         78,000   NCR Corp. (d)                                                            2,631,720
                                         71,000   QLogic Corp. (d)                                                         2,875,500
                                         38,000   Storage Technology Corp. (d)                                             1,170,400
                                        724,000   Sun Microsystems, Inc. (d)                                               2,924,960
                                                                                                                       -------------
                                                                                                                          26,894,890
------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.2%                  65,000   SLM Corp.                                                                3,239,600
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                    64,000   Citigroup, Inc.                                                          2,876,160
Services - 1.2%                          12,000   JPMorgan Chase & Co.                                                       415,200
                                                                                                                       -------------
                                                                                                                           3,291,360
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.3%                85,000   Edison International                                                     2,951,200
                                         41,000   TXU Corp.                                                                3,264,830
                                                                                                                       -------------
                                                                                                                           6,216,030
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.1%              52,000   Rockwell Automation, Inc.                                                2,945,280
------------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.2%           9,000   Wal-Mart Stores, Inc.                                                      450,990
------------------------------------------------------------------------------------------------------------------------------------
Food Products - 2.0%                    129,000   Archer-Daniels-Midland Co. (c)                                           3,170,820
                                        132,000   Tyson Foods, Inc. Class A                                                2,201,760
                                                                                                                       -------------
                                                                                                                           5,372,580
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &
Supplies - 1.1%                          53,000   Becton Dickinson & Co.                                                   3,096,260
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &
Services - 7.8%                          45,000   Aetna, Inc. New Shares                                                   3,372,750
                                         34,000   Cigna Corp.                                                              3,036,200
                                         27,000   Express Scripts, Inc. (d)                                                2,354,130
                                         84,000   Humana, Inc. (d)                                                         2,682,960
                                         46,000   Pacificare Health Systems (d)                                            2,618,320
                                         30,000   Quest Diagnostics                                                        3,153,900
                                         42,000   UnitedHealth Group, Inc.                                                 4,005,960
                                                                                                                       -------------
                                                                                                                          21,224,220
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &
Leisure - 2.4%                          111,000   McDonald's Corp.                                                         3,456,540
                                         50,000   Starwood Hotels & Resorts Worldwide, Inc.                                3,001,500
                                                                                                                       -------------
                                                                                                                           6,458,040
------------------------------------------------------------------------------------------------------------------------------------
Household Durables - 3.1%                34,000   Black & Decker Corp.                                                     2,685,660
                                          4,000   NVR, Inc. (d)                                                            3,140,000
                                         41,000   Ryland Group, Inc.                                                       2,542,820
                                                                                                                       -------------
                                                                                                                           8,368,480
------------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.2%                11,000   Procter & Gamble Co.                                                       583,000
------------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.9%                       55,000   Computer Sciences Corp. (d)                                              2,521,750
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.3%         169,000   General Electric Co.                                                     6,094,140
                                         38,000   Textron, Inc.                                                            2,835,560
                                                                                                                       -------------
                                                                                                                           8,929,700
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Large Cap Core Strategy Portfolio
Schedule of Investments as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
Industry*                           Shares Held                   Common Stocks                                             Value
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 7.9%                         66,000   The Allstate Corp.                                                     $ 3,567,960
                                          5,000   American International Group, Inc.                                         277,050
                                         39,000   Chubb Corp.                                                              3,091,530
                                         60,000   Lincoln National Corp.                                                   2,708,400
                                         75,000   Metlife, Inc.                                                            2,932,500
                                         62,000   Prudential Financial, Inc.                                               3,558,800
                                         56,000   Safeco Corp.                                                             2,727,760
                                        161,000   UnumProvident Corp. (c)                                                  2,740,220
                                                                                                                       -------------
                                                                                                                          21,604,220
------------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 1.0%      86,000   Eastman Kodak Co.                                                        2,799,300
------------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.9%                         35,000   Cummins, Inc.                                                            2,462,250
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 3.0%                   47,000   Nucor Corp.                                                              2,705,320
                                         28,000   Phelps Dodge Corp.                                                       2,848,440
                                         51,000   United States Steel Corp. (c)                                            2,593,350
                                                                                                                       -------------
                                                                                                                           8,147,110
------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities &
Unregulated Power - 0.7%                492,000   Dynegy, Inc. Class A (d)                                                 1,923,720
------------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 2.4%                  66,000   JC Penney Co., Inc.                                                      3,426,720
                                         58,000   Nordstrom, Inc.                                                          3,212,040
                                                                                                                       -------------
                                                                                                                           6,638,760
------------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 1.0%               185,000   Xerox Corp. (d)                                                          2,802,750
------------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 15.4%                        29,000   Amerada Hess Corp.                                                       2,790,090
                                         41,000   Anadarko Petroleum Corp.                                                 3,120,100
                                         66,000   Burlington Resources, Inc.                                               3,304,620
                                         95,000   ChevronTexaco Corp. (c)                                                  5,539,450
                                         43,000   ConocoPhillips                                                           4,637,120
                                         70,000   Devon Energy Corp.                                                       3,342,500
                                        108,000   Exxon Mobil Corp.                                                        6,436,800
                                         48,000   Occidental Petroleum Corp.                                               3,416,160
                                         28,000   Sunoco, Inc.                                                             2,898,560
                                         46,000   Valero Energy Corp.                                                      3,370,420
                                        158,000   Williams Cos., Inc. (c)                                                  2,971,980
                                                                                                                       -------------
                                                                                                                          41,827,800
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.3%                  111,000   Johnson & Johnson                                                        7,454,760
                                        271,000   Pfizer, Inc.                                                             7,119,170
                                                                                                                       -------------
                                                                                                                          14,573,930
------------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 2.1%                       80,000   Norfolk Southern Corp.                                                   2,964,000
                                         48,000   Yellow Roadway Corp. (c)(d)                                              2,809,920
                                                                                                                       -------------
                                                                                                                           5,773,920
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor           38,000   Intel Corp.                                                                882,740
Equipment - 1.0%                         11,000   Linear Technology Corp.                                                    421,410
                                         50,000   Microchip Technology, Inc.                                               1,300,500
                                                                                                                       -------------
                                                                                                                           2,604,650
------------------------------------------------------------------------------------------------------------------------------------
Software - 8.3%                          46,000   Adobe Systems, Inc.                                                      3,089,820
                                        102,000   Autodesk, Inc.                                                           3,035,520
                                        144,000   BEA Systems, Inc. (d)                                                    1,147,680
                                        109,000   Computer Associates International, Inc. (c)                              2,953,900
                                         67,000   Intuit, Inc. (d)                                                         2,932,590
                                        123,000   McAfee, Inc. (d)                                                         2,774,880
                                        120,000   Microsoft Corp.                                                          2,900,400
                                        304,000   Oracle Corp. (d)                                                         3,793,920
                                                                                                                       -------------
                                                                                                                          22,628,710
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Large Cap Core Strategy Portfolio
Schedule of Investments as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
Industry*                           Shares Held                   Common Stocks                                             Value
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 8.0%                  52,000   Abercrombie & Fitch Co. Class A                                      $   2,976,480
                                        101,000   American Eagle Outfitters                                                2,984,550
                                         48,000   Best Buy Co., Inc.                                                       2,592,480
                                        128,000   The Gap, Inc.                                                            2,795,520
                                        112,000   Home Depot, Inc.                                                         4,282,880
                                        119,000   Limited Brands                                                           2,891,700
                                         97,000   Staples, Inc.                                                            3,048,710
                                                                                                                       -------------
                                                                                                                          21,572,320
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.3%        29,000   Countrywide Financial Corp.                                                941,340
------------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                            6,000   Altria Group, Inc.                                                         392,340
------------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks (Cost - $232,799,873) - 99.5%                      270,994,740
------------------------------------------------------------------------------------------------------------------------------------
                                     Beneficial
                                       Interest   Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                    $ 1,197,257   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (a)              1,197,257
                                     15,731,800   Merrill Lynch Liquidity Series, LLC Money Market Series (a)(b)          15,731,800
------------------------------------------------------------------------------------------------------------------------------------
                                                  Total Short-Term Securities (Cost - $16,929,057) - 6.2%                 16,929,057
------------------------------------------------------------------------------------------------------------------------------------
                                                  Total Investments (Cost - $249,728,930**) - 105.7%                     287,923,797
                                                  Liabilities in Excess of Other Assets - (5.7%)                        (15,550,856)
                                                                                                                       -------------
                                                  Net Assets - 100.0%                                                  $ 272,372,941
                                                                                                                       =============

 * For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:
           Aggregate cost                           $ 251,675,098
                                                    =============
           Gross unrealized appreciation            $  46,316,810
           Gross unrealized depreciation              (10,068,111)
                                                    -------------
           Net unrealized appreciation              $  36,248,699
                                                    =============

(a) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:
      -------------------------------------------------------------------------
                                                       Net           Interest
      Affiliate                                      Activity         Income
      -------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                         $ 1,197,257        $    31
      Merrill Lynch Liquidity Series, LLC
      Money Market Series                         $ 4,759,600        $ 4,856
      -------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Security, or a portion of security, is on loan.
(d)   Non-income producing security.

FAM Series Fund, Inc. - Mercury Money Reserve Portfolio
Schedule of Investments as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                   Face                                                 Interest         Maturity           Value
                                  Amount                Issue                             Rate*            Date
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit -      $ 2,500,000   Barclays Bank Plc                            2.95%           8/15/2005    $  2,497,068
Euro - 2.2%                      5,000,000   Societe Generale                             2.915           8/09/2005       4,993,700
------------------------------------------------------------------------------------------------------------------------------------
                                             Total Certificates of Deposit - Euro
                                             (Cost - $7,499,908)                                                          7,490,768
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit -        2,500,000   Banco Bilbao Vizcaya Argentina SA, NY        3.00           12/21/2005       2,489,170
Yankee - 2.7%                    7,000,000   Canadian Imperial Bank of Commerce, NY (b)   2.87            4/14/2006       7,000,000
------------------------------------------------------------------------------------------------------------------------------------
                                             Total Certificates of Deposit - Yankee
                                             (Cost - $9,499,407)                                                          9,489,170
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 51.9%         5,513,000   Barton Capital, LLC                          2.72            4/07/2005       5,510,501
                                 9,000,000   Barton Capital, LLC                          2.8             5/06/2005       8,975,500
                                 8,375,000   Ciesco, LLC                                  2.75            5/10/2005       8,349,505
                                 2,987,000   Clipper Receivables Company, LLC             2.84            4/01/2005       2,987,000
                                15,673,000   Compass Securitization LLC                   2.76            4/18/2005      15,652,439
                                 3,180,000   Delaware Funding Corp.                       2.70            4/04/2005       3,179,284
                                 5,200,000   DNB NOR Bank ASA                             2.80            5/11/2005       5,183,822
                                 5,000,000   Dorada Finance Inc.                          2.76            5/17/2005       4,981,664
                                 5,000,000   Edison Asset Securitization, LLC             2.88            8/08/2005       4,943,430
                                10,000,000   FCAR Owner Trust                             2.87            8/02/2005       9,892,420
                                10,000,000   HBOS Treasury Services Plc                   3.00            6/30/2005       9,924,160
                                 7,050,000   International Lease Finance Corp.            2.75            5/12/2005       7,027,249
                                 8,030,000   International Lease Finance Corp.            2.75            5/13/2005       8,003,422
                                10,000,000   Jupiter Securitization Corp.                 2.80            4/29/2005       9,978,222
                                 4,000,000   KFW International Finance, Inc.              2.78            8/26/2005       3,948,000
                                14,362,000   New Center Asset Trust                       2.80            4/11/2005      14,350,830
                                12,000,000   Newport Funding Corp.                        2.78            5/11/2005      11,962,267
                                 3,100,000   Nordea North America, Inc.                   2.70            4/04/2005       3,099,300
                                 6,673,000   Old Line Funding, LLC                        2.75            4/25/2005       6,660,766
                                11,170,000   Sheffield Receivables Corp.                  2.70            4/04/2005      11,167,487
                                 3,458,000   Sigma Finance Inc.                           2.70            5/09/2005       3,447,780
                                 2,320,000   Thunder Bay Funding LLC                      2.80            4/26/2005       2,315,489
                                 6,352,000   White Pine Corp.                             2.78            5/17/2005       6,328,706
                                10,537,000   Windmill Funding Corp.                       2.70            4/19/2005      10,522,248
------------------------------------------------------------------------------------------------------------------------------------
                                             Total Commercial Paper
                                             (Cost - $178,417,820)                                                      178,391,491
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0.6%           2,000,000   Citigroup Global Markets Holdings, Inc.      6.75           12/01/2005       2,039,746
------------------------------------------------------------------------------------------------------------------------------------
                                             Total Corporate Bonds
                                             (Cost - $2,047,184)                                                          2,039,746
------------------------------------------------------------------------------------------------------------------------------------
Funding Agreements - 9.5%        3,000,000   General Electric Capital
                                             Assurance Co. (a)(b)                         2.76           10/03/2005       3,000,000
                                 9,000,000   Jackson National Life
                                             Insurance Co. (a)(b)                         2.77            5/02/2005       9,000,000
                                10,500,000   Monumental Life Insurance Co. (a)(b)         2.85           11/21/2005      10,500,000
                                 5,000,000   Monumental Life Insurance Co. (a)(b)         2.835           2/15/2006       5,000,000
                                 5,000,000   New York Life Insurance Co. (a)(b)           2.91            5/27/2005       5,000,000
------------------------------------------------------------------------------------------------------------------------------------
                                             Total Funding Agreements
                                             (Cost - $32,500,000)                                                        32,500,000
------------------------------------------------------------------------------------------------------------------------------------
Medium-Term Notes - 13.2%        7,000,000   General Electric Capital Corp. (b)           2.93            4/17/2006       7,000,000
                                 4,100,000   Goldman Sachs Group, Inc. (b)                2.80            4/14/2006       4,100,398
                                 2,000,000   Household Finance Corp. (b)                  2.81           10/28/2005       1,999,941
                                 3,000,000   HSBC Finance Corp. (b)                       2.84            4/24/2006       3,000,000
                                 1,300,000   MetLife Funding, Inc. (b)                    2.736           4/06/2006       1,300,000
                                 1,750,000   MetLife Funding, Inc. (b)                    2.85            4/13/2006       1,750,000
                                 7,500,000   Morgan Stanley  (b)                          2.93            8/15/2005       7,500,000
                                 1,500,000   Morgan Stanley (b)                           2.75            4/04/2006       1,500,000
                                 1,550,000   Morgan Stanley (b)                           2.89            4/27/2006       1,550,000
                                 2,000,000   Northern Rock Plc (b)                        3               4/07/2006       2,000,000
                                 2,500,000   Permanent Financing Plc  (b)                 2.79            3/10/2006       2,500,000
                                 2,000,000   Pfizer Inc. (b)                              2.69           11/04/2005       1,999,598
                                 2,700,000   Procter & Gamble Co. (b)                     2.93            4/10/2006       2,700,000
                                 6,500,000   Sigma Finance Inc. (b)                       2.815           5/05/2005       6,499,909
------------------------------------------------------------------------------------------------------------------------------------
                                             Total Medium-Term Notes
                                             (Cost - $45,399,850)                                                        45,399,846
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Money Reserve Portfolio
Schedule of Investments as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                   Face                                                 Interest         Maturity           Value
                                  Amount                Issue                             Rate*            Date
------------------------------------------------------------------------------------------------------------------------------------
Master Notes - 0.8%            $ 2,700,000   Beta Finance Inc.                            3.05%           1/05/2006    $  2,700,000
------------------------------------------------------------------------------------------------------------------------------------
                                             Total Master Notes
                                             (Cost - $2,696,423)                                                          2,700,000
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government, Agency &        5,000,000   Fannie Mae                                   2.85            8/19/2005       4,940,305
Instrumentality Obligations -
Discount - 1.5%
------------------------------------------------------------------------------------------------------------------------------------
                                             Total U.S. Government, Agency &
                                             Instrumentality Obligations - Discount
                                             (Cost - $4,944,583)                                                          4,940,305
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government, Agency &        4,000,000   Fannie Mae                                   1.61            5/13/2005       3,994,138
Instrumentality Obligations -
Non-Discount - 17.7%
                                 2,000,000   Fannie Mae                                   1.75            5/23/2005       1,996,433
                                   500,000   Fannie Mae                                   7.00            7/15/2005         505,576
                                 3,950,000   Fannie Mae                                   1.875           9/15/2005       3,925,269
                                 5,275,000   Fannie Mae (b)                               2.84           12/09/2005       5,272,467
                                 1,250,000   Fannie Mae                                   2.25            2/28/2006       1,234,063
                                 1,000,000   Fannie Mae                                   3.00            9/20/2006         986,911
                                 5,000,000   Federal Farm Credit Banks (b)                2.77            2/21/2006       4,999,108
                                10,025,000   Federal Home Loan Banks                      1.625           4/15/2005      10,020,830
                                 1,600,000   Federal Home Loan Banks                      1.42            6/30/2005       1,593,595
                                 2,500,000   Federal Home Loan Banks                      1.75            8/15/2005       2,488,157
                                 5,000,000   Federal Home Loan Banks                      1.50            8/26/2005       4,969,615
                                 5,000,000   Federal Home Loan Banks (b)                  2.656           5/10/2006       4,997,885
                                 5,000,000   Federal Home Loan Banks (b)                  2.728           5/19/2006       4,997,965
                                 4,000,000   Federal Home Loan Banks (b)                  2.74            8/21/2006       3,996,691
                                 1,000,000   Federal Home Loan Banks                      3.45            1/10/2007         991,508
                                 2,000,000   Freddie Mac                                  4.25            6/15/2005       2,004,786
                                 1,000,000   Freddie Mac                                  2.29           10/28/2005         993,518
                                 1,000,000   Freddie Mac                                  2.41           11/04/2005         993,946
------------------------------------------------------------------------------------------------------------------------------------
                                            Total U.S. Government, Agency &
                                            Instrumentality Obligations - Non-Discount
                                            (Cost - $61,084,146)                                                         60,962,461
------------------------------------------------------------------------------------------------------------------------------------
                                             Total Investments  (Cost - $344,089,321**)  - 100.1%                       343,913,787
                                             Liabilities in Excess of Other Assets - (0.1%)                               (165,229)
                                                                                                                       ------------
                                             Net Assets - 100.0%                                                       $343,748,558
                                                                                                                       ============

 * Commercial Paper and certain U.S. Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Portfolio. Other securities bear interest at the rates shown payable at fixed rates or upon maturity. Interest rates on variable securities are adjusted periodically based upon appropriate indexes. The interest rates shown are the rates in effect at March 31, 2005.
** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                     $ 344,089,321
                                                         =============
      Gross unrealized appreciation                      $       6,535
      Gross unrealized depreciation                           (182,069)
                                                         -------------
      Net unrealized depreciation                        $    (175,534)
                                                         =============

(a) Restricted securities as to resale, representing 9.5% of net assets were as follows:

----------------------------------------------------------------------------------------------------------------------------
                                                                         Acquisition Dates      Cost               Value
----------------------------------------------------------------------------------------------------------------------------
      General Electric Capital Assurance Co., 2.76% due 10/03/2005*           9/28/2004      $ 3,000,000      $  3,000,000
      Jackson National Life Insurance Co.,  2.77% due 5/02/2005*              5/03/2004        9,000,000         9,000,000
      Monumental Life Insurance Co.,  2.85% due 11/21/2005*                  10/25/2004       10,500,000        10,500,000
      Monumental Life Insurance Co.,  2.835% due 2/15/2006*                   2/17/2005        5,000,000         5,000,000
      New York Life Insurance Co.,  2.91% due 5/27/2005*                      5/28/2004        5,000,000         5,000,000
----------------------------------------------------------------------------------------------------------------------------
      Total                                                                                                   $ 32,500,000
                                                                                                              ============

      *     Variable rate notes.

(b)   Variable rate notes.

Item 2 - Controls and Procedures

2(a)- The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b)- There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

         Certifications - Attached hereto

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          FAM Series Fund, Inc.

           By: /s/ Robert C. Doll, Jr.
               -----------------------
               Robert C. Doll, Jr.
               Chief Executive Officer
               FAM Series Fund, Inc.

           Date: May 23, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

           By: /s/ Robert C. Doll, Jr.
               -----------------------
               Robert C. Doll, Jr.
               Chief Executive Officer
               FAM Series Fund, Inc.

           Date: May 23, 2005

           By: /s/ Donald C. Burke
               -------------------
               Donald C. Burke
               Chief Financial Officer
               FAM Series Fund, Inc.

           Date: May 23, 2005